UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00945
Virtus Equity Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Sep 30
Date of reporting period:
September 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus KAR Capital Growth Fund
Class A / PSTAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class A / PSTAX	$144	1.21%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 38.53%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 42.19%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Fair Isaac, Meta Platforms, Amazon.com, and Amphenol. The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, MongoDB, and Monster Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Fair Isaac	Positive	Fair Issac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.

BILL	Negative	BILL, which provides automated, cloud-based software for financial operations, faced headwinds in commissions, a slowdown in small- and medium-sized business customer spending, and pressure from a competitor.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class A/PSTAX) at NAV(1)	38.53%	14.55%	13.28%
Virtus KAR Capital Growth Fund (Class A/PSTAX) at POP(2),(3)	30.91%	13.26%	12.64%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$645,532
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$4,194
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	20%
Communication Services	12%
Health Care	12%
Financials	11%
Industrials	11%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Capital Growth Fund
Class C / SSTFX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class C / SSTFX	$240	2.02%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 37.37%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 42.19%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Fair Isaac, Meta Platforms, Amazon.com, and Amphenol. The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, MongoDB, and Monster Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Fair Isaac	Positive	Fair Issac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.

BILL	Negative	BILL, which provides automated, cloud-based software for financial operations, faced headwinds in commissions, a slowdown in small- and medium-sized business customer spending, and pressure from a competitor.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class C/SSTFX) at NAV(1) and with CDSC(2)	37.37%	13.62%	12.39%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$645,532
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$4,194
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	20%
Communication Services	12%
Health Care	12%
Financials	11%
Industrials	11%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Capital Growth Fund
Class I / PLXGX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class I / PLXGX	$118	0.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 38.76%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 42.19%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Fair Isaac, Meta Platforms, Amazon.com, and Amphenol. The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, MongoDB, and Monster Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Fair Isaac	Positive	Fair Issac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.

BILL	Negative	BILL, which provides automated, cloud-based software for financial operations, faced headwinds in commissions, a slowdown in small- and medium-sized business customer spending, and pressure from a competitor.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class I/PLXGX) at NAV(1)	38.76%	14.65%	13.47%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$645,532
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$4,194
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	20%
Communication Services	12%
Health Care	12%
Financials	11%
Industrials	11%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Capital Growth Fund
Class R6 / VCGRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class R6 / VCGRX	$87	0.73%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 39.15%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 42.19%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Fair Isaac, Meta Platforms, Amazon.com, and Amphenol. The biggest detractors from performance during the period were Paycom Software, BILL, Estee Lauder, MongoDB, and Monster Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Fair Isaac	Positive	Fair Issac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.

BILL	Negative	BILL, which provides automated, cloud-based software for financial operations, faced headwinds in commissions, a slowdown in small- and medium-sized business customer spending, and pressure from a competitor.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Capital Growth Fund (Class R6/VCGRX) at NAV(1)	39.15%	15.09%	11.83%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
Russell 1000® Growth Index	42.19%	19.74%	16.67%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$645,532
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$4,194
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Information Technology	29%
Consumer Discretionary	20%
Communication Services	12%
Health Care	12%
Financials	11%
Industrials	11%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Equity Income Fund
Class A / PDIAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class A / PDIAX	$134	1.20%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 22.81%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the MSCI USA High Dividend Yield Index (net), which serves as the style-specific index, returned 25.09%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An underweight in energy and stock selection in communication services contributed to performance. The biggest contributors to performance for the 12-month period were IBM, PNC Financial Services, Verizon Communications, Zurich Insurance, and AbbVie. The biggest detractors from performance during the period were MSC Industrial Direct, Pfizer, PepsiCo, Patterson Companies, and UPS. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
PNC Financial Services	Positive	Despite weak loan growth, PNC’s business performed well and its shares traded higher on the basis of good credit and the news of lower interest rates.
MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.

Pfizer	Negative	Pfizer remained in a period of uncertainty as it dealt with some loss of exclusivity in advance of new product launches. In addition, the long-term opportunity related to Covid products, including the vaccine and Paxlovid treatment, proved to be weaker than expected.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class A/PDIAX) at NAV(1)	22.81%	10.24%	9.55%
Virtus KAR Equity Income Fund (Class A/PDIAX) at POP(2),(3)	16.06%	9.00%	8.93%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
MSCI USA High Dividend Yield Index (net)	25.09%	8.34%	8.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$127,973
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$735
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Financials	19%
Industrials	16%
Information Technology	15%
Consumer Staples	10%
Health Care	9%
Utilities	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Equity Income Fund
Class C / PGICX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class C / PGICX	$216	1.95%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 21.82%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the MSCI USA High Dividend Yield Index (net), which serves as the style-specific index, returned 25.09%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An underweight in energy and stock selection in communication services contributed to performance. The biggest contributors to performance for the 12-month period were IBM, PNC Financial Services, Verizon Communications, Zurich Insurance, and AbbVie. The biggest detractors from performance during the period were MSC Industrial Direct, Pfizer, PepsiCo, Patterson Companies, and UPS. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
PNC Financial Services	Positive	Despite weak loan growth, PNC’s business performed well and its shares traded higher on the basis of good credit and the news of lower interest rates.
MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.

Pfizer	Negative	Pfizer remained in a period of uncertainty as it dealt with some loss of exclusivity in advance of new product launches. In addition, the long-term opportunity related to Covid products, including the vaccine and Paxlovid treatment, proved to be weaker than expected.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class C/PGICX) at NAV(1) and with CDSC(2)	21.82%	9.41%	8.72%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
MSCI USA High Dividend Yield Index (net)	25.09%	8.34%	8.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$127,973
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$735
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Financials	19%
Industrials	16%
Information Technology	15%
Consumer Staples	10%
Health Care	9%
Utilities	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Equity Income Fund
Class I / PXIIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class I / PXIIX	$106	0.95%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 23.06%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the MSCI USA High Dividend Yield Index (net), which serves as the style-specific index, returned 25.09%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An underweight in energy and stock selection in communication services contributed to performance. The biggest contributors to performance for the 12-month period were IBM, PNC Financial Services, Verizon Communications, Zurich Insurance, and AbbVie. The biggest detractors from performance during the period were MSC Industrial Direct, Pfizer, PepsiCo, Patterson Companies, and UPS. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
PNC Financial Services	Positive	Despite weak loan growth, PNC’s business performed well and its shares traded higher on the basis of good credit and the news of lower interest rates.
MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.

Pfizer	Negative	Pfizer remained in a period of uncertainty as it dealt with some loss of exclusivity in advance of new product launches. In addition, the long-term opportunity related to Covid products, including the vaccine and Paxlovid treatment, proved to be weaker than expected.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class I/PXIIX) at NAV(1)	23.06%	10.50%	9.82%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
MSCI USA High Dividend Yield Index (net)	25.09%	8.34%	8.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$127,973
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$735
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Financials	19%
Industrials	16%
Information Technology	15%
Consumer Staples	10%
Health Care	9%
Utilities	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Equity Income Fund
Class R6 / VECRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class R6 / VECRX	$102	0.91%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 23.17%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the MSCI USA High Dividend Yield Index (net), which serves as the style-specific index, returned 25.09%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An underweight in energy and stock selection in communication services contributed to performance. The biggest contributors to performance for the 12-month period were IBM, PNC Financial Services, Verizon Communications, Zurich Insurance, and AbbVie. The biggest detractors from performance during the period were MSC Industrial Direct, Pfizer, PepsiCo, Patterson Companies, and UPS. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
PNC Financial Services	Positive	Despite weak loan growth, PNC’s business performed well and its shares traded higher on the basis of good credit and the news of lower interest rates.
MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.

Pfizer	Negative	Pfizer remained in a period of uncertainty as it dealt with some loss of exclusivity in advance of new product launches. In addition, the long-term opportunity related to Covid products, including the vaccine and Paxlovid treatment, proved to be weaker than expected.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Equity Income Fund (Class R6/VECRX) at NAV(1)	23.17%	10.56%	7.98%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
MSCI USA High Dividend Yield Index (net)	25.09%	8.34%	7.30%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$127,973
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$735
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Financials	19%
Industrials	16%
Information Technology	15%
Consumer Staples	10%
Health Care	9%
Utilities	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Global Quality Dividend Fund
Class A / PPTAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class A / PPTAX	$150	1.35%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 22.88%. For the same period, the MSCI All Country World Index (net) serve as broad-based securities market index, returned 31.76%. The MSCI World High Dividend Yield Index (net) and the Global Quality Dividend Linked Benchmark, which serve as the style specific indexes, returned 22.60% and 22.60% respectively.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 Developed Markets (DM) countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
  The Global Quality Dividend Linked Benchmark consists of the MSCI World High Dividend Yield Index (net). Performance of the Global Quality Dividend Linked Benchmark between February 1, 2017 and December 31, 2018 is that of the Russell 1000® Value Index. The indexes are unmanaged and not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an overweight in communication services, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in energy, as well as stock selection and an overweight in materials, contributed to performance. The biggest contributors to performance for the 12-month period were IBM, Southern Company, Verizon Communications, AbbVie, and Tokio Marine. The biggest detractors from performance during the period were Spark New Zealand, MSC Industrial Direct, Adecco Group, Pfizer, and BCE. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
Southern Company	Positive	Southern Company recently placed its second and final nuclear plant into service. In addition, the stock benefited from market sentiment that artificial intelligence (AI)-related demand and a desire from AI customers for green energy may provide good momentum for the business going forward.

Spark New Zealand	Negative	During the reporting period, the New Zealand economy and the company’s revenue slowed faster than expected. Given the uncertainty that developed about the sustainability of the company’s dividend, the Fund sold its shares.

MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Quality Dividend Fund (Class A/PPTAX) at NAV(1)	22.88%	4.65%	5.79%
Virtus KAR Global Quality Dividend Fund (Class A/PPTAX) at POP(2),(3)	16.12%	3.48%	5.19%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI World High Dividend Yield Index (net)	22.60%	8.12%	6.80%
Global Quality Dividend Linked Benchmark	22.60%	8.12%	8.24%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$32,140
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$150
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	22%
Industrials	15%
Utilities	12%
Information Technology	10%
Communication Services	10%
Consumer Staples	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Global Quality Dividend Fund
Class C / PPTCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class C / PPTCX	$233	2.10%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 21.93%. For the same period, the MSCI All Country World Index (net) serve as broad-based securities market index, returned 31.76%. The MSCI World High Dividend Yield Index (net) and the Global Quality Dividend Linked Benchmark, which serve as the style specific indexes, returned 22.60% and 22.60% respectively.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 Developed Markets (DM) countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
  The Global Quality Dividend Linked Benchmark consists of the MSCI World High Dividend Yield Index (net). Performance of the Global Quality Dividend Linked Benchmark between February 1, 2017 and December 31, 2018 is that of the Russell 1000® Value Index. The indexes are unmanaged and not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an overweight in communication services, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in energy, as well as stock selection and an overweight in materials, contributed to performance. The biggest contributors to performance for the 12-month period were IBM, Southern Company, Verizon Communications, AbbVie, and Tokio Marine. The biggest detractors from performance during the period were Spark New Zealand, MSC Industrial Direct, Adecco Group, Pfizer, and BCE. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
Southern Company	Positive	Southern Company recently placed its second and final nuclear plant into service. In addition, the stock benefited from market sentiment that artificial intelligence (AI)-related demand and a desire from AI customers for green energy may provide good momentum for the business going forward.

Spark New Zealand	Negative	During the reporting period, the New Zealand economy and the company’s revenue slowed faster than expected. Given the uncertainty that developed about the sustainability of the company’s dividend, the Fund sold its shares.

MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Quality Dividend Fund (Class C/PPTCX) at NAV(1) and with CDSC(2)	21.93%	3.87%	5.00%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI World High Dividend Yield Index (net)	22.60%	8.12%	6.80%
Global Quality Dividend Linked Benchmark	22.60%	8.12%	8.24%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$32,140
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$150
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	22%
Industrials	15%
Utilities	12%
Information Technology	10%
Communication Services	10%
Consumer Staples	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Global Quality Dividend Fund
Class I / PIPTX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class I / PIPTX	$123	1.10%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 23.20%. For the same period, the MSCI All Country World Index (net) serve as broad-based securities market index, returned 31.76%. The MSCI World High Dividend Yield Index (net) and the Global Quality Dividend Linked Benchmark, which serve as the style specific indexes, returned 22.60% and 22.60% respectively.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 Developed Markets (DM) countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
  The Global Quality Dividend Linked Benchmark consists of the MSCI World High Dividend Yield Index (net). Performance of the Global Quality Dividend Linked Benchmark between February 1, 2017 and December 31, 2018 is that of the Russell 1000® Value Index. The indexes are unmanaged and not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an overweight in communication services, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in energy, as well as stock selection and an overweight in materials, contributed to performance. The biggest contributors to performance for the 12-month period were IBM, Southern Company, Verizon Communications, AbbVie, and Tokio Marine. The biggest detractors from performance during the period were Spark New Zealand, MSC Industrial Direct, Adecco Group, Pfizer, and BCE. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
Southern Company	Positive	Southern Company recently placed its second and final nuclear plant into service. In addition, the stock benefited from market sentiment that artificial intelligence (AI)-related demand and a desire from AI customers for green energy may provide good momentum for the business going forward.

Spark New Zealand	Negative	During the reporting period, the New Zealand economy and the company’s revenue slowed faster than expected. Given the uncertainty that developed about the sustainability of the company’s dividend, the Fund sold its shares.

MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Quality Dividend Fund (Class I/PIPTX) at NAV(1)	23.20%	4.91%	6.05%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI World High Dividend Yield Index (net)	22.60%	8.12%	6.80%
Global Quality Dividend Linked Benchmark	22.60%	8.12%	8.24%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$32,140
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$150
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	22%
Industrials	15%
Utilities	12%
Information Technology	10%
Communication Services	10%
Consumer Staples	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Global Quality Dividend Fund
Class R6 / VGQRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Global Quality Dividend Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Quality Dividend Fund Class R6 / VGQRX	$87	0.78%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 23.59%. For the same period, the MSCI All Country World Index (net) serve as broad-based securities market index, returned 31.76%. The MSCI World High Dividend Yield Index (net) and the Global Quality Dividend Linked Benchmark, which serve as the style specific indexes, returned 22.60% and 22.60% respectively.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 Developed Markets (DM) countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
  The Global Quality Dividend Linked Benchmark consists of the MSCI World High Dividend Yield Index (net). Performance of the Global Quality Dividend Linked Benchmark between February 1, 2017 and December 31, 2018 is that of the Russell 1000® Value Index. The indexes are unmanaged and not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials, as well as stock selection and an overweight in communication services, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in energy, as well as stock selection and an overweight in materials, contributed to performance. The biggest contributors to performance for the 12-month period were IBM, Southern Company, Verizon Communications, AbbVie, and Tokio Marine. The biggest detractors from performance during the period were Spark New Zealand, MSC Industrial Direct, Adecco Group, Pfizer, and BCE. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
IBM	Positive	After several years of investment, IBM has seen its hybrid cloud offering resonate with clients. This has benefited both the company’s software and consulting businesses.
Southern Company	Positive	Southern Company recently placed its second and final nuclear plant into service. In addition, the stock benefited from market sentiment that artificial intelligence (AI)-related demand and a desire from AI customers for green energy may provide good momentum for the business going forward.

Spark New Zealand	Negative	During the reporting period, the New Zealand economy and the company’s revenue slowed faster than expected. Given the uncertainty that developed about the sustainability of the company’s dividend, the Fund sold its shares.

MSC Industrial Direct	Negative	A sluggish macroeconomy negatively impacted customer sentiment. In addition, the company had some execution issues regarding a web pricing initiative designed to help stimulate business among its core customers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2019). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Global Quality Dividend Fund (Class R6/VGQRX) at NAV(1)	23.59%	5.25%	5.88%
MSCI All Country World Index (net)	31.76%	12.19%	11.85%
MSCI World High Dividend Yield Index (net)	22.60%	8.12%	8.32%
Global Quality Dividend Linked Benchmark	22.60%	8.12%	8.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$32,140
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$150
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	22%
Industrials	15%
Utilities	12%
Information Technology	10%
Communication Services	10%
Consumer Staples	9%
Materials	7%
Other (includes securities lending collateral)	15%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Mid-Cap Core Fund
Class A / VMACX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class A / VMACX	$133	1.20%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 21.82%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell Midcap® Index, which serves as the style-specific index, returned 29.33%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in health care, as well as stock selection in financials, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An overweight in industrials and an underweight in energy contributed to performance. The biggest contributors to performance for the 12-month period were Monolithic Power Systems, Lennox International, HEICO, Houlihan Lokey, and Equifax. The biggest detractors from performance during the period were Lamb Weston, West Pharmaceutical Services, Align Technology, Zebra Technologies, and LPL Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Monolithic Power Systems	Positive	Monolithic Power outperformed due to strong demand for power solutions for artificial intelligence (AI) computer processors. This offset declines across the rest of the company’s users resulting from softness in non-AI-related semiconductor demand.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Lamb Weston	Negative	The company experienced disruption to its distribution network, which resulted in material loss of market share that could take time to win back.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at NAV(1)	21.82%	12.56%	12.57%
Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at POP(2),(3)	15.12%	11.29%	11.93%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Index	29.33%	11.30%	10.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,906,308
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$16,684
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Industrials	41%
Financials	20%
Information Technology	17%
Health Care	11%
Consumer Discretionary	10%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Mid-Cap Core Fund
Class C / VMCCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class C / VMCCX	$215	1.95%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 20.91%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell Midcap® Index, which serves as the style-specific index, returned 29.33%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in health care, as well as stock selection in financials, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An overweight in industrials and an underweight in energy contributed to performance. The biggest contributors to performance for the 12-month period were Monolithic Power Systems, Lennox International, HEICO, Houlihan Lokey, and Equifax. The biggest detractors from performance during the period were Lamb Weston, West Pharmaceutical Services, Align Technology, Zebra Technologies, and LPL Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Monolithic Power Systems	Positive	Monolithic Power outperformed due to strong demand for power solutions for artificial intelligence (AI) computer processors. This offset declines across the rest of the company’s users resulting from softness in non-AI-related semiconductor demand.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Lamb Weston	Negative	The company experienced disruption to its distribution network, which resulted in material loss of market share that could take time to win back.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class C/VMCCX) at NAV(1) and with CDSC(2)	20.91%	11.71%	11.72%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Index	29.33%	11.30%	10.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,906,308
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$16,684
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Industrials	41%
Financials	20%
Information Technology	17%
Health Care	11%
Consumer Discretionary	10%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Mid-Cap Core Fund
Class I / VIMCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class I / VIMCX	$106	0.95%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 22.13%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell Midcap® Index, which serves as the style-specific index, returned 29.33%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in health care, as well as stock selection in financials, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An overweight in industrials and an underweight in energy contributed to performance. The biggest contributors to performance for the 12-month period were Monolithic Power Systems, Lennox International, HEICO, Houlihan Lokey, and Equifax. The biggest detractors from performance during the period were Lamb Weston, West Pharmaceutical Services, Align Technology, Zebra Technologies, and LPL Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Monolithic Power Systems	Positive	Monolithic Power outperformed due to strong demand for power solutions for artificial intelligence (AI) computer processors. This offset declines across the rest of the company’s users resulting from softness in non-AI-related semiconductor demand.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Lamb Weston	Negative	The company experienced disruption to its distribution network, which resulted in material loss of market share that could take time to win back.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class I/VIMCX) at NAV(1)	22.13%	12.84%	12.85%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Index	29.33%	11.30%	10.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,906,308
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$16,684
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Industrials	41%
Financials	20%
Information Technology	17%
Health Care	11%
Consumer Discretionary	10%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Mid-Cap Core Fund
Class R6 / VRMCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class R6 / VRMCX	$97	0.87%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 22.24%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell Midcap® Index, which serves as the style-specific index, returned 29.33%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in health care, as well as stock selection in financials, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. An overweight in industrials and an underweight in energy contributed to performance. The biggest contributors to performance for the 12-month period were Monolithic Power Systems, Lennox International, HEICO, Houlihan Lokey, and Equifax. The biggest detractors from performance during the period were Lamb Weston, West Pharmaceutical Services, Align Technology, Zebra Technologies, and LPL Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Monolithic Power Systems	Positive	Monolithic Power outperformed due to strong demand for power solutions for artificial intelligence (AI) computer processors. This offset declines across the rest of the company’s users resulting from softness in non-AI-related semiconductor demand.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Lamb Weston	Negative	The company experienced disruption to its distribution network, which resulted in material loss of market share that could take time to win back.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Mid-Cap Core Fund (Class R6/VRMCX) at NAV(1)	22.24%	12.93%	11.11%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
Russell Midcap® Index	29.33%	11.30%	9.43%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,906,308
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$16,684
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Industrials	41%
Financials	20%
Information Technology	17%
Health Care	11%
Consumer Discretionary	10%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Mid-Cap Growth Fund
Class A / PHSKX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class A / PHSKX	$139	1.27%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 19.12%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 29.33%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer staples, as well as stock selection in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, MercadoLibre, Gartner, Amphenol, and Equifax. The biggest detractors from performance during the period were Celsius, Paycom Software, Lattice Semiconductor, BILL, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

MercadoLibre	Positive	The e-commerce company’s investments in logistics, financial technology, and platform have driven digital commerce adoption in its markets.
Celsius	Negative	While Celsius continued to show strong growth and distribution expansion, its growth was not as high as it had been previously, leading to a decline in the share price.
Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at NAV(1)	19.12%	10.35%	12.80%
Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at POP(2),(3)	12.56%	9.11%	12.17%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,384,839
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$10,646
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Consumer Discretionary	28%
Information Technology	27%
Industrials	15%
Health Care	10%
Financials	7%
Consumer Staples	6%
Communication Services	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Mid-Cap Growth Fund
Class C / PSKCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class C / PSKCX	$223	2.04%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 18.19%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 29.33%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer staples, as well as stock selection in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, MercadoLibre, Gartner, Amphenol, and Equifax. The biggest detractors from performance during the period were Celsius, Paycom Software, Lattice Semiconductor, BILL, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

MercadoLibre	Positive	The e-commerce company’s investments in logistics, financial technology, and platform have driven digital commerce adoption in its markets.
Celsius	Negative	While Celsius continued to show strong growth and distribution expansion, its growth was not as high as it had been previously, leading to a decline in the share price.
Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class C/PSKCX) at NAV(1) and with CDSC(2)	18.19%	9.49%	11.94%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,384,839
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$10,646
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Consumer Discretionary	28%
Information Technology	27%
Industrials	15%
Health Care	10%
Financials	7%
Consumer Staples	6%
Communication Services	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Mid-Cap Growth Fund
Class I / PICMX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class I / PICMX	$113	1.03%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 19.40%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 29.33%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer staples, as well as stock selection in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, MercadoLibre, Gartner, Amphenol, and Equifax. The biggest detractors from performance during the period were Celsius, Paycom Software, Lattice Semiconductor, BILL, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

MercadoLibre	Positive	The e-commerce company’s investments in logistics, financial technology, and platform have driven digital commerce adoption in its markets.
Celsius	Negative	While Celsius continued to show strong growth and distribution expansion, its growth was not as high as it had been previously, leading to a decline in the share price.
Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class I/PICMX) at NAV(1)	19.40%	10.58%	13.07%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,384,839
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$10,646
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Consumer Discretionary	28%
Information Technology	27%
Industrials	15%
Health Care	10%
Financials	7%
Consumer Staples	6%
Communication Services	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Mid-Cap Growth Fund
Class R6 / VRMGX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class R6 / VRMGX	$91	0.83%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 19.63%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 29.33%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer staples, as well as stock selection in information technology, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, MercadoLibre, Gartner, Amphenol, and Equifax. The biggest detractors from performance during the period were Celsius, Paycom Software, Lattice Semiconductor, BILL, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

MercadoLibre	Positive	The e-commerce company’s investments in logistics, financial technology, and platform have driven digital commerce adoption in its markets.
Celsius	Negative	While Celsius continued to show strong growth and distribution expansion, its growth was not as high as it had been previously, leading to a decline in the share price.
Paycom Software	Negative	Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Mid-Cap Growth Fund (Class R6/VRMGX) at NAV(1)	19.63%	10.78%	11.64%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
Russell Midcap® Growth Index	29.33%	11.48%	10.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,384,839
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$10,646
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Consumer Discretionary	28%
Information Technology	27%
Industrials	15%
Health Care	10%
Financials	7%
Consumer Staples	6%
Communication Services	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Core Fund
Class A / PKSAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class A / PKSAX	$147	1.27%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 30.83%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Index, which serves as the style-specific index, returned 26.76%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, CorVel, FTI Consulting, Simpson Manufacturing, and Primerica. The biggest detractors from performance during the period were PriceSmart, Atrion, LCI Industries, Kforce, and Aspen Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR outperformed due to robust growth and profit margin expansion across its electrical and mechanical businesses, which continued to see strong demand across multiple market sectors.
CorVel	Positive	CorVel’s shares performed strongly supported by the company’s reports of solid operating results.
PriceSmart	Negative	While the company has experienced decent inflation-adjusted sales growth, this did not translate to operating profit margin growth.
Atrion	Negative	Atrion reported weak results in its core health care business and continued weak profit margins.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at NAV(1)	30.83%	15.29%	16.45%
Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at POP(2),(3)	23.64%	14.00%	15.79%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Index	26.76%	9.39%	8.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,324,935
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$15,151
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Industrials	46%
Financials	23%
Information Technology	7%
Consumer Discretionary	6%
Health Care	5%
Materials	4%
Communication Services	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Core Fund
Class C / PKSCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class C / PKSCX	$229	1.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 29.88%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Index, which serves as the style-specific index, returned 26.76%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, CorVel, FTI Consulting, Simpson Manufacturing, and Primerica. The biggest detractors from performance during the period were PriceSmart, Atrion, LCI Industries, Kforce, and Aspen Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR outperformed due to robust growth and profit margin expansion across its electrical and mechanical businesses, which continued to see strong demand across multiple market sectors.
CorVel	Positive	CorVel’s shares performed strongly supported by the company’s reports of solid operating results.
PriceSmart	Negative	While the company has experienced decent inflation-adjusted sales growth, this did not translate to operating profit margin growth.
Atrion	Negative	Atrion reported weak results in its core health care business and continued weak profit margins.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class C/PKSCX) at NAV(1) and with CDSC(2)	29.88%	14.46%	15.59%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Index	26.76%	9.39%	8.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,324,935
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$15,151
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Industrials	46%
Financials	23%
Information Technology	7%
Consumer Discretionary	6%
Health Care	5%
Materials	4%
Communication Services	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Core Fund
Class I / PKSFX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class I / PKSFX	$117	1.01%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 31.21%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Index, which serves as the style-specific index, returned 26.76%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, CorVel, FTI Consulting, Simpson Manufacturing, and Primerica. The biggest detractors from performance during the period were PriceSmart, Atrion, LCI Industries, Kforce, and Aspen Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR outperformed due to robust growth and profit margin expansion across its electrical and mechanical businesses, which continued to see strong demand across multiple market sectors.
CorVel	Positive	CorVel’s shares performed strongly supported by the company’s reports of solid operating results.
PriceSmart	Negative	While the company has experienced decent inflation-adjusted sales growth, this did not translate to operating profit margin growth.
Atrion	Negative	Atrion reported weak results in its core health care business and continued weak profit margins.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class I/PKSFX) at NAV(1)	31.21%	15.61%	16.75%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Index	26.76%	9.39%	8.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,324,935
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$15,151
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Industrials	46%
Financials	23%
Information Technology	7%
Consumer Discretionary	6%
Health Care	5%
Materials	4%
Communication Services	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Core Fund
Class R6 / VSCRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class R6 / VSCRX	$106	0.92%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 31.31%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Index, which serves as the style-specific index, returned 26.76%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, CorVel, FTI Consulting, Simpson Manufacturing, and Primerica. The biggest detractors from performance during the period were PriceSmart, Atrion, LCI Industries, Kforce, and Aspen Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR outperformed due to robust growth and profit margin expansion across its electrical and mechanical businesses, which continued to see strong demand across multiple market sectors.
CorVel	Positive	CorVel’s shares performed strongly supported by the company’s reports of solid operating results.
PriceSmart	Negative	While the company has experienced decent inflation-adjusted sales growth, this did not translate to operating profit margin growth.
Atrion	Negative	Atrion reported weak results in its core health care business and continued weak profit margins.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 12, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Core Fund (Class R6/VSCRX) at NAV(1)	31.31%	15.69%	16.22%
FT Wilshire 5000 Index	35.17%	15.50%	12.74%
Russell 2000® Index	26.76%	9.39%	8.06%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,324,935
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$15,151
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Industrials	46%
Financials	23%
Information Technology	7%
Consumer Discretionary	6%
Health Care	5%
Materials	4%
Communication Services	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Growth Fund
Class A / PSGAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class A / PSGAX	$149	1.38%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 15.66%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 27.66%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as stock selection and an overweight in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in financials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were AAON, Auto Trader Group, Ryan Specialty, Morningstar, and ServisFirst Bancshares. The biggest detractors from performance during the period were Fox Factory, Endava, BILL, National Research, and Omega Flex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
AAON	Positive	AAON outperformed due to strong revenue growth from its core packaged rooftop business and its BasX subsidiary, which has seen strong demand for datacenter cooling applications.
Auto Trader Group	Positive	Auto Trader experienced strong growth in its core marketplace driven by pricing, products, and a resilient used car market in the U.K.
Fox Factory	Negative	Fox Factory, a suspension company known for its off-road racing suspension components, suffered from declining revenue across its product segments.
Endava	Negative	The British software development company reported a slowdown in sales that caused its shares to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at NAV(1)	15.66%	8.02%	14.93%
Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at POP(2),(3)	9.30%	6.80%	14.28%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,923,591
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$25,389
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Financials	34%
Information Technology	18%
Consumer Discretionary	16%
Industrials	15%
Communication Services	12%
Health Care	4%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Growth Fund
Class C / PSGCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class C / PSGCX	$226	2.10%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 14.83%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 27.66%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as stock selection and an overweight in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in financials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were AAON, Auto Trader Group, Ryan Specialty, Morningstar, and ServisFirst Bancshares. The biggest detractors from performance during the period were Fox Factory, Endava, BILL, National Research, and Omega Flex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
AAON	Positive	AAON outperformed due to strong revenue growth from its core packaged rooftop business and its BasX subsidiary, which has seen strong demand for datacenter cooling applications.
Auto Trader Group	Positive	Auto Trader experienced strong growth in its core marketplace driven by pricing, products, and a resilient used car market in the U.K.
Fox Factory	Negative	Fox Factory, a suspension company known for its off-road racing suspension components, suffered from declining revenue across its product segments.
Endava	Negative	The British software development company reported a slowdown in sales that caused its shares to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class C/PSGCX) at NAV(1) and with CDSC(2)	14.83%	7.25%	14.09%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,923,591
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$25,389
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Financials	34%
Information Technology	18%
Consumer Discretionary	16%
Industrials	15%
Communication Services	12%
Health Care	4%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Growth Fund
Class I / PXSGX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class I / PXSGX	$120	1.11%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 15.96%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 27.66%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as stock selection and an overweight in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in financials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were AAON, Auto Trader Group, Ryan Specialty, Morningstar, and ServisFirst Bancshares. The biggest detractors from performance during the period were Fox Factory, Endava, BILL, National Research, and Omega Flex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
AAON	Positive	AAON outperformed due to strong revenue growth from its core packaged rooftop business and its BasX subsidiary, which has seen strong demand for datacenter cooling applications.
Auto Trader Group	Positive	Auto Trader experienced strong growth in its core marketplace driven by pricing, products, and a resilient used car market in the U.K.
Fox Factory	Negative	Fox Factory, a suspension company known for its off-road racing suspension components, suffered from declining revenue across its product segments.
Endava	Negative	The British software development company reported a slowdown in sales that caused its shares to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class I/PXSGX) at NAV(1)	15.96%	8.30%	15.23%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,923,591
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$25,389
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Financials	34%
Information Technology	18%
Consumer Discretionary	16%
Industrials	15%
Communication Services	12%
Health Care	4%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Growth Fund
Class R6 / VRSGX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class R6 / VRSGX	$108	1.00%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 16.08%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 27.66%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as stock selection and an overweight in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in financials and communication services contributed to performance. The biggest contributors to performance for the 12-month period were AAON, Auto Trader Group, Ryan Specialty, Morningstar, and ServisFirst Bancshares. The biggest detractors from performance during the period were Fox Factory, Endava, BILL, National Research, and Omega Flex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
AAON	Positive	AAON outperformed due to strong revenue growth from its core packaged rooftop business and its BasX subsidiary, which has seen strong demand for datacenter cooling applications.
Auto Trader Group	Positive	Auto Trader experienced strong growth in its core marketplace driven by pricing, products, and a resilient used car market in the U.K.
Fox Factory	Negative	Fox Factory, a suspension company known for its off-road racing suspension components, suffered from declining revenue across its product segments.
Endava	Negative	The British software development company reported a slowdown in sales that caused its shares to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Growth Fund (Class R6/VRSGX) at NAV(1)	16.08%	8.41%	10.70%
FT Wilshire 5000 Index	35.17%	15.50%	12.71%
Russell 2000® Growth Index	27.66%	8.82%	6.56%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,923,591
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$25,389
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Financials	34%
Information Technology	18%
Consumer Discretionary	16%
Industrials	15%
Communication Services	12%
Health Care	4%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Value Fund
Class A / PQSAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class A / PQSAX	$136	1.21%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 24.49%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Value Index, which serves as the style-specific index, returned 25.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Watsco, and Primerica. The biggest detractors from performance during the period were Leslie’s, SiteOne Landscape Supply, EVERTEC, American Software, and Azenta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners outperformed due to strong revenue growth and profit margin expansion as the company continued to benefit from funding for roadway maintenance and better-than-expected demand for commercial projects.

Houlihan Lokey	Positive	The financial services company’s focus on smaller deals and an increase in financial restructuring projects helped results, along with its outperformance relative to independent investment banking peers.

Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at NAV(1)	24.49%	9.41%	9.59%
Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at POP(2),(3)	17.65%	8.18%	8.97%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Value Index	25.88%	9.29%	8.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$778,592
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$5,303
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	39%
Financials	27%
Consumer Discretionary	14%
Materials	6%
Consumer Staples	6%
Real Estate	3%
Health Care	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Value Fund
Class C / PQSCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class C / PQSCX	$221	1.98%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 23.56%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Value Index, which serves as the style-specific index, returned 25.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Watsco, and Primerica. The biggest detractors from performance during the period were Leslie’s, SiteOne Landscape Supply, EVERTEC, American Software, and Azenta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners outperformed due to strong revenue growth and profit margin expansion as the company continued to benefit from funding for roadway maintenance and better-than-expected demand for commercial projects.

Houlihan Lokey	Positive	The financial services company’s focus on smaller deals and an increase in financial restructuring projects helped results, along with its outperformance relative to independent investment banking peers.

Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class C/PQSCX) at NAV(1) and with CDSC(2)	23.56%	8.59%	8.77%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Value Index	25.88%	9.29%	8.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$778,592
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$5,303
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	39%
Financials	27%
Consumer Discretionary	14%
Materials	6%
Consumer Staples	6%
Real Estate	3%
Health Care	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Value Fund
Class I / PXQSX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class I / PXQSX	$108	0.96%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 24.87%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Value Index, which serves as the style-specific index, returned 25.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Watsco, and Primerica. The biggest detractors from performance during the period were Leslie’s, SiteOne Landscape Supply, EVERTEC, American Software, and Azenta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners outperformed due to strong revenue growth and profit margin expansion as the company continued to benefit from funding for roadway maintenance and better-than-expected demand for commercial projects.

Houlihan Lokey	Positive	The financial services company’s focus on smaller deals and an increase in financial restructuring projects helped results, along with its outperformance relative to independent investment banking peers.

Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class I/PXQSX) at NAV(1)	24.87%	9.67%	9.86%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
Russell 2000® Value Index	25.88%	9.29%	8.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$778,592
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$5,303
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	39%
Financials	27%
Consumer Discretionary	14%
Materials	6%
Consumer Staples	6%
Real Estate	3%
Health Care	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Cap Value Fund
Class R6 / VQSRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class R6 / VQSRX	$101	0.90%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 24.94%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2000® Value Index, which serves as the style-specific index, returned 25.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Watsco, and Primerica. The biggest detractors from performance during the period were Leslie’s, SiteOne Landscape Supply, EVERTEC, American Software, and Azenta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners outperformed due to strong revenue growth and profit margin expansion as the company continued to benefit from funding for roadway maintenance and better-than-expected demand for commercial projects.

Houlihan Lokey	Positive	The financial services company’s focus on smaller deals and an increase in financial restructuring projects helped results, along with its outperformance relative to independent investment banking peers.

Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Value Fund (Class R6/VQSRX) at NAV(1)	24.94%	9.76%	10.42%
FT Wilshire 5000 Index	35.17%	15.50%	15.26%
Russell 2000® Value Index	25.88%	9.29%	9.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$778,592
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$5,303
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	39%
Financials	27%
Consumer Discretionary	14%
Materials	6%
Consumer Staples	6%
Real Estate	3%
Health Care	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Core Fund
Class A / VKSAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class A / VKSAX	$141	1.25%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 25.77%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Index, which serves as the style-specific index, returned 26.17%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance during the 12-month period were Fair Isaac, Lennox International, Equifax, Bright Horizons, and Interactive Brokers Group. The biggest detractors from performance during the period were SiteOne Landscape Supply, LPL Financial, Charles River Laboratories, Universal Display, and Dolby Laboratories. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.

LPL Financial	Negative	The company’s stock was negatively impacted by regulatory, legal, and competitive issues related to a potential reduction of the interest income its wealth advisory platforms earn on clients’ cash balances.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (March 7, 2018) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at NAV(1)	25.77%	12.72%	12.17%
Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at POP(2),(3)	18.86%	11.45%	11.21%
FT Wilshire 5000 Index	35.17%	15.50%	13.40%
Russell 2500™ Index	26.17%	10.43%	8.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,225,892
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$13,076
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	32%
Information Technology	21%
Consumer Discretionary	19%
Financials	13%
Health Care	10%
Materials	2%
Consumer Staples	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Core Fund
Class C / VKSCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class C / VKSCX	$226	2.01%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 24.86%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Index, which serves as the style-specific index, returned 26.17%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance during the 12-month period were Fair Isaac, Lennox International, Equifax, Bright Horizons, and Interactive Brokers Group. The biggest detractors from performance during the period were SiteOne Landscape Supply, LPL Financial, Charles River Laboratories, Universal Display, and Dolby Laboratories. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.

LPL Financial	Negative	The company’s stock was negatively impacted by regulatory, legal, and competitive issues related to a potential reduction of the interest income its wealth advisory platforms earn on clients’ cash balances.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (March 7, 2018). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class C/VKSCX) at NAV(1) and with CDSC(2)	24.86%	11.87%	11.33%
FT Wilshire 5000 Index	35.17%	15.50%	13.40%
Russell 2500™ Index	26.17%	10.43%	8.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,225,892
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$13,076
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	32%
Information Technology	21%
Consumer Discretionary	19%
Financials	13%
Health Care	10%
Materials	2%
Consumer Staples	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Core Fund
Class I / VKSIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class I / VKSIX	$112	0.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 26.15%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Index, which serves as the style-specific index, returned 26.17%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance during the 12-month period were Fair Isaac, Lennox International, Equifax, Bright Horizons, and Interactive Brokers Group. The biggest detractors from performance during the period were SiteOne Landscape Supply, LPL Financial, Charles River Laboratories, Universal Display, and Dolby Laboratories. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.

LPL Financial	Negative	The company’s stock was negatively impacted by regulatory, legal, and competitive issues related to a potential reduction of the interest income its wealth advisory platforms earn on clients’ cash balances.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (March 7, 2018). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class I/VKSIX) at NAV(1)	26.15%	13.03%	12.46%
FT Wilshire 5000 Index	35.17%	15.50%	13.40%
Russell 2500™ Index	26.17%	10.43%	8.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,225,892
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$13,076
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	32%
Information Technology	21%
Consumer Discretionary	19%
Financials	13%
Health Care	10%
Materials	2%
Consumer Staples	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Core Fund
Class R6 / VKSRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class R6 / VKSRX	$102	0.90%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 26.16%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Index, which serves as the style-specific index, returned 26.17%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance during the 12-month period were Fair Isaac, Lennox International, Equifax, Bright Horizons, and Interactive Brokers Group. The biggest detractors from performance during the period were SiteOne Landscape Supply, LPL Financial, Charles River Laboratories, Universal Display, and Dolby Laboratories. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to maintain or grow market share.

LPL Financial	Negative	The company’s stock was negatively impacted by regulatory, legal, and competitive issues related to a potential reduction of the interest income its wealth advisory platforms earn on clients’ cash balances.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (March 7, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class R6/VKSRX) at NAV(1)	26.16%	13.11%	12.54%
FT Wilshire 5000 Index	35.17%	15.50%	13.40%
Russell 2500™ Index	26.17%	10.43%	8.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$2,225,892
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$13,076
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	32%
Information Technology	21%
Consumer Discretionary	19%
Financials	13%
Health Care	10%
Materials	2%
Consumer Staples	2%
Other	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Growth Fund
Class A / VAKSX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class A / VAKSX	$145	1.31%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 21.54%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 25.20%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in health care, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, Copperleaf Technologies, HEICO, Tyler Technologies, and Ryan Specialty. The biggest detractors from performance during the period were West Pharmaceutical Services, SiteOne Landscape Supply, Lamb Weston, Silk Road Medical, and Celsius. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Copperleaf Technologies	Positive	Copperleaf’s results showed healthy improvement in both top-line, that is, gross sales, and bottom-line results, or net earnings. Also, in June 2024, the company announced it was being acquired.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to grow or maintain market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 8, 2020) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at NAV(1)	21.54%	2.68%
Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at POP(2),(3)	14.85%	1.17%
FT Wilshire 5000 Index	35.17%	12.86%
Russell 2500™ Growth Index	25.20%	1.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$8,045
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Industrials	31%
Information Technology	22%
Financials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	4%
Consumer Staples	1%
Other	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Growth Fund
Class C / VCKSX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class C / VCKSX	$227	2.06%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 20.65%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 25.20%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in health care, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, Copperleaf Technologies, HEICO, Tyler Technologies, and Ryan Specialty. The biggest detractors from performance during the period were West Pharmaceutical Services, SiteOne Landscape Supply, Lamb Weston, Silk Road Medical, and Celsius. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Copperleaf Technologies	Positive	Copperleaf’s results showed healthy improvement in both top-line, that is, gross sales, and bottom-line results, or net earnings. Also, in June 2024, the company announced it was being acquired.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to grow or maintain market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (December 8, 2020). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class C/VCKSX) at NAV(1) and with CDSC(2)	20.65%	1.91%
FT Wilshire 5000 Index	35.17%	12.86%
Russell 2500™ Growth Index	25.20%	1.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$8,045
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Industrials	31%
Information Technology	22%
Financials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	4%
Consumer Staples	1%
Other	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Growth Fund
Class I / VIKSX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class I / VIKSX	$118	1.06%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 21.81%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 25.20%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in health care, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, Copperleaf Technologies, HEICO, Tyler Technologies, and Ryan Specialty. The biggest detractors from performance during the period were West Pharmaceutical Services, SiteOne Landscape Supply, Lamb Weston, Silk Road Medical, and Celsius. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Copperleaf Technologies	Positive	Copperleaf’s results showed healthy improvement in both top-line, that is, gross sales, and bottom-line results, or net earnings. Also, in June 2024, the company announced it was being acquired.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to grow or maintain market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 8, 2020). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class I/VIKSX) at NAV(1)	21.81%	2.94%
FT Wilshire 5000 Index	35.17%	12.86%
Russell 2500™ Growth Index	25.20%	1.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$8,045
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Industrials	31%
Information Technology	22%
Financials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	4%
Consumer Staples	1%
Other	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Growth Fund
Class R6 / VRKSX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class R6 / VRKSX	$111	1.00%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 21.90%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 25.20%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in health care, as well as stock selection in consumer staples, detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Fair Isaac, Copperleaf Technologies, HEICO, Tyler Technologies, and Ryan Specialty. The biggest detractors from performance during the period were West Pharmaceutical Services, SiteOne Landscape Supply, Lamb Weston, Silk Road Medical, and Celsius. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Positive	Fair Isaac outperformed due to continued strength in its high-profit-margin credit scores business, along with growth in its software business driven by increased adoption of the FICO platform. The stock also benefited from anticipated tailwinds from lower interest rates.

Copperleaf Technologies	Positive	Copperleaf’s results showed healthy improvement in both top-line, that is, gross sales, and bottom-line results, or net earnings. Also, in June 2024, the company announced it was being acquired.
West Pharmaceutical Services	Negative	West Pharmaceutical faced headwinds from clients who had overbought during the pandemic and began destocking during the reporting period.
SiteOne Landscape Supply	Negative	The company experienced a decline in the level of commodity prices that negatively affected both sales and profit margins. In addition, a competitor increased concerns about the company’s opportunity to grow or maintain market share.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 8, 2020). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class R6/VRKSX) at NAV(1)	21.90%	2.99%
FT Wilshire 5000 Index	35.17%	12.86%
Russell 2500™ Growth Index	25.20%	1.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$8,045
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Industrials	31%
Information Technology	22%
Financials	16%
Health Care	12%
Consumer Discretionary	7%
Communication Services	4%
Consumer Staples	1%
Other	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Value Fund
Class A / VKSDX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class A / VKSDX	$131	1.17%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 24.61%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Value Index, which serves as the style-specific index, returned 26.59%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Value Index is a market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Lennox International, Armstrong World Industries, CACI International, W. R. Berkley, and Zebra Technologies. The biggest detractors from performance during the period were Leslie’s, Gentex, John Bean Technologies, LPL Financial, and The Cheesecake Factory. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Armstrong World Industries	Positive	The company’s shares performed strongly following its reports of better-than-expected operating results and an improved outlook for the year.
Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
Gentex	Negative	The electronics and technology company, which develops, designs and manufactures equipment for the global automotive industry, was negatively impacted by weaker light vehicle production growth, worse-than-expected original equipment manufacturer (OEM) demand, and profit margin compression from lower sales.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (August 3, 2021) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at NAV(1)	24.61%	2.06%
Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at POP(2),(3)	17.76%	0.25%
FT Wilshire 5000 Index	35.17%	9.17%
Russell 2500™ Value Index	26.59%	5.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$6,550
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Industrials	39%
Financials	20%
Information Technology	10%
Consumer Staples	9%
Materials	6%
Consumer Discretionary	6%
Health Care	3%
Other (includes short-term investment)	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Value Fund
Class C / VKSEX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class C / VKSEX	$215	1.92%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 23.75%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Value Index, which serves as the style-specific index, returned 26.59%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Value Index is a market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Lennox International, Armstrong World Industries, CACI International, W. R. Berkley, and Zebra Technologies. The biggest detractors from performance during the period were Leslie’s, Gentex, John Bean Technologies, LPL Financial, and The Cheesecake Factory. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Armstrong World Industries	Positive	The company’s shares performed strongly following its reports of better-than-expected operating results and an improved outlook for the year.
Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
Gentex	Negative	The electronics and technology company, which develops, designs and manufactures equipment for the global automotive industry, was negatively impacted by weaker light vehicle production growth, worse-than-expected original equipment manufacturer (OEM) demand, and profit margin compression from lower sales.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (August 3, 2021). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class C/VKSEX) at NAV(1) and with CDSC(2)	23.75%	1.31%
FT Wilshire 5000 Index	35.17%	9.17%
Russell 2500™ Value Index	26.59%	5.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$6,550
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Industrials	39%
Financials	20%
Information Technology	10%
Consumer Staples	9%
Materials	6%
Consumer Discretionary	6%
Health Care	3%
Other (includes short-term investment)	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Value Fund
Class I / VKSFX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class I / VKSFX	$104	0.92%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 25.07%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Value Index, which serves as the style-specific index, returned 26.59%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Value Index is a market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Lennox International, Armstrong World Industries, CACI International, W. R. Berkley, and Zebra Technologies. The biggest detractors from performance during the period were Leslie’s, Gentex, John Bean Technologies, LPL Financial, and The Cheesecake Factory. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Armstrong World Industries	Positive	The company’s shares performed strongly following its reports of better-than-expected operating results and an improved outlook for the year.
Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
Gentex	Negative	The electronics and technology company, which develops, designs and manufactures equipment for the global automotive industry, was negatively impacted by weaker light vehicle production growth, worse-than-expected original equipment manufacturer (OEM) demand, and profit margin compression from lower sales.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (August 3, 2021). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class I/VKSFX) at NAV(1)	25.07%	2.34%
FT Wilshire 5000 Index	35.17%	9.17%
Russell 2500™ Value Index	26.59%	5.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$6,550
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Industrials	39%
Financials	20%
Information Technology	10%
Consumer Staples	9%
Materials	6%
Consumer Discretionary	6%
Health Care	3%
Other (includes short-term investment)	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Small-Mid Cap Value Fund
Class R6 / VKSGX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class R6 / VKSGX	$92	0.82%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 25.18%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the Russell 2500™ Value Index, which serves as the style-specific index, returned 26.59%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Value Index is a market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer discretionary and financials detracted from performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in industrials, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were Lennox International, Armstrong World Industries, CACI International, W. R. Berkley, and Zebra Technologies. The biggest detractors from performance during the period were Leslie’s, Gentex, John Bean Technologies, LPL Financial, and The Cheesecake Factory. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Lennox International	Positive	Lennox’s outperformance was due to improving fundamentals in its residential HVAC business, combined with sustained improvements in its commercial HVAC business.
Armstrong World Industries	Positive	The company’s shares performed strongly following its reports of better-than-expected operating results and an improved outlook for the year.
Leslie’s	Negative	The company experienced revenue and profit declines as a result of weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.
Gentex	Negative	The electronics and technology company, which develops, designs and manufactures equipment for the global automotive industry, was negatively impacted by weaker light vehicle production growth, worse-than-expected original equipment manufacturer (OEM) demand, and profit margin compression from lower sales.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 3, 2021). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class R6/VKSGX) at NAV(1)	25.18%	2.42%
FT Wilshire 5000 Index	35.17%	9.17%
Russell 2500™ Value Index	26.59%	5.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$6,550
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Industrials	39%
Financials	20%
Information Technology	10%
Consumer Staples	9%
Materials	6%
Consumer Discretionary	6%
Health Care	3%
Other (includes short-term investment)	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA Global Growth Fund
Class A / SGAAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class A / SGAAX	$142	1.27%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 23.87%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76% and the MSCI All Country World Growth Index (net), which serves as the style-specific index, returned 36.45%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Growth Index (net) measures the market performance of companies with higher growth values in developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) over the period. Within the Index, companies with higher growth prospects performed well, while business quality metrics, which are key elements of our investment approach, received a mixed response. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the financials, information technology, consumer staples, and communication services sectors detracted most from relative returns. Selection in consumer discretionary and health care contributed. Sector allocations contributed to relative returns, driven primarily by a lack of exposure to energy and an overweight exposure to information technology, while the Fund’s overweight to health care detracted. The five largest contributors to Fund performance were NVIDIA, Amazon, Microsoft, MercadoLibre, and S&P Global. The largest detractors from Fund performance were Mengniu Dairy, Atlassian, LVMH, and Synopsys, while Universal Music Group contributed the least. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	The company’s growth continued to benefit from the buildout of infrastructure to support artificial intelligence (AI).
Amazon	Positive	The company experienced a significant rebound in profit margins for its Amazon Web Services business, as well as attractive growth opportunities related to AI demand in cloud computing and advertising.

Mengniu Dairy	Negative	Structural and cyclical issues lowered the growth outlook for the company.
Atlassian	Negative	The company struggled with management turnover and C-suite departures that included the CEO and the Chief Revenue Officer.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class A/SGAAX) at NAV(1)	23.87%	9.58%	11.09%
Virtus SGA Global Growth Fund (Class A/SGAAX) at POP(2),(3)	17.06%	8.35%	10.46%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World Growth Index (net)	36.45%	14.70%	11.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$339,064
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,645
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Information Technology	34%
Financials	20%
Health Care	19%
Consumer Discretionary	14%
Communication Services	8%
Industrials	3%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective March 8, 2024, a new expense limitation of 1.25% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA Global Growth Fund
Class C / SGACX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class C / SGACX	$225	2.02%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 22.93%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76% and the MSCI All Country World Growth Index (net), which serves as the style-specific index, returned 36.45%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Growth Index (net) measures the market performance of companies with higher growth values in developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) over the period. Within the Index, companies with higher growth prospects performed well, while business quality metrics, which are key elements of our investment approach, received a mixed response. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the financials, information technology, consumer staples, and communication services sectors detracted most from relative returns. Selection in consumer discretionary and health care contributed. Sector allocations contributed to relative returns, driven primarily by a lack of exposure to energy and an overweight exposure to information technology, while the Fund’s overweight to health care detracted. The five largest contributors to Fund performance were NVIDIA, Amazon, Microsoft, MercadoLibre, and S&P Global. The largest detractors from Fund performance were Mengniu Dairy, Atlassian, LVMH, and Synopsys, while Universal Music Group contributed the least. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	The company’s growth continued to benefit from the buildout of infrastructure to support artificial intelligence (AI).
Amazon	Positive	The company experienced a significant rebound in profit margins for its Amazon Web Services business, as well as attractive growth opportunities related to AI demand in cloud computing and advertising.

Mengniu Dairy	Negative	Structural and cyclical issues lowered the growth outlook for the company.
Atlassian	Negative	The company struggled with management turnover and C-suite departures that included the CEO and the Chief Revenue Officer.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class C/SGACX) at NAV(1) and with CDSC(2)	22.93%	8.76%	10.26%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World Growth Index (net)	36.45%	14.70%	11.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$339,064
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,645
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Information Technology	34%
Financials	20%
Health Care	19%
Consumer Discretionary	14%
Communication Services	8%
Industrials	3%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective March 8, 2024, a new expense limitation of 2.00% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA Global Growth Fund
Class I / SGAPX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class I / SGAPX	$114	1.02%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 24.19%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76% and the MSCI All Country World Growth Index (net), which serves as the style-specific index, returned 36.45%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Growth Index (net) measures the market performance of companies with higher growth values in developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) over the period. Within the Index, companies with higher growth prospects performed well, while business quality metrics, which are key elements of our investment approach, received a mixed response. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the financials, information technology, consumer staples, and communication services sectors detracted most from relative returns. Selection in consumer discretionary and health care contributed. Sector allocations contributed to relative returns, driven primarily by a lack of exposure to energy and an overweight exposure to information technology, while the Fund’s overweight to health care detracted. The five largest contributors to Fund performance were NVIDIA, Amazon, Microsoft, MercadoLibre, and S&P Global. The largest detractors from Fund performance were Mengniu Dairy, Atlassian, LVMH, and Synopsys, while Universal Music Group contributed the least. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	The company’s growth continued to benefit from the buildout of infrastructure to support artificial intelligence (AI).
Amazon	Positive	The company experienced a significant rebound in profit margins for its Amazon Web Services business, as well as attractive growth opportunities related to AI demand in cloud computing and advertising.

Mengniu Dairy	Negative	Structural and cyclical issues lowered the growth outlook for the company.
Atlassian	Negative	The company struggled with management turnover and C-suite departures that included the CEO and the Chief Revenue Officer.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class I/SGAPX) at NAV(1)	24.19%	9.86%	11.24%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World Growth Index (net)	36.45%	14.70%	11.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$339,064
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,645
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Information Technology	34%
Financials	20%
Health Care	19%
Consumer Discretionary	14%
Communication Services	8%
Industrials	3%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective March 8, 2024, a new expense limitation of 1.00% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA Global Growth Fund
Class R6 / SGARX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class R6 / SGARX	$101	0.90%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 24.36%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76% and the MSCI All Country World Growth Index (net), which serves as the style-specific index, returned 36.45%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Growth Index (net) measures the market performance of companies with higher growth values in developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) over the period. Within the Index, companies with higher growth prospects performed well, while business quality metrics, which are key elements of our investment approach, received a mixed response. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the financials, information technology, consumer staples, and communication services sectors detracted most from relative returns. Selection in consumer discretionary and health care contributed. Sector allocations contributed to relative returns, driven primarily by a lack of exposure to energy and an overweight exposure to information technology, while the Fund’s overweight to health care detracted. The five largest contributors to Fund performance were NVIDIA, Amazon, Microsoft, MercadoLibre, and S&P Global. The largest detractors from Fund performance were Mengniu Dairy, Atlassian, LVMH, and Synopsys, while Universal Music Group contributed the least. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	The company’s growth continued to benefit from the buildout of infrastructure to support artificial intelligence (AI).
Amazon	Positive	The company experienced a significant rebound in profit margins for its Amazon Web Services business, as well as attractive growth opportunities related to AI demand in cloud computing and advertising.

Mengniu Dairy	Negative	Structural and cyclical issues lowered the growth outlook for the company.
Atlassian	Negative	The company struggled with management turnover and C-suite departures that included the CEO and the Chief Revenue Officer.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class R6/SGARX) at NAV(1)	24.36%	10.07%	11.56%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World Growth Index (net)	36.45%	14.70%	11.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$339,064
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,645
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Information Technology	34%
Financials	20%
Health Care	19%
Consumer Discretionary	14%
Communication Services	8%
Industrials	3%
Consumer Staples	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Tactical Allocation Fund
Class A / NAINX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class A / NAINX	$113	0.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 28.01%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net) serve as broad-based securities market indexes, returned 11.57% and 31.76% respectively. The MSCI All Country World ex USA Small Mid Cap Index (net), Russell 1000® Growth Index and Tactical Allocation Fund Linked Benchmark, which serve as the style specific indexes, returned 23.01%, 42.19% and 26.57% respectively.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (ACWI) (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Fund Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in industrials and communication services contributed to performance. In the Fund’s international equity portfolio, stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and overweight positions in financials and communication services contributed to performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA Paycom Software	Positive Negative	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
Baltic Classifieds CAE	Positive Negative	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.

The Canadian manufacturer of simulation and modelling technologies and training for airlines and aircraft manufacturers was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
U.S. Treasuries Agency mortgage-backed securities	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Tactical Allocation Fund (Class A/NAINX) at NAV(1)	28.01%	9.13%	7.03%
Virtus Tactical Allocation Fund (Class A/NAINX) at POP(2),(3)	20.97%	7.90%	6.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Tactical Allocation Fund Linked Benchmark	26.57%	10.22%	9.18%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$667,591
Total number of portfolio holdings	605
Total advisory fee paid (‘000s)	$2,997
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Common Stocks		64%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		12%
Financials	5%
Energy	2%
Utilities	1%
All Other Corporate Bonds and Notes	4%
Mortgage-Backed Securities		11%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Leveraged Loans		2%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Tactical Allocation Fund
Class C / POICX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class C / POICX	$199	1.75%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 27.08%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net) serve as broad-based securities market indexes, returned 11.57% and 31.76% respectively. The MSCI All Country World ex USA Small Mid Cap Index (net), Russell 1000® Growth Index and Tactical Allocation Fund Linked Benchmark, which serve as the style specific indexes, returned 23.01%, 42.19% and 26.57% respectively.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (ACWI) (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Fund Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in industrials and communication services contributed to performance. In the Fund’s international equity portfolio, stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and overweight positions in financials and communication services contributed to performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA Paycom Software	Positive Negative	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
Baltic Classifieds CAE	Positive Negative	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.

The Canadian manufacturer of simulation and modelling technologies and training for airlines and aircraft manufacturers was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
U.S. Treasuries Agency mortgage-backed securities	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Tactical Allocation Fund (Class C/POICX) at NAV(1) and with CDSC(2)	27.08%	8.32%	6.21%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Tactical Allocation Fund Linked Benchmark	26.57%	10.22%	9.18%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$667,591
Total number of portfolio holdings	605
Total advisory fee paid (‘000s)	$2,997
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Common Stocks		64%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		12%
Financials	5%
Energy	2%
Utilities	1%
All Other Corporate Bonds and Notes	4%
Mortgage-Backed Securities		11%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Leveraged Loans		2%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Tactical Allocation Fund
Class I / VTAIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class I / VTAIX	$87	0.76%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 28.39%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net) serve as broad-based securities market indexes, returned 11.57% and 31.76% respectively. The MSCI All Country World ex USA Small Mid Cap Index (net), Russell 1000® Growth Index and Tactical Allocation Fund Linked Benchmark, which serve as the style specific indexes, returned 23.01%, 42.19% and 26.57% respectively.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (ACWI) (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Fund Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in industrials and communication services contributed to performance. In the Fund’s international equity portfolio, stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and overweight positions in financials and communication services contributed to performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA Paycom Software	Positive Negative	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
Baltic Classifieds CAE	Positive Negative	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.

The Canadian manufacturer of simulation and modelling technologies and training for airlines and aircraft manufacturers was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
U.S. Treasuries Agency mortgage-backed securities	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (January 29, 2019). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Tactical Allocation Fund (Class I/VTAIX) at NAV(1)	28.39%	9.35%	10.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.65%
MSCI All Country World Index (net)	31.76%	12.19%	12.51%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	7.09%
Russell 1000® Growth Index	42.19%	19.74%	20.49%
Tactical Allocation Fund Linked Benchmark	26.57%	10.22%	11.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$667,591
Total number of portfolio holdings	605
Total advisory fee paid (‘000s)	$2,997
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Common Stocks		64%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		12%
Financials	5%
Energy	2%
Utilities	1%
All Other Corporate Bonds and Notes	4%
Mortgage-Backed Securities		11%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Leveraged Loans		2%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Tactical Allocation Fund
Class R6 / VTARX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class R6 / VTARX	$69	0.60%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 28.52%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net) serve as broad-based securities market indexes, returned 11.57% and 31.76% respectively. The MSCI All Country World ex USA Small Mid Cap Index (net), Russell 1000® Growth Index and Tactical Allocation Fund Linked Benchmark, which serve as the style specific indexes, returned 23.01%, 42.19% and 26.57% respectively.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (ACWI) (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Fund Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, stock selection and an underweight in information technology, as well as stock selection in consumer staples, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in industrials and communication services contributed to performance. In the Fund’s international equity portfolio, stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and overweight positions in financials and communication services contributed to performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA Paycom Software	Positive Negative	Demand continued to grow for NVIDIA’s graphics processing units. The company’s large number of units in use by customers, innovation at the data center level, and robust software offerings remained powerful competitive advantages.

Paycom significantly reduced its topline, or total revenue, guidance for fiscal year 2024 due to a revenue headwind from its automated payroll software. In addition, the weak macroeconomic environment weighed on revenues.
Baltic Classifieds CAE	Positive Negative	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.

The Canadian manufacturer of simulation and modelling technologies and training for airlines and aircraft manufacturers was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
U.S. Treasuries Agency mortgage-backed securities	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 20, 2020). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus Tactical Allocation Fund (Class R6/VTARX) at NAV(1)	28.52%	4.10%
Bloomberg U.S. Aggregate Bond Index	11.57%	(1.22)%
MSCI All Country World Index (net)	31.76%	12.05%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.23%
Russell 1000® Growth Index	42.19%	15.18%
Tactical Allocation Fund Linked Benchmark	26.57%	7.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$667,591
Total number of portfolio holdings	605
Total advisory fee paid (‘000s)	$2,997
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Common Stocks		64%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		12%
Financials	5%
Energy	2%
Utilities	1%
All Other Corporate Bonds and Notes	4%
Mortgage-Backed Securities		11%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Leveraged Loans		2%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended September 30, 2023 and September 30, 2024 are $355,208 and $249,624, respectively.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for fiscal years ended September 30, 2023 and September 30, 2024 are $18,361 and $40,332, respectively. Such audit-related fees include out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended September 30, 2023 and September 30, 2024 are $46,512 and $96,446, respectively.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are for fiscal years ended September 30, 2023 and September 30, 2024 are $0 and $0, respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Equity Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended September 30, 2023 and September 30, 2024 are $64,873 and $136,778, respectively.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a) Please refer to Item 7(a).

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS EQUITY TRUST

September 30, 2024
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Global Growth Fund
Virtus Tactical Allocation Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—11.8%
Meta Platforms, Inc. Class A	64,727	$ 37,052
Netflix, Inc.(1)	22,884	16,231
Trade Desk, Inc. (The) Class A(1)	205,645	22,549
		75,832

Consumer Discretionary—20.3%
Airbnb, Inc. Class A(1)	75,780	9,610
Amazon.com, Inc.(1)	199,770	37,223
Home Depot, Inc. (The)	28,418	11,515
Marriott International, Inc. Class A	71,864	17,865
MercadoLibre, Inc.(1)	6,720	13,789
NIKE, Inc. Class B	122,656	10,843
O’Reilly Automotive, Inc.(1)	15,801	18,197
Ross Stores, Inc.	79,502	11,966
		131,008

Financials—11.4%
Block, Inc. Class A(1)	108,278	7,269
Progressive Corp. (The)	81,408	20,658
S&P Global, Inc.	19,750	10,203
Visa, Inc. Class A	128,953	35,456
		73,586

Health Care—11.5%
Danaher Corp.	43,393	12,064
Eli Lilly & Co.	22,356	19,806
IDEXX Laboratories, Inc.(1)	10,890	5,502
	Shares	Value

Health Care—continued
Intuitive Surgical, Inc.(1)	25,899	$ 12,723
Mettler-Toledo International, Inc.(1)	3,642	5,462
Zoetis, Inc. Class A	96,402	18,835
		74,392

Industrials—10.4%
Equifax, Inc.	39,290	11,546
Fair Isaac Corp.(1)	16,020	31,135
Paycom Software, Inc.	31,013	5,166
Uber Technologies, Inc.(1)	259,901	19,534
		67,381

Information Technology—28.9%
Accenture plc Class A	35,761	12,641
Amphenol Corp. Class A	448,262	29,209
BILL Holdings, Inc.(1)	93,260	4,920
Cadence Design Systems, Inc.(1)	53,321	14,452
Gartner, Inc.(1)	14,557	7,377
MongoDB, Inc. Class A(1)	35,075	9,482
NVIDIA Corp.	403,384	48,987
Roper Technologies, Inc.	24,884	13,846
ServiceNow, Inc.(1)	11,970	10,706
Shopify, Inc. Class A(1)	166,315	13,328
Snowflake, Inc. Class A(1)	54,524	6,263
Workday, Inc. Class A(1)	63,863	15,609
		186,820

	Shares	Value

Materials—2.0%
Ecolab, Inc.	50,394	$ 12,867
Real Estate—2.8%
CoStar Group, Inc.(1)	152,373	11,495
Prologis, Inc.	50,245	6,345
		17,840

Total Common Stocks (Identified Cost $255,664)		639,726

Total Long-Term Investments—99.1% (Identified Cost $255,664)		639,726

TOTAL INVESTMENTS—99.1% (Identified Cost $255,664)		$639,726
Other assets and liabilities, net—0.9%		5,806
NET ASSETS—100.0%		$645,532

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$639,726	$639,726
Total Investments	$639,726	$639,726
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—6.5%
Omnicom Group, Inc.	30,739	$ 3,178
Verizon Communications, Inc.	115,180	5,173
		8,351

Consumer Discretionary—2.0%
Lowe’s Cos., Inc.	7,034	1,905
McDonald’s Corp.	2,227	678
		2,583

Consumer Staples—10.4%
Coca-Cola Co. (The)	52,849	3,798
Flowers Foods, Inc.	146,375	3,377
Kimberly-Clark Corp.	25,294	3,599
Procter & Gamble Co. (The)	14,580	2,525
		13,299

Energy—2.3%
TotalEnergies SE Sponsored ADR(1)	45,573	2,945
Financials—19.1%
Bank of Hawaii Corp.	52,654	3,305
PNC Financial Services Group, Inc. (The)	30,166	5,576
Prudential Financial, Inc.	15,515	1,879
Safety Insurance Group, Inc.	33,071	2,704
T. Rowe Price Group, Inc.	39,656	4,320
Zurich Insurance Group AG ADR	219,686	6,628
		24,412

Health Care—9.3%
AbbVie, Inc.	29,403	5,806
Johnson & Johnson	6,502	1,054
Merck & Co., Inc.	20,295	2,305
Pfizer, Inc.	92,374	2,673
		11,838

Industrials—16.4%
BAE Systems plc Sponsored ADR	52,344	3,473
MSC Industrial Direct Co., Inc. Class A	54,081	4,654
Paychex, Inc.	17,901	2,402
	Shares	Value

Industrials—continued
Snap-on, Inc.	4,986	$ 1,444
United Parcel Service, Inc. Class B	33,281	4,538
Watsco, Inc.	9,231	4,541
		21,052

Information Technology—14.5%
Broadcom, Inc.	26,921	4,644
Cisco Systems, Inc.	60,971	3,245
International Business Machines Corp.	39,852	8,810
Texas Instruments, Inc.	9,194	1,899
		18,598

Materials—7.5%
Amcor plc	466,663	5,287
Eastman Chemical Co.	37,995	4,254
		9,541

Real Estate—1.7%
Getty Realty Corp.	67,227	2,139
Utilities—8.6%
Fortis, Inc.	137,963	6,269
Southern Co. (The)	52,886	4,769
		11,038

Total Common Stocks (Identified Cost $99,643)		125,796

Total Long-Term Investments—98.3% (Identified Cost $99,643)		125,796

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(2)	1,929,163	1,929
Total Short-Term Investment (Identified Cost $1,929)		1,929

	Shares	Value

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(2)(3)	815,534	$ 816
Total Securities Lending Collateral (Identified Cost $816)		816

TOTAL INVESTMENTS—100.4% (Identified Cost $102,388)		$128,541
Other assets and liabilities, net—(0.4)%		(568)
NET ASSETS—100.0%		$127,973

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	81%
Switzerland	9
Canada	5
United Kingdom	3
France	2
Total	100%
† % of total investments as of September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$125,796	$125,796
Money Market Mutual Fund	1,929	1,929
Securities Lending Collateral	816	816
Total Investments	$128,541	$128,541
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—10.0%
BCE, Inc.	34,337	$ 1,195
Omnicom Group, Inc.	4,661	482
Verizon Communications, Inc.	34,184	1,535
		3,212

Consumer Discretionary—3.1%
Canadian Tire Corp., Ltd. Class A	8,426	1,010
Consumer Staples—8.8%
Coca-Cola Co. (The)	6,805	489
Coca-Cola Europacific Partners plc	6,433	507
Flowers Foods, Inc.	31,072	717
Kimberly-Clark Corp.	3,375	480
Unilever plc	9,598	621
		2,814

Energy—2.9%
TotalEnergies SE	14,573	949
Financials—21.5%
Bank of Hawaii Corp.	6,538	410
IGM Financial, Inc.(1)	31,715	952
PNC Financial Services Group, Inc. (The)	4,315	798
Royal Bank of Canada	5,646	704
Safety Insurance Group, Inc.	6,800	556
Singapore Exchange Ltd.	59,482	528
Sumitomo Mitsui Trust Group, Inc.	21,900	517
Tokio Marine Holdings, Inc.	21,960	799
Zurich Insurance Group AG	2,065	1,244
Zurich Insurance Group AG ADR	13,508	408
		6,916

Health Care—6.3%
AbbVie, Inc.	7,099	1,402
	Shares	Value

Health Care—continued
Pfizer, Inc.	21,811	$ 631
		2,033

Industrials—15.4%
Adecco Group AG Registered Shares	18,951	644
BAE Systems plc	55,937	925
Deutsche Post AG	23,154	1,032
MSC Industrial Direct Co., Inc. Class A	9,993	860
Paychex, Inc.	5,984	803
SGS S.A. Registered Shares	6,025	672
		4,936

Information Technology—10.1%
Broadcom, Inc.	2,222	384
Cisco Systems, Inc.	5,418	288
International Business Machines Corp.	9,420	2,082
Texas Instruments, Inc.	2,357	487
		3,241

Materials—7.0%
Amcor plc	118,205	1,340
Eastman Chemical Co.	8,104	907
		2,247

Utilities—12.2%
Fortis, Inc.	34,293	1,558
Southern Co. (The)	14,334	1,293
Terna - Rete Elettrica Nazionale	119,871	1,079
		3,930

Total Common Stocks (Identified Cost $25,419)		31,288

Total Long-Term Investments—97.3% (Identified Cost $25,419)		31,288

	Shares	Value

Securities Lending Collateral—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(2)(3)	993,316	$ 993
Total Securities Lending Collateral (Identified Cost $993)		993

TOTAL INVESTMENTS—100.4% (Identified Cost $26,412)		$32,281
Other assets and liabilities, net—(0.4)%		(141)
NET ASSETS—100.0%		$32,140

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	48%
Canada	17
Switzerland	13
United Kingdom	7
Japan	4
Italy	3
Germany	3
Other	5
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$31,288	$31,288
Securities Lending Collateral	993	993
Total Investments	$32,281	$32,281
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Consumer Discretionary—10.3%
Domino’s Pizza, Inc.	182,471	$ 78,488
Pool Corp.	279,632	105,365
Ross Stores, Inc.	769,594	115,832
		299,685

Financials—19.6%
Berkley (W.R.) Corp.	1,098,630	62,325
Broadridge Financial Solutions, Inc.	339,550	73,014
Brown & Brown, Inc.	904,296	93,685
FactSet Research Systems, Inc.	168,866	77,653
Houlihan Lokey, Inc. Class A	826,004	130,525
LPL Financial Holdings, Inc.	316,319	73,585
MSCI, Inc. Class A	101,519	59,179
		569,966

Health Care—10.6%
Align Technology, Inc.(1)	323,729	82,331
Cooper Cos., Inc. (The)(1)	1,213,304	133,876
West Pharmaceutical Services, Inc.	305,478	91,692
		307,899

Industrials—40.1%
Allegion plc	543,126	79,155
AMETEK, Inc.	940,369	161,471
Equifax, Inc.	439,945	129,282
	Shares	Value

Industrials—continued
Exponent, Inc.	852,406	$ 98,265
HEICO Corp. Class A	627,918	127,945
Lennox International, Inc.	221,423	133,804
Nordson Corp.	358,582	94,175
Old Dominion Freight Line, Inc.	290,254	57,656
Pentair plc	977,547	95,594
Verisk Analytics, Inc. Class A	294,720	78,973
Westinghouse Air Brake Technologies Corp.	604,237	109,832
		1,166,152

Information Technology—16.9%
Aspen Technology, Inc.(1)	444,744	106,214
Bentley Systems, Inc. Class B	1,843,418	93,664
Monolithic Power Systems, Inc.	126,936	117,352
Teledyne Technologies, Inc.(1)	254,840	111,533
Universal Display Corp.	293,267	61,557
		490,320

Total Common Stocks (Identified Cost $2,005,923)		2,834,022

Total Long-Term Investments—97.5% (Identified Cost $2,005,923)		2,834,022

	Shares	Value

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(2)	15,585,707	$ 15,586
Total Short-Term Investment (Identified Cost $15,586)		15,586

TOTAL INVESTMENTS—98.0% (Identified Cost $2,021,509)		$2,849,608
Other assets and liabilities, net—2.0%		56,700
NET ASSETS—100.0%		$2,906,308

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,834,022	$2,834,022
Money Market Mutual Fund	15,586	15,586
Total Investments	$2,849,608	$2,849,608
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—4.1%
Trade Desk, Inc. (The) Class A(1)	517,239	$ 56,715
Consumer Discretionary—27.7%
Domino’s Pizza, Inc.	67,907	29,210
Global-e Online Ltd.(1)	1,162,134	44,672
MercadoLibre, Inc.(1)	34,587	70,971
Murphy USA, Inc.	43,355	21,368
On Holding AG Class A(1)	907,827	45,528
Pool Corp.	99,682	37,560
Rollins, Inc.	544,456	27,539
Ross Stores, Inc.	219,147	32,984
SiteOne Landscape Supply, Inc.(1)	280,050	42,262
TopBuild Corp.(1)	52,954	21,542
Ulta Beauty, Inc.(1)	26,861	10,452
		384,088

Consumer Staples—6.1%
Celsius Holdings, Inc.(1)	1,468,369	46,048
Freshpet, Inc.(1)	276,644	37,837
		83,885

Energy—0.6%
Diamondback Energy, Inc.	46,149	7,956
Financials—7.2%
Corpay, Inc.(1)	77,565	24,259
Goosehead Insurance, Inc. Class A(1)	574,665	51,318
	Shares	Value

Financials—continued
Toast, Inc. Class A(1)	869,853	$ 24,625
		100,202

Health Care—10.1%
HealthEquity, Inc.(1)	198,455	16,244
IDEXX Laboratories, Inc.(1)	69,649	35,188
Mettler-Toledo International, Inc.(1)	28,907	43,352
STAAR Surgical Co.(1)	371,148	13,788
Zoetis, Inc. Class A	162,844	31,816
		140,388

Industrials—14.4%
Equifax, Inc.	175,319	51,519
Fair Isaac Corp.(1)	70,074	136,190
Paycom Software, Inc.	69,982	11,657
		199,366

Information Technology—26.5%
Amphenol Corp. Class A	1,003,808	65,408
Cloudflare, Inc. Class A(1)	469,831	38,005
Datadog, Inc. Class A(1)	241,822	27,824
Gartner, Inc.(1)	151,073	76,558
MongoDB, Inc. Class A(1)	86,052	23,264
Monolithic Power Systems, Inc.	44,847	41,461
PTC, Inc.(1)	179,423	32,415
Roper Technologies, Inc.	38,101	21,201
Teradyne, Inc.	299,914	40,167
		366,303

	Shares	Value

	Real Estate—2.1%
CoStar Group, Inc.(1)	386,900	$ 29,188
	Total Common Stocks (Identified Cost $683,632)	1,368,091

	Total Long-Term Investments—98.8% (Identified Cost $683,632)	1,368,091

	TOTAL INVESTMENTS—98.8% (Identified Cost $683,632)	$1,368,091
	Other assets and liabilities, net—1.2%	16,748
	NET ASSETS—100.0%	$1,384,839

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	88%
Brazil	5
Switzerland	4
Israel	3
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,368,091	$1,368,091
Total Investments	$1,368,091	$1,368,091
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2023:	$ 25,097	$ 25,097
Net realized gain (loss)	(12,976)	(12,976)
Net change in unrealized appreciation (depreciation)	14,903	14,903
Sales	(27,024)	(27,024)
Balance as of September 30, 2024	$ —	$ —
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—92.4%
Communication Services—3.4%
Rightmove plc	9,575,590	$ 79,040
Consumer Discretionary—5.8%
Acushnet Holdings Corp.	1,369,401	87,299
LCI Industries(1)	389,020	46,893
		134,192

Financials—22.2%
Artisan Partners Asset Management, Inc. Class A	1,280,387	55,466
BancFirst Corp.	411,429	43,303
FactSet Research Systems, Inc.	131,640	60,535
First Hawaiian, Inc.	2,589,755	59,953
Jack Henry & Associates, Inc.	173,600	30,647
Moelis & Co. Class A	1,249,917	85,632
Primerica, Inc.	494,287	131,060
RLI Corp.	318,503	49,362
		515,958

Health Care—5.2%
CorVel Corp.(2)	371,680	121,498
Industrials—45.3%
Donaldson Co., Inc.	364,900	26,893
EMCOR Group, Inc.	516,057	222,178
FTI Consulting, Inc.(2)	609,294	138,651
Graco, Inc.	905,110	79,206
Kadant, Inc.	256,690	86,761
Kforce, Inc.	436,052	26,795
Landstar System, Inc.	420,609	79,440
RBC Bearings, Inc.(2)	255,437	76,473
Simpson Manufacturing Co., Inc.	817,497	156,363
Toro Co. (The)	914,169	79,286
	Shares	Value

Industrials—continued
Watts Water Technologies, Inc. Class A	394,574	$ 81,752
		1,053,798

Information Technology—6.9%
Aspen Technology, Inc.(2)	175,712	41,964
Clearwater Analytics Holdings, Inc. Class A (2)	1,936,525	48,897
Manhattan Associates, Inc.(2)	248,386	69,891
		160,752

Materials—3.6%
UFP Industries, Inc.	630,018	82,665
Total Common Stocks (Identified Cost $992,597)		2,147,903

Total Long-Term Investments—92.4% (Identified Cost $992,597)		2,147,903

Short-Term Investment—5.2%
Money Market Mutual Fund—5.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(3)	121,067,001	121,067
Total Short-Term Investment (Identified Cost $121,067)		121,067

	Shares	Value

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(3)(4)	1,751,015	$ 1,751
Total Securities Lending Collateral (Identified Cost $1,751)		1,751

TOTAL INVESTMENTS—97.7% (Identified Cost $1,115,415)		$2,270,721
Other assets and liabilities, net—2.3%		54,214
NET ASSETS—100.0%		$2,324,935

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,147,903	$2,147,903
Money Market Mutual Fund	121,067	121,067
Securities Lending Collateral	1,751	1,751
Total Investments	$2,270,721	$2,270,721
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—12.1%
Auto Trader Group plc	17,753,364	$ 205,975
Rightmove plc	18,013,392	148,689
		354,664

Consumer Discretionary—15.7%
Dream Finders Homes, Inc. Class A(1)(2)	3,415,593	123,679
Fox Factory Holding Corp.(2)	2,079,443	86,297
Holley, Inc.(1)(2)	6,195,070	18,276
Ollie’s Bargain Outlet Holdings, Inc.(2)	1,052,885	102,340
Revolve Group, Inc. Class A(1)(2)	3,221,701	79,834
Smith Douglas Homes Corp. Class A(1)(2)	1,293,950	48,885
		459,311

Consumer Staples—1.0%
PriceSmart, Inc.	300,298	27,561
Financials—33.7%
FactSet Research Systems, Inc.	173,775	79,911
Goosehead Insurance, Inc. Class A(1)(2)	1,500,115	133,960
Morningstar, Inc.	682,790	217,892
Ryan Specialty Holdings, Inc. Class A	4,019,325	266,843
ServisFirst Bancshares, Inc.	1,876,065	150,929
Triumph Financial, Inc.(1)(2)	1,714,659	136,384
		985,919

Health Care—3.8%
National Research Corp.(1)	2,008,009	45,903
	Shares	Value

Health Care—continued
U.S. Physical Therapy, Inc.	752,582	$ 63,691
		109,594

Industrials—14.5%
AAON, Inc.	2,304,850	248,555
Enerpac Tool Group Corp. Class A(1)	3,281,438	137,459
Omega Flex, Inc.(1)	759,827	37,931
		423,945

Information Technology—17.8%
Aspen Technology, Inc.(2)	288,568	68,916
Endava plc Sponsored ADR(1)(2)	2,262,813	57,792
nCino, Inc.(2)	3,931,438	124,194
Novanta, Inc.(2)	339,500	60,743
NVE Corp.	158,690	12,675
Onestream, Inc.(1)(2)(3)	2,972,801	100,778
SPS Commerce, Inc.(2)	496,090	96,326
		521,424

Total Common Stocks (Identified Cost $1,717,462)		2,882,418

Total Long-Term Investments—98.6% (Identified Cost $1,717,462)		2,882,418

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(4)(5)	8,524,187	8,524
Total Securities Lending Collateral (Identified Cost $8,524)		8,524

Value

TOTAL INVESTMENTS—98.9% (Identified Cost $1,725,986)	$2,890,942
Other assets and liabilities, net—1.1%	32,649
NET ASSETS—100.0%	$2,923,591

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	86%
United Kingdom	14
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,882,418	$2,882,418
Securities Lending Collateral	8,524	8,524
Total Investments	$2,890,942	$2,890,942
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.7%
Consumer Discretionary—13.6%
Cheesecake Factory, Inc. (The)	631,967	$ 25,626
Choice Hotels International, Inc.	185,718	24,199
SiteOne Landscape Supply, Inc.(1)	159,817	24,118
Thor Industries, Inc.	291,972	32,085
		106,028

Consumer Staples—6.1%
National Beverage Corp.	458,333	21,514
WD-40 Co.	101,307	26,125
		47,639

Financials—26.6%
Bank of Hawaii Corp.	312,017	19,585
EVERTEC, Inc.	749,327	25,395
First Financial Bankshares, Inc.	267,312	9,893
Houlihan Lokey, Inc. Class A	308,105	48,687
Jack Henry & Associates, Inc.	78,823	13,915
Lakeland Financial Corp.	167,836	10,930
Primerica, Inc.	130,696	34,654
	Shares	Value

Financials—continued
RLI Corp.	150,691	$ 23,354
Stock Yards Bancorp, Inc.	333,293	20,661
		207,074

Health Care—2.8%
Azenta, Inc.(1)	454,753	22,028
Industrials—37.7%
Albany International Corp. Class A	209,609	18,624
Armstrong World Industries, Inc.	246,824	32,440
Construction Partners, Inc. Class A(1)	532,378	37,160
CSW Industrials, Inc.	52,223	19,134
Hillman Solutions Corp.(1)	2,996,705	31,645
John Bean Technologies Corp.	246,526	24,285
Landstar System, Inc.	148,194	27,990
RBC Bearings, Inc.(1)	113,431	33,959
UniFirst Corp.	134,152	26,649
Watsco, Inc.	84,884	41,753
		293,639

Information Technology—1.6%
Badger Meter, Inc.	56,034	12,238
	Shares	Value

Materials—6.2%
HB Fuller Co.	341,394	$ 27,100
Scotts Miracle-Gro Co. (The)	240,379	20,841
		47,941

Real Estate—3.1%
Getty Realty Corp.	745,372	23,710
Total Common Stocks (Identified Cost $401,089)		760,297

Total Long-Term Investments—97.7% (Identified Cost $401,089)		760,297

TOTAL INVESTMENTS—97.7% (Identified Cost $401,089)		$760,297
Other assets and liabilities, net—2.3%		18,295
NET ASSETS—100.0%		$778,592

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$760,297	$760,297
Total Investments	$760,297	$760,297
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.7%
Consumer Discretionary—18.6%
Bright Horizons Family Solutions, Inc.(1)	469,317	$ 65,765
Choice Hotels International, Inc.	514,865	67,087
Pool Corp.	228,513	86,104
Rollins, Inc.	1,412,692	71,454
SiteOne Landscape Supply, Inc.(1)	334,044	50,411
Thor Industries, Inc.	662,727	72,827
		413,648

Consumer Staples—2.2%
BJ’s Wholesale Club Holdings, Inc.(1)	585,443	48,287
Financials—13.1%
Berkley (W.R.) Corp.	1,380,373	78,309
Interactive Brokers Group, Inc. Class A	573,913	79,980
Jack Henry & Associates, Inc.	370,964	65,490
LPL Financial Holdings, Inc.	293,343	68,240
		292,019

Health Care—9.5%
Charles River Laboratories International, Inc.(1)	306,210	60,314
Chemed Corp.	88,114	52,954
Cooper Cos., Inc. (The)(1)	885,328	97,687
		210,955

Industrials—30.8%
Allegion plc	430,160	62,692
	Shares	Value

Industrials—continued
Equifax, Inc.	282,416	$ 82,991
Exponent, Inc.	494,050	56,954
Fair Isaac Corp.(1)	43,874	85,270
Lennox International, Inc.	188,765	114,069
Nordson Corp.	299,904	78,764
Saia, Inc.(1)	126,762	55,428
Watsco, Inc.	165,246	81,281
Zurn Elkay Water Solutions Corp.	1,926,499	69,238
		686,687

Information Technology—20.2%
Aspen Technology, Inc.(1)	288,460	68,890
Bentley Systems, Inc. Class B	1,879,339	95,489
Teledyne Technologies, Inc.(1)	124,509	54,493
Teradyne, Inc.	634,421	84,968
Universal Display Corp.	323,432	67,888
Zebra Technologies Corp. Class A(1)	212,306	78,621
		450,349

Materials—2.3%
Scotts Miracle-Gro Co. (The)	578,647	50,169
Total Common Stocks (Identified Cost $1,669,795)		2,152,114

Total Long-Term Investments—96.7% (Identified Cost $1,669,795)		2,152,114

	Shares	Value

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(2)	31,840,250	$ 31,840
Total Short-Term Investment (Identified Cost $31,840)		31,840

TOTAL INVESTMENTS—98.1% (Identified Cost $1,701,635)		$2,183,954
Other assets and liabilities, net—1.9%		41,938
NET ASSETS—100.0%		$2,225,892

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,152,114	$2,152,114
Money Market Mutual Fund	31,840	31,840
Total Investments	$2,183,954	$2,183,954
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—92.8%
Communication Services—4.4%
Rightmove plc Unsponsored ADR	21,170	$ 355
Consumer Discretionary—6.6%
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,663	259
Pool Corp.	728	274
		533

Consumer Staples—1.3%
Celsius Holdings, Inc.(1)	3,239	101
Financials—15.6%
FactSet Research Systems, Inc.	548	252
Jack Henry & Associates, Inc.	1,311	231
Moelis & Co. Class A	3,963	272
Ryan Specialty Holdings, Inc. Class A	7,489	497
		1,252

Health Care—11.9%
Certara, Inc.(1)	11,063	130
HealthEquity, Inc.(1)	3,462	283
LeMaitre Vascular, Inc.	2,696	251
West Pharmaceutical Services, Inc.	984	295
		959

	Shares	Value

Industrials—31.5%
AAON, Inc.	2,650	$ 286
Advanced Drainage Systems, Inc.	880	138
Fair Isaac Corp.(1)	319	620
HEICO Corp. Class A	2,248	458
Saia, Inc.(1)	597	261
Simpson Manufacturing Co., Inc.	1,437	275
TransUnion	2,183	229
Verisk Analytics, Inc. Class A	1,005	269
		2,536

Information Technology—21.5%
Aspen Technology, Inc.(1)	1,007	240
Bentley Systems, Inc. Class B	6,229	317
Clearwater Analytics Holdings, Inc. Class A (1)	10,985	277
nCino, Inc.(1)	8,776	277
Teledyne Technologies, Inc.(1)	584	256
Tyler Technologies, Inc.(1)	628	367
		1,734

Total Common Stocks (Identified Cost $5,326)		7,470

Total Long-Term Investments—92.8% (Identified Cost $5,326)		7,470

	Shares	Value

Short-Term Investment—7.1%
Money Market Mutual Fund—7.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(2)	568,585	$ 569
Total Short-Term Investment (Identified Cost $569)		569

TOTAL INVESTMENTS—99.9% (Identified Cost $5,895)		$8,039
Other assets and liabilities, net—0.1%		6
NET ASSETS—100.0%		$8,045

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$7,470	$7,470
Money Market Mutual Fund	569	569
Total Investments	$8,039	$8,039
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—94.9%
Consumer Discretionary—5.8%
Gentex Corp.	6,813	$ 202
Thor Industries, Inc.	1,624	179
		381

Consumer Staples—8.6%
BJ’s Wholesale Club Holdings, Inc.(1)	2,212	183
National Beverage Corp.	3,599	169
WD-40 Co.	819	211
		563

Financials—19.6%
Bank of Hawaii Corp.	2,306	145
Berkley (W.R.) Corp.	4,078	231
Broadridge Financial Solutions, Inc.	1,307	281
Houlihan Lokey, Inc. Class A	1,153	182
Jack Henry & Associates, Inc.	1,337	236
LPL Financial Holdings, Inc.	894	208
		1,283

Health Care—3.1%
CorVel Corp.(1)	619	202
Industrials—39.6%
Armstrong World Industries, Inc.	1,504	198
CACI International, Inc. Class A(1)	566	286
Graco, Inc.	2,680	235
John Bean Technologies Corp.	1,087	107
Kadant, Inc.	624	211
	Shares	Value

Industrials—continued
Landstar System, Inc.	1,187	$ 224
Lennox International, Inc.	580	350
RBC Bearings, Inc.(1)	925	277
Toro Co. (The)	1,885	163
TransUnion	3,399	356
Zurn Elkay Water Solutions Corp.	5,197	187
		2,594

Information Technology—10.2%
Dolby Laboratories, Inc. Class A	2,455	188
Teradyne, Inc.	1,608	215
Zebra Technologies Corp. Class A(1)	718	266
		669

Materials—5.8%
HB Fuller Co.	2,708	215
Scotts Miracle-Gro Co. (The)	1,928	167
		382

Real Estate—2.2%
Lamar Advertising Co. Class A	1,054	141
Total Common Stocks (Identified Cost $4,984)		6,215

Total Long-Term Investments—94.9% (Identified Cost $4,984)		6,215

	Shares	Value

Short-Term Investment—5.3%
Money Market Mutual Fund—5.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(2)	351,421	$ 351
Total Short-Term Investment (Identified Cost $351)		351

TOTAL INVESTMENTS—100.2% (Identified Cost $5,335)		$6,566
Other assets and liabilities, net—(0.2)%		(16)
NET ASSETS—100.0%		$6,550

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,215	$6,215
Money Market Mutual Fund	351	351
Total Investments	$6,566	$6,566
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—8.3%
Alphabet, Inc. Class C	41,394	$ 6,921
Meta Platforms, Inc. Class A	22,073	12,635
Universal Music Group N.V.	328,260	8,587
		28,143

Consumer Discretionary—13.7%
Amazon.com, Inc.(1)	107,100	19,956
LVMH Moet Hennessy Louis Vuitton SE	8,983	6,885
MercadoLibre, Inc.(1)	4,182	8,581
Yum! Brands, Inc.	77,921	10,886
		46,308

Consumer Staples—2.1%
CP ALL PCL Foreign Shares	3,479,829	7,084
Financials—19.8%
AIA Group Ltd.	966,910	8,663
Aon plc Class A	30,364	10,506
HDFC Bank Ltd. ADR	207,324	12,970
MSCI, Inc. Class A	14,891	8,680
S&P Global, Inc.	22,746	11,751
Visa, Inc. Class A	53,489	14,707
		67,277

Health Care—18.6%
Alcon, Inc.	121,103	12,119
Danaher Corp.	36,921	10,265
ICON plc ADR(1)	34,379	9,877
Novo Nordisk A/S Class B	88,562	10,405
	Shares	Value

Health Care—continued
STERIS plc	41,429	$ 10,048
UnitedHealth Group, Inc.	17,472	10,216
		62,930

Industrials—2.9%
Canadian Pacific Kansas City Ltd.	116,739	9,986
Information Technology—33.7%
Apple, Inc.	38,015	8,857
Atlassian Corp. Class A(1)	41,637	6,612
Autodesk, Inc.(1)	25,087	6,911
Infosys Ltd. Sponsored ADR	294,764	6,564
Intuit, Inc.	16,678	10,357
Microsoft Corp.	47,453	20,419
NVIDIA Corp.	81,101	9,849
Salesforce, Inc.	32,135	8,796
ServiceNow, Inc.(1)	7,257	6,491
Synopsys, Inc.(1)	21,608	10,942
Taiwan Semiconductor Manufacturing Co., Ltd.	239,536	7,244
Workday, Inc. Class A(1)	46,042	11,253
		114,295

Total Common Stocks (Identified Cost $245,305)		336,023

Total Long-Term Investments—99.1% (Identified Cost $245,305)		336,023

Value

TOTAL INVESTMENTS—99.1% (Identified Cost $245,305)	$336,023
Other assets and liabilities, net—0.9%	3,041
NET ASSETS—100.0%	$339,064

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	64%
India	6
Switzerland	4
United Kingdom	3
Denmark	3
Canada	3
Ireland	3
Other	14
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$336,023	$336,023
Total Investments	$336,023	$336,023
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.9%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 2,780	$ 2,165
3.250%, 5/15/42	235	209
3.000%, 8/15/48	4,330	3,511
2.000%, 2/15/50	2,045	1,332
1.375%, 8/15/50	12,795	7,048
1.875%, 2/15/51	5,255	3,293
2.250%, 2/15/52	35	24
2.875%, 5/15/52	2,335	1,829
3.625%, 2/15/53	425	386
3.625%, 5/15/53	3,840	3,495
4.125%, 8/15/53	940	936
4.250%, 2/15/54	6,645	6,772
4.625%, 5/15/54	5,505	5,971
U.S. Treasury Note 4.375%, 8/15/26	2,355	2,384
Total U.S. Government Securities (Identified Cost $46,472)		39,355

Foreign Government Securities—0.9%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(1)	80	85
144A 3.875%, 4/16/50(1)	95	80
Costa Rica Government
144A 6.550%, 4/3/34(1)	65	69
144A 7.300%, 11/13/54(1)	40	44
Dominican Republic 144A 4.875%, 9/23/32(1)	490	467
Federative Republic of Brazil
6.000%, 10/20/33	395	402
7.125%, 5/13/54	65	67
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	340	237
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	95	102
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	110	94
Oman Government International Bond
144A 7.375%, 10/28/32(1)	175	201
144A 6.750%, 1/17/48(1)	60	65
Republic of Colombia 8.000%, 11/14/35	290	309
Republic of Guatemala 144A 6.600%, 6/13/36(1)	130	136
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	120	123
Republic of Panama 8.000%, 3/1/38	525	591
	Par Value	Value

Foreign Government Securities—continued
Republic of Paraguay 144A 6.000%, 2/9/36(1)	$ 90	$ 95
Republic of Philippines 4.750%, 3/5/35	150	152
Republic of Poland 4.875%, 10/4/33	275	279
Republic of Serbia 144A 6.500%, 9/26/33(1)	120	128
Republic of South Africa
5.875%, 6/22/30	135	136
5.650%, 9/27/47	35	29
Republic of Turkiye
9.125%, 7/13/30	255	291
7.625%, 5/15/34	270	287
6.625%, 2/17/45	80	73
Romania Government International Bond 144A 5.875%, 1/30/29(1)	465	476
Saudi International Bond
144A 4.875%, 7/18/33(1)	250	254
144A 4.500%, 10/26/46(1)	110	97
State of Qatar 144A 3.750%, 4/16/30(1)	225	223
United Mexican States
6.350%, 2/9/35	130	136
6.000%, 5/7/36	245	249
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	45	45
Total Foreign Government Securities (Identified Cost $5,896)		6,022

Mortgage-Backed Securities—10.4%
Agency—3.3%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	34	35
Pool #A62213 6.000%, 6/1/37	64	67
Pool #SD5856 3.500%, 1/1/54	3,058	2,848
Pool #SD8309 6.000%, 3/1/53	3,634	3,719
Pool #SD8350 6.000%, 8/1/53	1,040	1,063
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	9	10
Pool #310041 6.500%, 5/1/37	72	77
Pool #735061 6.000%, 11/1/34	76	80
Pool #880117 5.500%, 4/1/36	3	2
Pool #909092 6.000%, 9/1/37	4	4
	Par Value	Value

Agency—continued
Pool #909175 5.500%, 4/1/38	$ 48	$ 50
Pool #909220 6.000%, 8/1/38	36	38
Pool #929625 5.500%, 6/1/38	59	61
Pool #938574 5.500%, 9/1/36	45	47
Pool #972569 5.000%, 3/1/38	59	61
Pool #CB6857 4.500%, 8/1/53	952	936
Pool #FS4438 5.000%, 11/1/52	1,688	1,690
Pool #FS6679 6.000%, 12/1/53	1,713	1,753
Pool #FS7751 4.000%, 3/1/53	2,295	2,204
Pool #MA4785 5.000%, 10/1/52	1,502	1,503
Pool #MA4805 4.500%, 11/1/52	997	981
Pool #MA4980 6.000%, 4/1/53	1,743	1,783
Pool #MA5072 5.500%, 7/1/53	949	960
Pool #MA5385 4.000%, 6/1/54	2,291	2,199
		22,171

Non-Agency—7.1%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(2)	866	880
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(2)	1,207	1,152
2021-A, A1 144A 1.065%, 9/25/65(1)(2)	351	311
2022-B, A1 144A 3.500%, 3/27/62(1)(2)	1,017	975
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	530	521
2020-SFR2, C 144A 2.533%, 7/17/37(1)	750	737
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(2)	247	233
2022-5, A1 144A 4.500%, 5/25/67(1)(2)	641	636
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(2)	394	367
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	100	98
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	693	674
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-1, A1B 144A 3.269%, 12/25/56(1)(2)	$ 670	$ 626
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.016%, 3/15/37(1)(2)	750	709
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	155	158
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.995%, 4/15/37(1)(2)	300	301
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.057%, 2/15/39(1)(2)	201	200
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(2)	1,379	1,269
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.717%, 9/15/38(1)(2)	400	401
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	117	109
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	262	244
CHL Mortgage Pass-Through Trust 2004-6, 1A2 6.702%, 5/25/34(2)	104	104
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(2)	665	631
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(2)	188	183
COLT Mortgage Loan Trust
2022-5, A1 144A 4.550%, 4/25/67(1)(2)	1,198	1,186
2023-4, A1 144A 7.163%, 10/25/68(1)(2)	170	174
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	965	939
2020-CBM, B 144A 3.099%, 2/10/37(1)	490	481
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(2)	174	172
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	$ 295	$ 271
2020-1, A1 144A 1.832%, 3/15/50(1)	30	30
2020-3, A 144A 1.358%, 8/15/53(1)	229	220
2020-4, A 144A 1.174%, 12/15/52(1)	284	274
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(2)	239	232
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(2)	54	50
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(2)	236	212
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(2)	24	23
2022-1, A1 144A 2.206%, 1/25/67(1)(2)	337	298
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/29(1)(2)	265	264
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(1)	645	623
2021-SFR1, D 144A 2.189%, 8/17/38(1)	420	397
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(2)	75	69
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(2)	275	255
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.011%, 2/15/38(1)(2)	1,080	970
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(2)	565	510
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(2)	1,239	1,254
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(2)	1,316	1,304
JPMorgan Chase Commercial Mortgage Securities Trust
2013-C13, E 144A 3.986%, 1/15/46(1)(2)	710	621
2024-OMNI, A 144A 5.797%, 10/5/39(1)(2)	690	707
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	$ 13	$ 12
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	36	32
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	82	76
2017-5, A1 144A 5.425%, 10/26/48(1)(2)	30	31
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.719%, 4/25/46(1)(2)	1,140	1,110
MetLife Securitization Trust 2017-1A, M1 144A 3.467%, 4/25/55(1)(2)	860	777
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(2)	950	945
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(2)	315	307
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(2)	360	326
2019-1, M2 144A 3.500%, 10/25/69(1)(2)	509	470
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	575	608
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22, AS 3.561%, 4/15/48	835	807
2015-C25, A4 3.372%, 10/15/48	590	583
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	723	665
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	128	123
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	77	74
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	37	35
2016-3A, B1 144A 4.000%, 9/25/56(1)(2)	754	734
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	27	26
2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	403	396
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	57	55
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(2)	660	596
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(2)	101	95
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(2)	$ 357	$ 304
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(2)	558	531
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(2)	194	193
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	450	432
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(2)	198	174
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(2)	214	188
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(2)	328	330
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(2)	45	44
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(2)	789	680
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(2)	10	10
2016-3, M1 144A 3.500%, 4/25/56(1)(2)	278	276
2016-4, B1 144A 4.019%, 7/25/56(1)(2)	585	569
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	185	182
2018-2, A2 144A 3.500%, 3/25/58(1)(2)	560	537
2018-6, A1B 144A 3.750%, 3/25/58(1)(2)	420	407
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	1,270	1,188
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	296	288
2019-2, A2 144A 3.750%, 12/25/58(1)(2)	500	464
2019-4, A2 144A 3.250%, 10/25/59(1)(2)	650	594
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.569%, 5/25/58(1)(2)	215	220
2020-MH1, A2 144A 2.500%, 2/25/60(1)(2)	1,115	1,050
2021-1, A2 144A 2.750%, 11/25/61(1)(2)	1,265	1,073
	Par Value	Value

Non-Agency—continued
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	$ 435	$ 423
2020-SFR2, D 144A 2.281%, 11/17/39(1)	880	810
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	515	491
VCAT LLC
2021-NPL2, A1 144A 5.115%, 3/27/51(1)(2)	31	31
2021-NPL3, A1 144A 4.743%, 5/25/51(1)(2)	5	5
2021-NPL4, A1 144A 4.868%, 8/25/51(1)(2)	42	42
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(1)(2)	20	20
2022-4, A1 144A 4.474%, 4/25/67(1)(2)	356	353
2022-5, A1 144A 3.800%, 4/25/67(1)(2)	709	687
2022-6, A3 144A 4.910%, 6/25/67(1)(2)	465	461
2022-7, A1 144A 5.152%, 7/25/67(1)(2)	570	568
2023-8, A1 144A 6.259%, 12/25/68(1)(2)	760	772
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	78	72
2021-1R, A1 144A 1.280%, 5/25/56(1)	155	142
2022-1, A2 144A 5.850%, 8/25/57(1)(2)	348	346
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	375	364
		47,259

Total Mortgage-Backed Securities (Identified Cost $70,861)		69,430

Asset-Backed Securities—4.1%
Automobiles—1.6%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	375	378
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	709	702
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	775	755
2021-N3, D 1.580%, 6/12/28	160	154
	Par Value	Value

Automobiles—continued
2023-N4, C 144A 6.590%, 2/11/30(1)	$ 585	$ 608
Credit Acceptance Auto Loan Trust 2022-1A, A 144A 4.600%, 6/15/32(1)	410	409
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(1)	871	871
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	302	306
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	340	337
2022-1A, C 144A 3.130%, 5/15/28(1)	685	672
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(1)	95	95
2020-4, C 144A 1.280%, 2/16/27(1)	172	171
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	545	538
GLS Auto Receivables Issuer Trust 2024-2A, C 144A 6.030%, 2/15/30(1)	590	607
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	710	702
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	225	223
2024-2A, A2 144A 5.990%, 5/15/29(1)	480	486
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	373	378
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	448	449
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(1)	700	715
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(1)	122	122
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	554	562
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2024-2A, B 144A 5.620%, 3/15/30(1)	$ 715	$ 728
		10,968

Consumer Loans—0.1%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	495	505
Credit Card—0.1%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	585	596
Other—2.3%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	520	552
Affirm Asset Securitization Trust 2024-B, A 144A 4.620%, 9/15/29(1)	95	95
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	390	408
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	440	426
2020-AA, B 144A 2.790%, 7/17/46(1)	738	700
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	389	398
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	417	393
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	382	370
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	300	302
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	126	122
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	215	201
2023-2A, A 144A 6.530%, 6/15/49(1)	367	378
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	879	840
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	516	507
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	560	560
	Par Value	Value

Other—continued
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	$ 29	$ 28
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	430	443
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	248	251
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	263	252
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	488	431
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	583	555
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	525	521
2024-A, A2 144A 5.150%, 12/15/31(1)	595	598
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(1)	400	415
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(2)	411	416
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	145	138
RCKT Mortgage Trust 2024-CES1, A1A 144A 6.025%, 2/25/44(1)(2)	433	438
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	800	798
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	620	626
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(2)	873	882
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	590	606
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	302	296
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	595	604
	Par Value	Value

Other—continued
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	$ 590	$ 590
		15,140

Total Asset-Backed Securities (Identified Cost $27,199)		27,209

Corporate Bonds and Notes—12.0%
Communication Services—0.3%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	54	54
144A 4.750%, 3/1/30(1)	250	230
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	275	266
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	490	481
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	555	441
Sprint Capital Corp. 8.750%, 3/15/32	340	422
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(1)	50	50
		1,944

Consumer Discretionary—0.5%
Aptiv plc 6.875%, 12/15/54	445	450
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(1)	255	261
144A 5.950%, 10/15/33(1)	375	395
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	605	579
Ford Motor Co. 3.250%, 2/12/32	286	243
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	341	326
Newell Brands, Inc. 6.375%, 9/15/27(3)	330	334
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	230	244
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	320	316
		3,148

Consumer Staples—0.3%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	515	555
BAT Capital Corp. 7.750%, 10/19/32	450	533
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	$ 500	$ 502
Pilgrim’s Pride Corp. 6.250%, 7/1/33	463	491
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	255	259
		2,340

Energy—1.5%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(1)	95	94
Aker BP ASA
144A 5.125%, 10/1/34(1)	240	237
144A 5.800%, 10/1/54(1)	240	237
BP Capital Markets plc 4.875% (4)	800	791
Civitas Resources, Inc.
144A 8.625%, 11/1/30(1)	5	5
144A 8.750%, 7/1/31(1)	210	222
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	230	245
144A 6.544%, 11/15/53(1)	165	186
144A 6.714%, 8/15/63(1)	55	63
CrownRock LP 144A 5.000%, 5/1/29(1)(3)	270	273
Diamondback Energy, Inc. 5.900%, 4/18/64	385	388
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	240	230
Energy Transfer LP
Series G 7.125%(4)	120	123
Series H 6.500%(4)	290	289
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	100	103
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	785	688
Genesis Energy LP 8.875%, 4/15/30	370	389
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	527
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	105	105
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)(3)	590	591
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	340	351
Occidental Petroleum Corp. 6.125%, 1/1/31	300	317
	Par Value	Value

Energy—continued
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	$ 370	$ 410
Petroleos Mexicanos
6.500%, 3/13/27	240	235
7.690%, 1/23/50	365	283
Plains All American Pipeline LP 5.700%, 9/15/34	355	369
QatarEnergy 144A 2.250%, 7/12/31(1)	185	163
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	310	273
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	355	365
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	145	152
Transcanada Trust 5.600%, 3/7/82	600	583
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	305	288
Western Midstream Operating LP 5.250%, 2/1/50	345	313
		9,888

Financials—4.7%
AerCap Ireland Capital DAC
3.300%, 1/30/32	280	253
6.950%, 3/10/55	229	237
Allianz SE 144A 6.350%, 9/6/53(1)	400	435
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.318%, 8/15/53(2)	565	568
American Express Co. 5.625%, 7/28/34	715	748
American National Group, Inc. 5.750%, 10/1/29	395	397
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	360	374
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	745	646
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(1)	230	228
144A 5.750%, 11/15/29(1)	285	294
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	271	265
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(4)	140	150
	Par Value	Value

Financials—continued
Banco Mercantil del Norte S.A. 144A 6.625% (1)(3)(4)	$ 140	$ 130
Bank of America Corp.
2.687%, 4/22/32	515	459
5.468%, 1/23/35	350	368
5.425%, 8/15/35	470	482
Bank of New York Mellon Corp. (The) Series G 4.700% (4)	710	705
Barclays plc 7.437%, 11/2/33	355	410
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	115	109
BlackRock Funding, Inc. 5.250%, 3/14/54	390	404
Blackstone Private Credit Fund 2.625%, 12/15/26	313	296
Block, Inc. 144A 6.500%, 5/15/32(1)	235	245
Blue Owl Credit Income Corp. 4.700%, 2/8/27	284	279
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	555	486
BNSF Funding Trust I 6.613%, 12/15/55	380	383
BPCE S.A. 144A 7.003%, 10/19/34(1)	535	599
Brookfield Finance, Inc. 6.350%, 1/5/34	490	539
Capital One Financial Corp. 2.359%, 7/29/32	388	318
Charles Schwab Corp. (The)
6.136%, 8/24/34	340	372
Series H 4.000%(4)	535	478
Citigroup, Inc.
6.270%, 11/17/33	690	758
6.174%, 5/25/34	379	404
Series X 3.875%(4)	615	592
Citizens Financial Group, Inc. 5.718%, 7/23/32	30	31
Corebridge Financial, Inc. 6.375%, 9/15/54	680	687
CRH America Finance, Inc. 5.400%, 5/21/34	470	490
Deutsche Bank AG 5.403%, 9/11/35	355	357
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	770	750
Fifth Third Bancorp 4.337%, 4/25/33	355	341
Foundry JV Holdco LLC 144A 6.400%, 1/25/38(1)	585	616
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	$ 265	$ 276
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	197	225
144A 7.950%, 10/15/54(1)	140	146
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	630	567
5.851%, 4/25/35	350	376
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	450	461
HUB International Ltd. 144A 7.250%, 6/15/30(1)	480	500
Huntington Bancshares, Inc. 5.709%, 2/2/35	340	354
Icon Investments Six DAC 6.000%, 5/8/34	400	426
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	345	359
JPMorgan Chase & Co.
5.717%, 9/14/33	495	525
1.953%, 2/4/32	915	786
KeyCorp 6.401%, 3/6/35	600	652
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	490	464
MetLife, Inc. Series G 3.850% (4)	350	344
Morgan Stanley
6.342%, 10/18/33	120	133
5.250%, 4/21/34	165	170
5.424%, 7/21/34	115	120
5.948%, 1/19/38	249	261
MSCI, Inc. 144A 3.625%, 9/1/30(1)	792	744
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.427%, 4/30/43(2)	319	319
NatWest Group plc 6.475%, 6/1/34	390	410
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	115	118
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	200	215
Northern Trust Corp. 3.375%, 5/8/32	345	336
Nuveen LLC 144A 5.850%, 4/15/34(1)	290	307
Prudential Financial, Inc.
5.125%, 3/1/52	179	178
6.750%, 3/1/53	285	309
	Par Value	Value

Financials—continued
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	$ 415	$ 433
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	125	126
144A 6.176%, 10/1/54(1)	95	96
State Street Corp.
4.821%, 1/26/34	73	74
6.123%, 11/21/34	110	120
Series I 6.700%(4)	240	249
Synchrony Financial
4.875%, 6/13/25	90	90
3.700%, 8/4/26	134	132
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	560	532
Toronto-Dominion Bank (The) 8.125%, 10/31/82	440	472
UBS Group AG
144A 9.250%(1)(4)	35	41
144A 4.988%, 8/5/33(1)	550	557
Wells Fargo & Co.
Series BB 3.900%(4)	795	773
Series U 5.875%(2)(4)	205	206
Willis North America, Inc. 5.900%, 3/5/54	515	540
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(1)	195	203
		31,408

Health Care—1.0%
Amgen, Inc.
5.250%, 3/2/33	264	275
5.650%, 3/2/53	187	197
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	350	344
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	700	644
CVS Health Corp. 5.875%, 6/1/53	543	553
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	975	896
HCA, Inc.
5.450%, 9/15/34	235	242
5.250%, 6/15/49	415	394
Illumina, Inc. 2.550%, 3/23/31	540	469
IQVIA, Inc. 6.250%, 2/1/29	440	468
Medline Borrower LP 144A 6.250%, 4/1/29(1)	90	93
Par Pharmaceutical, Inc. 7.500%, 4/1/27(5)	185	—
	Par Value	Value

Health Care—continued
Roche Holdings, Inc. 144A 5.218%, 3/8/54(1)	$ 390	$ 410
Royalty Pharma plc
5.400%, 9/2/34	210	215
3.350%, 9/2/51	330	228
Smith & Nephew plc 5.400%, 3/20/34	580	603
Universal Health Services, Inc. 2.650%, 1/15/32	565	486
Viatris, Inc.
2.300%, 6/22/27	131	123
144A 2.300%, 6/22/27(1)	1	—(6)
		6,640

Industrials—0.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	649	648
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	350	338
Boeing Co. (The) 5.930%, 5/1/60	370	354
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	536	476
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	405	421
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	630	568
DP World Ltd. 144A 6.850%, 7/2/37(1)	105	119
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	245	258
144A 7.000%, 6/15/32(1)	60	63
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(3)	550	433
L3Harris Technologies, Inc. 5.350%, 6/1/34	595	619
Regal Rexnord Corp. 6.400%, 4/15/33	709	758
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	729	622
TransDigm, Inc. 144A 6.625%, 3/1/32(1)	50	52
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	271	284
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	25	26
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Veralto Corp. 5.450%, 9/18/33	$ 420	$ 441
		6,480

Information Technology—0.5%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	215	209
Broadcom, Inc. 4.800%, 10/15/34	475	475
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	100	100
Gartner, Inc. 144A 3.750%, 10/1/30(1)	595	559
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	25	25
5.600%, 10/15/54	45	44
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	35	36
Leidos, Inc. 2.300%, 2/15/31	385	334
Oracle Corp.
6.900%, 11/9/52	215	259
5.550%, 2/6/53	247	253
3.850%, 4/1/60	140	105
Viasat, Inc. 144A 5.625%, 9/15/25(1)	200	197
Vontier Corp. 2.950%, 4/1/31	640	557
		3,153

Materials—0.5%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	580	562
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	655	672
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	350	368
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	505	453
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(3)	395	422
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	410	439
Sonoco Products Co. 5.000%, 9/1/34	360	355
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	190	203
		3,474

	Par Value	Value

Real Estate—0.4%
EPR Properties 3.600%, 11/15/31	$ 525	$ 468
GLP Capital LP
3.250%, 1/15/32	72	64
6.750%, 12/1/33	370	407
Sabra Health Care LP 3.200%, 12/1/31	620	546
Safehold GL Holdings LLC 6.100%, 4/1/34	515	544
VICI Properties LP
4.950%, 2/15/30	230	231
5.125%, 5/15/32	230	231
		2,491

Utilities—1.4%
AES Corp. (The) 7.600%, 1/15/55	280	295
Black Hills Corp. 6.150%, 5/15/34	570	615
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	595	581
CMS Energy Corp. 4.750%, 6/1/50	735	709
Dominion Energy, Inc. Series B 7.000%, 6/1/54	605	660
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	425	493
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	466
Entergy Corp. 7.125%, 12/1/54	590	612
Entergy Texas, Inc. 5.800%, 9/1/53	410	438
Exelon Corp. 5.600%, 3/15/53	495	515
Ferrellgas LP 144A 5.875%, 4/1/29(1)	505	473
Lightning Power LLC 144A 7.250%, 8/15/32(1)	20	21
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	320	339
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	65	67
144A 8.375%, 2/15/32(1)	110	113
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	395	412
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	433	481
PacifiCorp 5.800%, 1/15/55	335	351
Puget Energy, Inc. 4.224%, 3/15/32	640	602
Southern Co. (The) Series 21-A 3.750%, 9/15/51	719	696
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 8.000% (1)(4)	$ 255	$ 267
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	255	268
		9,474

Total Corporate Bonds and Notes (Identified Cost $78,992)		80,440

Leveraged Loans—1.6%
Aerospace—0.1%
Amentum Holdings LLC Tranche B (1 month Term SOFR + 2.250%) 7.105%, 9/29/31(2)	320	319
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.032%, 10/20/27(2)	94	95
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.695%, 2/1/28(2)	203	195
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 7.104%, 2/28/31(2)	185	185
		794

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.095%, 2/18/30(2)	258	257
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 8.710%, 2/5/27(2)	197	198
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.460%, 10/15/28(2)	79	79
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.460%, 12/31/29(2)	80	80
		614

Consumer Non-Durables—0.0%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 7/8/31(2)	240	224
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.500%) 9.044%, 12/21/28(2)	$ 243	$ 241
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.818%, 10/4/30(2)	59	59
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.225%, 10/5/28(2)	271	270
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 7.354%, 3/3/31(2)	100	100
		670

Financials—0.1%
Acrisure LLC 2024 (1 month Term SOFR + 3.250%) 8.211%, 11/6/30(2)	74	74
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 7/29/30(2)	195	194
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 7.854%, 5/6/31(2)	85	85
		353

Food / Tobacco—0.1%
Del Monte Foods Corp. II, Inc. (3 month Term SOFR + 8.150%) 13.166%, 8/2/28(2)	107	101
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 9.347% - 9.416%, 8/2/28(2)	94	50
(3 month Term SOFR + 4.900%) 9.847%, 8/2/28(2)	213	35
Froneri International Ltd. (1 month Term SOFR + 2.500%) 2.500%, 9/17/31(2)	410	408
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.115%, 3/31/28(2)	198	198
		792

	Par Value	Value

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.595%, 10/25/27(2)	$ 79	$ 80
Forest Prod / Containers—0.0%
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.210%, 3/3/28(2)	199	195
Gaming / Leisure—0.1%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.595%, 2/6/30(2)	113	113
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.604%, 11/29/30(2)	283	283
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.291%, 4/29/26(2)	232	232
		628

Health Care—0.1%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(2)	207	207
Medline Borrower LP
(1 month Term SOFR + 2.250%) 7.095%, 10/23/28(2)	40	40
Tranche B (1 month Term SOFR + 2.750%) 7.595%, 10/23/28(2)	217	217
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.195%, 4/20/29(2)	146	146
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.779%, 4/18/31(2)	55	55
		665

Information Technology—0.2%
Applied Systems, Inc. Tranche B-1 (3 month Term SOFR + 3.000%) 7.604%, 2/24/31(2)	225	225
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.854%, 7/6/29(2)	218	215
Instructure Holdings, Inc. (1 month Term SOFR + 3.500%) 3.500%, 9/11/31(2)	60	60
	Par Value	Value

Information Technology—continued
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.845%, 1/31/31(2)	$ 213	$ 211
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.445%, 10/9/29(2)	122	122
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.610%, 9/27/31(2)	125	125
UKG, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.555%, 2/10/31(2)	217	217
		1,175

Manufacturing—0.0%
Gates Corp. Tranche B-5 (1 month Term SOFR + 2.250%) 7.095%, 6/4/31(2)	195	195
Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.460%, 1/31/29(2)	299	292
Media / Telecom - Cable/Wireless Video—0.2%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.095%, 9/18/30(2)	253	247
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.597%, 1/18/28(2)	299	290
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(2)	375	368
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.865%, 11/12/27(2)	202	202
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.711%, 1/31/28(2)	285	272
		1,379

See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.255%, 10/30/30(2)	$ 139	$ 139
Formula One Management Ltd.
0.000%, 9/10/31(2)(7)	38	38
Tranche B-1 (1 month Term SOFR + 2.000%) 6.845%, 9/10/31(2)	77	77
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(2)	100	93
		347

Media / Telecom - Telecommunications—0.0%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.195%, 11/22/28(2)	263	262
Metals / Minerals—0.0%
Arsenal Aic Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 8.095%, 8/18/30(2)	54	54
Retail—0.1%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.595%, 9/19/31(2)	285	282
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 7.241% - 7.345%, 6/11/31(2)	85	84
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 3.296%, 10/28/30(2)	119	120
PetsMart LLC (1 month Term SOFR + 3.850%) 8.695%, 2/11/28(2)	199	197
		683

Service—0.2%
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.752%, 4/20/29(2)	266	266
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(2)	189	187
	Par Value	Value

Service—continued
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.354%, 11/23/28(2)	$ 243	$ 242
Prime Security Services Borrower LLC 2024, Tranche B-1 (1 month Term SOFR + 2.250%) 7.445%, 10/13/30(2)	244	244
		939

Transportation - Automotive—0.0%
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 7.345%, 5/6/30(2)	174	174
Utilities—0.0%
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 7.595%, 1/27/31(2)	245	245
Total Leveraged Loans (Identified Cost $10,926)		10,760

	Shares
Preferred Stocks—0.1%
Financials—0.1%
MetLife, Inc. Series D, 5.875%(3)	277(8)	282
Truist Financial Corp. Series Q, 5.100%	460(8)	452
		734

Total Preferred Stocks (Identified Cost $738)		734

Common Stocks—63.3%
Communication Services—10.0%
Auto Trader Group plc	316,187	3,668
Baltic Classifieds Group plc	2,907,565	11,778
CTS Eventim AG & Co. KGaA	24,540	2,550
Dayamitra Telekomunikasi PT	78,600,000	3,323
Infrastrutture Wireless Italiane SpA	143,453	1,765
Meta Platforms, Inc. Class A	30,943	17,713
Netflix, Inc.(9)	10,856	7,700
oOh!media Ltd.	3,354,892	3,050
Rightmove plc	541,295	4,468
Sarana Menara Nusantara Tbk PT	1,905,830	108
Trade Desk, Inc. (The) Class A(9)	98,385	10,788
		66,911

	Shares	Value

Consumer Discretionary—10.3%
Airbnb, Inc. Class A(9)	35,702	$ 4,527
Allegro.eu S.A.(9)	357,719	3,235
Amazon.com, Inc.(9)	94,859	17,675
Home Depot, Inc. (The)	13,600	5,511
Marriott International, Inc. Class A	33,840	8,413
MercadoLibre, Inc.(9)	3,185	6,535
Mercari, Inc.(9)	142,500	2,486
NIKE, Inc. Class B	58,776	5,196
O’Reilly Automotive, Inc.(9)	7,539	8,682
Ross Stores, Inc.	38,091	5,733
Victorian Plumbing Group plc	659,375	908
		68,901

Consumer Staples—0.8%
Anhui Gujing Distillery Co., Ltd. Class B	157,000	2,529
Heineken Malaysia Bhd	523,400	2,965
		5,494

Energy—0.2%
Pason Systems, Inc.	115,769	1,141
Financials—8.6%
AJ Bell plc	1,009,937	6,069
Block, Inc. Class A(9)	51,593	3,464
Caixa Seguridade Participacoes S.A.	1,408,788	3,770
FinecoBank Banca Fineco SpA	325,053	5,563
Moltiply Group SpA	100,251	3,705
Mortgage Advice Bureau Holdings Ltd.	241,910	2,070
Nordnet AB publ	49,348	1,184
Progressive Corp. (The)	38,653	9,809
S&P Global, Inc.	9,381	4,846
Visa, Inc. Class A	62,049	17,060
		57,540

Health Care—6.2%
Danaher Corp.	20,747	5,768
Eli Lilly & Co.	10,719	9,496
Endo, Inc.(9)	1,791	46
Haw Par Corp., Ltd.	666,800	5,614
IDEXX Laboratories, Inc.(9)	5,175	2,615
Intuitive Surgical, Inc.(9)	12,358	6,071
Mettler-Toledo International, Inc.(9)	1,734	2,600
Zoetis, Inc. Class A	46,599	9,104
		41,314

Industrials—8.2%
CAE, Inc.(9)	142,619	2,677
Equifax, Inc.	18,500	5,436
Fair Isaac Corp.(9)	7,817	15,192
Haitian International Holdings Ltd.	1,259,694	4,051
Howden Joinery Group plc	299,294	3,629
Knorr-Bremse AG	35,706	3,174
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Industrials—continued
MEITEC Group Holdings, Inc.	109,400	$ 2,414
MTU Aero Engines AG	12,293	3,832
Paycom Software, Inc.	14,905	2,483
S-1 Corp.	60,602	2,739
Uber Technologies, Inc.(9)	123,377	9,273
		54,900

Information Technology—15.8%
Accenture plc Class A	17,306	6,117
Alten S.A.	38,036	4,238
Amphenol Corp. Class A	214,246	13,960
BILL Holdings, Inc.(9)	44,258	2,335
Bouvet ASA	516,501	3,411
Cadence Design Systems, Inc.(9)	25,467	6,902
FDM Group Holdings plc	531,491	2,736
Freee KK(9)	77,000	1,309
Gartner, Inc.(9)	6,943	3,519
MongoDB, Inc. Class A(9)	16,710	4,518
NVIDIA Corp.	192,598	23,389
Roper Technologies, Inc.	11,975	6,663
ServiceNow, Inc.(9)	5,724	5,120
SHIFT, Inc.(9)	24,500	2,329
Shopify, Inc. Class A(9)	79,344	6,359
Snowflake, Inc. Class A(9)	26,070	2,994
Sopra Steria Group	8,585	1,801
Workday, Inc. Class A(9)	30,753	7,516
		105,216

Materials—1.9%
Corp. Moctezuma SAB de C.V.	878,938	3,415
Ecolab, Inc.	24,095	6,152
Forterra plc	597,420	1,390
Ibstock plc	659,325	1,639
		12,596

Real Estate—1.3%
CoStar Group, Inc.(9)	73,481	5,544
Prologis, Inc.	23,830	3,009
		8,553

Total Common Stocks (Identified Cost $234,191)		422,566

Total Long-Term Investments—98.3% (Identified Cost $475,275)		656,516

	Shares	Value

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(10)	412,864	$ 413
Total Short-Term Investment (Identified Cost $413)		413

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(10)(11)	2,028,663	2,029
Total Securities Lending Collateral (Identified Cost $2,029)		2,029

TOTAL INVESTMENTS—98.7% (Identified Cost $477,717)		$658,958
Other assets and liabilities, net—1.3%		8,633
NET ASSETS—100.0%		$667,591

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $107,281 or 16.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Amount is less than $500 (not in thousands).
(7)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	78%
United Kingdom	5
Lithuania	2
Italy	2
Brazil	2
Germany	2
Japan	1
Other	8
Total	100%
† % of total investments as of September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$39,355	$—	$39,355	$—
Foreign Government Securities	6,022	—	6,022	—
Mortgage-Backed Securities	69,430	—	69,430	—
Asset-Backed Securities	27,209	—	27,209	—
Corporate Bonds and Notes	80,440	—	80,440	—(1)
Leveraged Loans	10,760	—	10,760	—
Equity Securities:
Preferred Stocks	734	—	734	—
Common Stocks	422,566	422,566	—	—
Money Market Mutual Fund	413	413	—	—
Securities Lending Collateral	2,029	2,029	—	—
Total Investments	$658,958	$425,008	$233,950	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$639,726	$128,541	$32,281	$2,849,608
Cash	6,442	—(a)	726	55,599
Receivables
Fund shares sold	7	4	4	5,636
Dividends	166	197	80	734
Tax reclaims	—	194	93	—
Securities lending income	—	—(a)	3	—
Prepaid Trustees’ retainer	13	3	1	58
Prepaid expenses	35	33	18	68
Other assets	99	19	5	435
Total assets	646,488	128,991	33,211	2,912,138
Liabilities
Payables
Fund shares repurchased	143	9	4	2,911
Collateral on securities loaned	—	816	993	—
Investment advisory fees	369	69	19	1,476
Distribution and service fees	126	24	5	99
Administration and accounting fees	54	11	3	237
Transfer agent and sub-transfer agent fees and expenses	87	23	7	564
Professional fees	27	19	24	34
Trustee deferred compensation plan	99	19	5	435
Interest expense and/or commitment fees	2	—(a)	—(a)	7
Other accrued expenses	49	28	11	67
Total liabilities	956	1,018	1,071	5,830
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$645,532	$127,973	$32,140	$2,906,308
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$185,998	$99,210	$26,383	$2,115,646
Accumulated earnings (loss)	459,534	28,763	5,757	790,662
Net Assets	$645,532	$127,973	$32,140	$2,906,308
Net Assets:
Class A	$603,965	$109,508	$23,350	$166,293
Class C	$2,731	$2,756	$345	$82,803
Class I	$37,254	$13,432	$5,823	$2,528,865
Class R6	$1,582	$2,277	$2,622	$128,347
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	27,371,912	5,052,153	1,434,737	2,772,904
Class C	209,350	152,338	21,821	1,551,089
Class I	1,581,645	621,234	357,251	40,810,417
Class R6	65,452	106,049	160,083	2,059,499
Net Asset Value and Redemption Price Per Share:*
Class A	$22.07	$21.68	$16.28	$59.97
Class C	$13.05	$18.09	$15.80	$53.38
Class I	$23.55	$21.62	$16.30	$61.97
Class R6	$24.16	$21.47	$16.38	$62.32

See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$23.35	$22.94	$17.23	$63.46
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$255,664	$102,388	$26,412	$2,021,509
(2) Market value of securities on loan	$—	$781	$933	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$1,368,091	$2,270,721	$1,970,061	$760,297
Investment in affiliated securities at value(3)	—	—	920,881	—
Foreign currency at value(4)	—	—	1,519	—
Cash	19,082	56,044	42,124	18,539
Receivables
Fund shares sold	573	1,225	2,592	314
Dividends	224	1,521	1,396	545
Securities lending income	—	—(a)	1	—
Prepaid Trustees’ retainer	29	47	61	16
Prepaid expenses	24	43	—	34
Other assets	212	349	443	117
Total assets	1,388,235	2,329,950	2,939,078	779,862
Liabilities
Payables
Fund shares repurchased	1,706	837	3,232	400
Investment securities purchased	—	—	54	—
Collateral on securities loaned	—	1,751	8,524	—
Investment advisory fees	824	1,393	1,946	435
Distribution and service fees	102	83	165	30
Administration and accounting fees	115	191	241	64
Transfer agent and sub-transfer agent fees and expenses	323	306	686	158
Professional fees	32	34	42	28
Trustee deferred compensation plan	212	349	443	117
Interest expense and/or commitment fees	5	6	13	3
Other accrued expenses	77	65	141	35
Total liabilities	3,396	5,015	15,487	1,270
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$1,384,839	$2,324,935	$2,923,591	$778,592
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$787,815	$1,078,594	$1,534,488	$390,110
Accumulated earnings (loss)	597,024	1,246,341	1,389,103	388,482
Net Assets	$1,384,839	$2,324,935	$2,923,591	$778,592
Net Assets:
Class A	$299,317	$186,407	$402,782	$100,388
Class C	$50,587	$57,270	$103,291	$11,994
Class I	$945,836	$1,491,926	$2,189,638	$614,613
Class R6	$89,099	$589,332	$227,880	$51,597
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,003,850	3,407,629	11,674,360	3,816,419
Class C	1,126,623	1,426,015	3,785,222	476,529
Class I	15,108,823	25,007,364	60,251,154	23,264,940
Class R6	1,404,605	9,826,240	6,215,005	1,946,221
Net Asset Value and Redemption Price Per Share:*
Class A	$59.82	$54.70	$34.50	$26.30
Class C	$44.90	$40.16	$27.29	$25.17
Class I	$62.60	$59.66	$36.34	$26.42
Class R6	$63.43	$59.98	$36.67	$26.51
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$63.30	$57.88	$36.51	$27.83
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in unaffiliated securities at cost	$683,632	$1,115,415	$926,501	$401,089
(2) Market value of securities on loan	$—	$1,723	$8,316	$—
(3) Investment in affiliated securities at cost	$—	$—	$799,485	$—
(4) Foreign currency at cost	$—	$—	$1,522	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund
Assets
Investment in securities at value(1)	$2,183,954	$8,039	$6,566
Cash	41,079	—	—
Receivables
Fund shares sold	3,185	7	—
Dividends	352	4	4
Receivable from adviser	—	—	2
Prepaid Trustees’ retainer	44	—(a)	—(a)
Prepaid expenses	31	34	10
Other assets	328	1	1
Total assets	2,228,973	8,085	6,583
Liabilities
Payables
Fund shares repurchased	835	1	—
Investment advisory fees	1,265	5	—
Distribution and service fees	54	—(a)	—(a)
Administration and accounting fees	180	1	1
Transfer agent and sub-transfer agent fees and expenses	337	2	1
Professional fees	31	24	24
Trustee deferred compensation plan	328	1	1
Interest expense and/or commitment fees	4	—(a)	—(a)
Other accrued expenses	47	6	6
Total liabilities	3,081	40	33
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$2,225,892	$8,045	$6,550
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,743,163	$7,019	$5,715
Accumulated earnings (loss)	482,729	1,026	835
Net Assets	$2,225,892	$8,045	$6,550
Net Assets:
Class A	$71,957	$613	$1,615
Class C	$50,413	$126	$110
Class I	$1,875,537	$3,501	$1,142
Class R6	$227,985	$3,805	$3,683
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,469,409	55,418	153,386
Class C	2,554,207	11,746	10,535
Class I	88,984,896	313,448	107,978
Class R6	10,768,131	339,980	346,564
Net Asset Value and Redemption Price Per Share:*
Class A	$20.74	$11.06	$10.53
Class C	$19.74	$10.75	$10.42
Class I	$21.08	$11.17	$10.58
Class R6	$21.17	$11.19	$10.63
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$21.95	$11.70	$11.14
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$1,701,635	$5,895	$5,335

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)(2)	$336,023	$658,958
Foreign currency at value(3)	12	42
Cash	3,468	12,114
Receivables
Investment securities sold	—	3,150
Fund shares sold	82	16
Dividends and interest	52	2,082
Tax reclaims	369	123
Securities lending income	—(a)	1
Tax receivable	—(a)	—
Prepaid Trustees’ retainer	8	14
Prepaid expenses	38	32
Other assets	52	102
Total assets	340,104	676,634
Liabilities
Payables
Fund shares repurchased	550	217
Investment securities purchased	—	6,055
Collateral on securities loaned	—	2,029
Investment advisory fees	173	254
Distribution and service fees	31	136
Administration and accounting fees	29	56
Transfer agent and sub-transfer agent fees and expenses	100	103
Professional fees	33	27
Trustee deferred compensation plan	52	102
Interest expense and/or commitment fees	2	2
Other accrued expenses	70	62
Total liabilities	1,040	9,043
Commitments and contingencies (Note 3D)	—	—
Net Assets	$339,064	$667,591
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$187,095	$445,344
Accumulated earnings (loss)	151,969	222,247
Net Assets	$339,064	$667,591
Net Assets:
Class A	$121,754	$634,143
Class C	$7,994	$7,866
Class I	$107,559	$24,000
Class R6	$101,757	$1,582
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	4,175,505	53,092,012
Class C	301,919	643,034
Class I	3,631,836	2,015,124
Class R6	3,306,463	133,056
Net Asset Value and Redemption Price Per Share:*
Class A	$29.16	$11.94
Class C	$26.48	$12.23
Class I	$29.62	$11.91
Class R6	$30.78	$11.89
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	Tactical Allocation Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$30.86	$12.63
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$245,305	$477,717
(2) Market value of securities on loan	$—	$1,945
(3) Foreign currency at cost	$12	$48

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS YEAR ENDED
September 30, 2024
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$3,157	$4,956	$1,361	$23,812	$7,788
Securities lending, net of fees	—	60	19	—	—
Foreign taxes withheld	—	(161)	(92)	—	—
Total investment income	3,157	4,855	1,288	23,812	7,788
Expenses
Investment advisory fees	4,197	920	233	18,693	10,727
Distribution and service fees, Class A	1,407	261	55	356	761
Distribution and service fees, Class C	25	30	4	749	531
Administration and accounting fees	618	133	39	2,509	1,495
Transfer agent fees and expenses	388	78	24	1,051	656
Sub-transfer agent fees and expenses, Class A	195	61	14	144	267
Sub-transfer agent fees and expenses, Class C	2	2	—(a)	74	63
Sub-transfer agent fees and expenses, Class I	28	10	8	2,092	1,167
Custodian fees	1	1	1	3	2
Printing fees and expenses	45	17	11	162	136
Professional fees	36	23	23	73	62
Interest expense and/or commitment fees	4	1	1	15	11
Registration fees	36	44	42	184	92
Trustees’ fees and expenses	51	11	3	194	132
Miscellaneous expenses	153	50	19	110	136
Total expenses	7,186	1,642	477	26,409	16,238
Less net expenses reimbursed and/or waived by investment adviser(1)	(3)	(185)	(83)	(2,009)	(81)
Net expenses	7,183	1,457	394	24,400	16,157
Net investment income (loss)	(4,026)	3,398	894	(588)	(8,369)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	85,044	61	321	(21,494)	72,213
Foreign currency transactions	—	1	—(a)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	110,866	21,844	5,216	501,392	192,812
Foreign currency transactions	—	—	6	—	—
Net realized and unrealized gain (loss) on investments	195,910	21,906	5,543	479,898	265,025
Net increase (decrease) in net assets resulting from operations	$191,884	$25,304	$6,437	$479,310	$256,656

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2024
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund
Investment Income
Dividends	$25,828	$15,540	$12,930	$18,135	$55
Dividends from affiliated	—	7,504	—	—	—
Securities lending, net of fees	—(a)	3	—	—	—(a)
Total investment income	25,828	23,047	12,930	18,135	55
Expenses
Investment advisory fees	15,151	25,389	5,303	13,076	62
Distribution and service fees, Class A	416	986	237	153	4
Distribution and service fees, Class C	599	1,184	122	425	1
Administration and accounting fees	2,066	3,150	780	1,837	16
Transfer agent fees and expenses	857	1,347	333	762	4
Sub-transfer agent fees and expenses, Class A	168	476	66	59	2
Sub-transfer agent fees and expenses, Class C	42	116	12	45	—
Sub-transfer agent fees and expenses, Class I	1,092	2,572	456	1,298	4
Custodian fees	3	5	1	2	—(a)
Printing fees and expenses	119	254	66	113	9
Professional fees	64	90	38	58	22
Interest expense and/or commitment fees	14	24	5	11	1
Registration fees	114	135	70	135	22
Trustees’ fees and expenses	169	281	68	140	1
Miscellaneous expenses	102	199	60	76	6
Total expenses	20,976	36,208	7,617	18,190	154
Less net expenses reimbursed and/or waived by investment adviser(1)	—	—	—	—	(63)
Net expenses	20,976	36,208	7,617	18,190	91
Net investment income (loss)	4,852	(13,161)	5,313	(55)	(36)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	89,099	280,773	30,538	9,496	(418)
Affiliated Investments	—	(35,041)	—	—	—
Foreign currency transactions	15	(2)	—	—	—(a)
Net change in unrealized appreciation (depreciation) on:
Investments	449,918	359,932	130,873	406,686	2,091
Affiliated investments	—	(168,421)	—	—	—
Foreign currency transactions	(2)	(9)	—	—	—
Net realized and unrealized gain (loss) on investments	539,030	437,232	161,411	416,182	1,673
Net increase (decrease) in net assets resulting from operations	$543,882	$424,071	$166,724	$416,127	$1,637

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2024
($ reported in thousands)
	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Investment Income
Dividends	$95	$2,521	$4,901
Interest	—	—	10,699
European Union tax reclaims(1)	—	12	—
Securities lending, net of fees	—	3	11
Foreign taxes withheld	—	(152)	(210)
Total investment income	95	2,384	15,401
Expenses
Investment advisory fees	40	2,061	3,507
Distribution and service fees, Class A	4	196	1,508
Distribution and service fees, Class C	1	66	89
Administration and accounting fees	14	269	657
Transfer agent fees and expenses	3	132	380
Sub-transfer agent fees and expenses, Class A	—(a)	100	275
Sub-transfer agent fees and expenses, Class C	—	8	9
Sub-transfer agent fees and expenses, Class I	2	106	27
European Union tax reclaim fees	—	3	—
Custodian fees	—	2	14
Printing fees and expenses	8	41	49
Professional fees	23	80	47
Interest expense and/or commitment fees	—(a)	8	5
Registration fees	30	41	48
Trustees’ fees and expenses	1	22	55
Miscellaneous expenses	4	51	164
Total expenses	130	3,186	6,834
Less net expenses reimbursed and/or waived by investment adviser(2)	(73)	(416)	(510)
Net expenses	57	2,770	6,324
Net investment income (loss)	38	(386)	9,077
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(324)	79,070	65,739
Foreign currency transactions	—	(5)	(13)
Foreign capital gains tax	—	—(a)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,675	(40,183)	81,847
Foreign currency transactions	—	22	2
Net realized and unrealized gain (loss) on investments	1,351	38,904	147,575
Net increase (decrease) in net assets resulting from operations	$1,389	$38,518	$156,652

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(4,026)	$(2,260)	$3,398	$3,975
Net realized gain (loss)	85,044	31,754	62	(273)
Net change in unrealized appreciation (depreciation)	110,866	75,440	21,844	4,906
Increase (decrease) in net assets resulting from operations	191,884	104,934	25,304	8,608
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(30,989)	(83,782)	(2,813)	(6,421)
Class C	(216)	(677)	(73)	(295)
Class I	(1,702)	(5,506)	(348)	(2,170)
Class R6	(93)	(235)	(66)	(124)
Total dividends and distributions to shareholders	(33,000)	(90,200)	(3,300)	(9,010)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(28,936)	34,112	(10,430)	(2,168)
Class C	37	(581)	(1,099)	100
Class I	(1,641)	(1,683)	(3,995)	(11,420)
Class R6	(460)	245	(31)	302
Increase (decrease) in net assets from capital transactions	(31,000)	32,093	(15,555)	(13,186)
Net increase (decrease) in net assets	127,884	46,827	6,449	(13,588)
Net Assets
Beginning of period	517,648	470,821	121,524	135,112
End of Period	$645,532	$517,648	$127,973	$121,524
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$894	$1,162	$(588)	$1,329
Net realized gain (loss)	321	(79)	(21,494)	54,396
Net change in unrealized appreciation (depreciation)	5,222	2,337	501,392	205,023
Increase (decrease) in net assets resulting from operations	6,437	3,420	479,310	260,748
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(753)	(659)	(3,110)	(203)
Class C	(13)	(16)	(1,931)	(152)
Class I	(237)	(349)	(46,634)	(2,750)
Class R6	(87)	(80)	(1,485)	(65)
Total dividends and distributions to shareholders	(1,090)	(1,104)	(53,160)	(3,170)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,780)	(1,375)	30,526	23,417
Class C	(215)	(389)	6,751	853
Class I	(2,387)	(4,479)	514,122	348,618
Class R6	38	(112)	67,286	11,985
Increase (decrease) in net assets from capital transactions	(4,344)	(6,355)	618,685	384,873
Net increase (decrease) in net assets	1,003	(4,039)	1,044,835	642,451
Net Assets
Beginning of period	31,137	35,176	1,861,473	1,219,022
End of Period	$32,140	$31,137	$2,906,308	$1,861,473
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(8,369)	$(7,242)	$4,852	$7,351
Net realized gain (loss)	72,213	(116,546)	89,114	69,641
Net change in unrealized appreciation (depreciation)	192,812	354,423	449,916	291,521
Increase (decrease) in net assets resulting from operations	256,656	230,635	543,882	368,513
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(6,955)	(8,378)
Class C	—	—	(3,314)	(5,066)
Class I	—	—	(51,419)	(66,439)
Class R6	—	—	(17,940)	(21,597)
Total dividends and distributions to shareholders	—	—	(79,628)	(101,480)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(57,446)	(43,202)	1,801	8,804
Class C	(12,621)	(13,055)	(14,225)	(7,998)
Class I	(272,513)	(257,025)	42,006	(39,730)
Class R6	(18,290)	(12,494)	89,611	8,776
Increase (decrease) in net assets from capital transactions	(360,870)	(325,776)	119,193	(30,148)
Net increase (decrease) in net assets	(104,214)	(95,141)	583,447	236,885
Net Assets
Beginning of period	1,489,053	1,584,194	1,741,488	1,504,603
End of Period	$1,384,839	$1,489,053	$2,324,935	$1,741,488
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(13,161)	$(14,776)	$5,313	$6,290
Net realized gain (loss)	245,730	215,517	30,538	22,396
Net change in unrealized appreciation (depreciation)	191,502	295,252	130,873	65,085
Increase (decrease) in net assets resulting from operations	424,071	495,993	166,724	93,771
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(22,312)	(64,943)	(2,756)	(2,821)
Class C	(8,920)	(27,720)	(316)	(379)
Class I	(129,035)	(375,773)	(18,627)	(24,275)
Class R6	(11,533)	(29,364)	(1,611)	(1,025)
Total dividends and distributions to shareholders	(171,800)	(497,800)	(23,310)	(28,500)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(47,438)	(11,751)	(5,979)	(8,026)
Class C	(39,398)	(19,703)	(2,541)	(2,087)
Class I	(536,070)	(253,220)	(72,469)	(238,487)
Class R6	(19,117)	84,995	(4,918)	10,280
Increase (decrease) in net assets from capital transactions	(642,023)	(199,679)	(85,907)	(238,320)
Net increase (decrease) in net assets	(389,752)	(201,486)	57,507	(173,049)
Net Assets
Beginning of period	3,313,343	3,514,829	721,085	894,134
End of Period	$2,923,591	$3,313,343	$778,592	$721,085
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		KAR Small-Mid Cap Growth Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(55)	$(913)	$(36)	$(36)
Net realized gain (loss)	9,496	2,344	(418)	(186)
Net change in unrealized appreciation (depreciation)	406,686	205,404	2,091	1,096
Increase (decrease) in net assets resulting from operations	416,127	206,835	1,637	874
Change in Net Assets from Capital Transactions (See Note 5):
Class A	5,030	11,541	(3,021)	2,772
Class C	5,184	4,168	4	(13)
Class I	342,025	109,220	170	515
Class R6	123,762	49,954	(9)	(21)
Increase (decrease) in net assets from capital transactions	476,001	174,883	(2,856)	3,253
Net increase (decrease) in net assets	892,128	381,718	(1,219)	4,127
Net Assets
Beginning of period	1,333,764	952,046	9,264	5,137
End of Period	$2,225,892	$1,333,764	$8,045	$9,264
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Value Fund		SGA Global Growth Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$38	$42	$(386)	$(245)
Net realized gain (loss)	(324)	(71)	79,065	(2,570)
Net change in unrealized appreciation (depreciation)	1,675	433	(40,161)	26,503
Increase (decrease) in net assets resulting from operations	1,389	404	38,518	23,688
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(6)	(7)	—	(503)
Class C	—	—	—	(104)
Class I	(9)	(2)	—	(643)
Class R6	(29)	(9)	—	(1,405)
Total dividends and distributions to shareholders	(44)	(18)	—	(2,655)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	107	437	89,250	134
Class C	1	—(a)	3,235	(727)
Class I	(249)	710	72,993	(13,899)
Class R6	(411)	314	24,193	(5,388)
Increase (decrease) in net assets from capital transactions	(552)	1,461	189,671	(19,880)
Net increase (decrease) in net assets	793	1,847	228,189	1,153
Net Assets
Beginning of period	5,757	3,910	110,875	109,722
End of Period	$6,550	$5,757	$339,064	$110,875

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Tactical Allocation Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$9,077	$7,652
Net realized gain (loss)	65,726	6,254
Net change in unrealized appreciation (depreciation)	81,849	74,501
Increase (decrease) in net assets resulting from operations	156,652	88,407
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(13,092)	(41,415)
Class C	(119)	(712)
Class I	(577)	(1,853)
Class R6	(42)	(20)
Total dividends and distributions to shareholders	(13,830)	(44,000)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(58,035)	(26,993)
Class C	(3,358)	(4,018)
Class I	(3,905)	(4,841)
Class R6	(296)	1,516
Increase (decrease) in net assets from capital transactions	(65,594)	(34,336)
Net increase (decrease) in net assets	77,228	10,071
Net Assets
Beginning of period	590,363	580,292
End of Period	$667,591	$590,363
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
KAR Capital Growth Fund
Class A
10/1/23 to 9/30/24	$16.91	(0.13)	6.39	6.26	—	(1.10)	(1.10)	—	5.16	$22.07	38.53%	$603,965	1.21% (7)	1.21%	(0.68) %	14%
10/1/22 to 9/30/23	16.87	(0.08)	3.43	3.35	—	(3.31)	(3.31)	—	0.04	16.91	23.25	483,990	1.22 (7)	1.22	(0.45)	12
10/1/21 to 9/30/22	28.64	(0.14)	(9.51)	(9.65)	—	(2.12)	(2.12)	—	(11.77)	16.87	(36.54)	435,925	1.20 (7)(8)	1.20	(0.63)	13
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	(0.83)	(0.83)	—	4.44	28.64	21.98	736,713	1.20 (7)	1.20	(0.83)	8
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	(0.51)	(0.51)	—	7.53	24.20	49.20	640,963	1.22 (7)	1.23	(0.63)	4
Class C
10/1/23 to 9/30/24	$10.48	(0.18)	3.85	3.67	—	(1.10)	(1.10)	—	2.57	$13.05	37.37%	$2,731	2.02% (7)	2.02%	(1.50) %	14%
10/1/22 to 9/30/23	11.73	(0.14)	2.20	2.06	—	(3.31)	(3.31)	—	(1.25)	10.48	22.24	2,136	2.06 (7)	2.06	(1.29)	12
10/1/21 to 9/30/22	20.70	(0.25)	(6.60)	(6.85)	—	(2.12)	(2.12)	—	(8.97)	11.73	(37.07)	2,914	2.01 (7)(8)	2.01	(1.48)	13
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	(0.83)	(0.83)	—	2.87	20.70	21.00	9,252	2.01 (7)	2.01	(1.63)	8
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	(0.51)	(0.51)	—	5.34	17.83	48.09	13,183	2.00 (7)	2.00	(1.41)	4
Class I
10/1/23 to 9/30/24	$17.95	(0.10)	6.80	6.70	—	(1.10)	(1.10)	—	5.60	$23.55	38.76%	$37,254	0.99% (7)	0.99%	(0.46) %	14%
10/1/22 to 9/30/23	17.67	(0.04)	3.63	3.59	—	(3.31)	(3.31)	—	0.28	17.95	23.60	29,960	1.00 (7)	1.00	(0.23)	12
10/1/21 to 9/30/22	29.86	(0.11)	(9.96)	(10.07)	—	(2.12)	(2.12)	—	(12.19)	17.67	(36.45)	30,739	1.01 (7)(8)	1.01	(0.44)	13
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	(0.83)	(0.83)	—	4.71	29.86	22.23	59,565	1.00 (7)	1.00	(0.63)	8
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	(0.51)	(0.51)	—	7.79	25.15	48.72	46,600	1.01 (7)	1.02	(0.44)	4
Class R6
10/1/23 to 9/30/24	$18.34	(0.04)	6.96	6.92	—	(1.10)	(1.10)	—	5.82	$24.16	39.15%	$1,582	0.73%	0.90%	(0.20) %	14%
10/1/22 to 9/30/23	17.95	— (9)	3.70	3.70	—	(3.31)	(3.31)	—	0.39	18.34	23.88	1,562	0.73	0.91	0.03	12
10/1/21 to 9/30/22	30.22	(0.04)	(10.11)	(10.15)	—	(2.12)	(2.12)	—	(12.27)	17.95	(36.27)	1,243	0.74 (8)	0.92	(0.15)	13
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	(0.83)	(0.83)	—	4.84	30.22	22.55	810	0.73	0.91	(0.38)	8
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	(0.51)	(0.51)	—	8.01	25.38	49.99	279	0.72	0.94	(0.06)	4

KAR Equity Income Fund
Class A
10/1/23 to 9/30/24	$18.14	0.54	3.52	4.06	(0.52)	—	(0.52)	—	3.54	$21.68	22.81%	$109,508	1.20%	1.35%	2.75%	17%
10/1/22 to 9/30/23	18.25	0.52	0.50	1.02	(0.47)	(0.66)	(1.13)	—	(0.11)	18.14	5.19	101,277	1.19	1.33	2.71	27
10/1/21 to 9/30/22	20.46	0.47	(1.80)	(1.33)	(0.44)	(0.44)	(0.88)	—	(2.21)	18.25	(7.01)	104,120	1.22 (8)	1.34	2.26	22
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23 (8)	1.36	2.21	25
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	(0.21)	—	2.41	23.03	12.75	113,585	1.23 (8)	1.38	0.72	118
Class C
10/1/23 to 9/30/24	$15.20	0.33	2.93	3.26	(0.37)	—	(0.37)	—	2.89	$18.09	21.82%	$2,756	1.95%	2.16%	2.03%	17%
10/1/22 to 9/30/23	15.55	0.32	0.44	0.76	(0.45)	(0.66)	(1.11)	—	(0.35)	15.20	4.40	3,350	1.94	2.12	1.97	27
10/1/21 to 9/30/22	17.47	0.26	(1.52)	(1.26)	(0.22)	(0.44)	(0.66)	—	(1.92)	15.55	(7.67)	3,395	1.97 (8)	2.12	1.50	22
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97 (8)	2.13	1.52	25
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	(0.03)	—	2.15	20.51	11.91	6,394	1.97 (8)	2.13	(0.03)	118
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class I
10/1/23 to 9/30/24	$18.02	0.58	3.50	4.08	(0.48)	—	(0.48)	—	3.60	$21.62	23.06%	$13,432	0.95%	1.10%	3.02%	17%
10/1/22 to 9/30/23	18.21	0.57	0.50	1.07	(0.60)	(0.66)	(1.26)	—	(0.19)	18.02	5.47	14,965	0.94	1.09	2.99	27
10/1/21 to 9/30/22	20.41	0.51	(1.78)	(1.27)	(0.49)	(0.44)	(0.93)	—	(2.20)	18.21	(6.74)	25,923	0.99 (8)	1.10	2.48	22
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98 (8)	1.11	2.43	25
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	(0.26)	—	2.40	23.00	12.98	10,319	0.98 (8)	1.13	0.97	118
Class R6
10/1/23 to 9/30/24	$17.98	0.59	3.49	4.08	(0.59)	—	(0.59)	—	3.49	$21.47	23.17%	$2,277	0.91%	1.02%	3.03%	17%
10/1/22 to 9/30/23	18.13	0.58	0.49	1.07	(0.56)	(0.66)	(1.22)	—	(0.15)	17.98	5.49	1,932	0.90	1.00	3.03	27
10/1/21 to 9/30/22	20.35	0.52	(1.78)	(1.26)	(0.52)	(0.44)	(0.96)	—	(2.22)	18.13	(6.74)	1,674	0.94 (8)	1.03	2.54	22
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94 (8)	1.03	2.44	25
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	(0.28)	—	2.40	22.96	13.08	793	0.93 (8)	1.05	1.01	118

KAR Global Quality Dividend Fund
Class A
10/1/23 to 9/30/24	$13.71	0.41	2.66	3.07	(0.50)	—	(0.50)	—	2.57	$16.28	22.88%	$23,350	1.35%	1.60%	2.80%	16%
10/1/22 to 9/30/23	12.96	0.44	0.72	1.16	(0.41)	—	(0.41)	—	0.75	13.71	8.79	21,314	1.35	1.56	3.10	21
10/1/21 to 9/30/22	14.74	0.38	(1.84)	(1.46)	(0.32)	—	(0.32)	—	(1.78)	12.96	(10.21)	21,388	1.36 (8)	1.50	2.54	37
10/1/20 to 9/30/21	12.76	0.37	1.95	2.32	(0.34)	—	(0.34)	—	1.98	14.74	18.42	23,807	1.35	1.51	2.55	37
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	(0.34)	—	(2.02)	12.76	(11.69)	22,089	1.35	1.61	2.32	53
Class C
10/1/23 to 9/30/24	$13.28	0.29	2.58	2.87	(0.35)	—	(0.35)	—	2.52	$15.80	21.93%	$345	2.10%	2.41%	2.05%	16%
10/1/22 to 9/30/23	12.54	0.32	0.71	1.03	(0.29)	—	(0.29)	—	0.74	13.28	8.06	490	2.10	2.38	2.29	21
10/1/21 to 9/30/22	14.21	0.26	(1.79)	(1.53)	(0.14)	—	(0.14)	—	(1.67)	12.54	(10.93)	814	2.11 (8)	2.31	1.78	37
10/1/20 to 9/30/21	12.29	0.24	1.90	2.14	(0.22)	—	(0.22)	—	1.92	14.21	17.52	931	2.10	2.29	1.74	37
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	(0.22)	—	(1.94)	12.29	(12.34)	1,467	2.10	2.35	1.53	53
Class I
10/1/23 to 9/30/24	$13.69	0.44	2.66	3.10	(0.49)	—	(0.49)	—	2.61	$16.30	23.20%	$5,823	1.10%	1.36%	3.04%	16%
10/1/22 to 9/30/23	12.94	0.48	0.71	1.19	(0.44)	—	(0.44)	—	0.75	13.69	9.02	7,143	1.10	1.32	3.34	21
10/1/21 to 9/30/22	14.76	0.42	(1.85)	(1.43)	(0.39)	—	(0.39)	—	(1.82)	12.94	(10.00)	10,797	1.12 (8)	1.27	2.79	37
10/1/20 to 9/30/21	12.77	0.40	1.97	2.37	(0.38)	—	(0.38)	—	1.99	14.76	18.78	11,659	1.10	1.27	2.79	37
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	(0.38)	—	(2.02)	12.77	(11.47)	10,259	1.10	1.40	2.66	53
Class R6
10/1/23 to 9/30/24	$13.79	0.50	2.67	3.17	(0.58)	—	(0.58)	—	2.59	$16.38	23.59%	$2,622	0.78%	1.24%	3.41%	16%
10/1/22 to 9/30/23	13.04	0.53	0.72	1.25	(0.50)	—	(0.50)	—	0.75	13.79	9.41	2,190	0.79	1.20	3.67	21
10/1/21 to 9/30/22	14.84	0.47	(1.86)	(1.39)	(0.41)	—	(0.41)	—	(1.80)	13.04	(9.73)	2,177	0.80 (8)	1.18	3.14	37
10/1/20 to 9/30/21	12.81	0.45	1.97	2.42	(0.39)	—	(0.39)	—	2.03	14.84	19.15	1,969	0.78	1.15	3.04	37
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	(0.39)	—	(1.99)	12.81	(11.18)	90	0.78	1.27	2.92	53
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)

KAR Mid-Cap Core Fund
Class A
10/1/23 to 9/30/24	$50.46	(0.13)	10.97	10.84	—	(1.33)	(1.33)	—	9.51	$59.97	21.82%	$166,293	1.20%	1.29%	(0.23) %	17%
10/1/22 to 9/30/23	41.93	(0.05)	8.69	8.64	—	(0.11)	(0.11)	—	8.53	50.46	20.63	111,714	1.21 (8)	1.32	(0.11)	21
10/1/21 to 9/30/22	54.03	(0.22)	(10.95)	(11.17)	—	(0.93)	(0.93)	—	(12.10)	41.93	(21.10)	72,404	1.21 (8)	1.31	(0.44)	20
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	(0.32)	(0.32)	—	14.10	54.03	36.25	86,713	1.20	1.31	(0.58)	15
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	(0.15)	(0.15)	—	4.88	39.93	14.39	56,677	1.20	1.34	(0.44)	19
Class C
10/1/23 to 9/30/24	$45.38	(0.48)	9.81	9.33	—	(1.33)	(1.33)	—	8.00	$53.38	20.91%	$82,803	1.95%	2.04%	(0.98) %	17%
10/1/22 to 9/30/23	38.00	(0.38)	7.87	7.49	—	(0.11)	(0.11)	—	7.38	45.38	19.73	64,053	1.96 (8)	2.07	(0.87)	21
10/1/21 to 9/30/22	49.42	(0.54)	(9.95)	(10.49)	—	(0.93)	(0.93)	—	(11.42)	38.00	(21.70)	53,041	1.96 (8)	2.07	(1.19)	20
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	(0.32)	(0.32)	—	12.60	49.42	35.23	67,627	1.95	2.06	(1.33)	15
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	(0.15)	(0.15)	—	4.24	36.82	13.51	49,164	1.95	2.10	(1.19)	19
Class I
10/1/23 to 9/30/24	$51.97	0.01	11.32	11.33	—	(1.33)	(1.33)	—	10.00	$61.97	22.13%	$2,528,865	0.95%	1.03%	0.02%	17%
10/1/22 to 9/30/23	43.07	0.07	8.94	9.01	—	(0.11)	(0.11)	—	8.90	51.97	20.94	1,639,765	0.96 (8)	1.07	0.14	21
10/1/21 to 9/30/22	55.34	(0.09)	(11.25)	(11.34)	—	(0.93)	(0.93)	—	(12.27)	43.07	(20.91)	1,065,078	0.96 (8)	1.06	(0.18)	20
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	(0.32)	(0.32)	—	14.55	55.34	36.59	1,188,000	0.95	1.05	(0.33)	15
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	(0.15)	(0.15)	—	5.07	40.79	14.65	658,291	0.95	1.09	(0.18)	19
Class R6
10/1/23 to 9/30/24	$52.21	0.06	11.38	11.44	—	(1.33)	(1.33)	—	10.11	$62.32	22.24%	$128,347	0.87%	0.94%	0.11%	17%
10/1/22 to 9/30/23	43.24	0.11	8.97	9.08	—	(0.11)	(0.11)	—	8.97	52.21	21.02	45,941	0.88 (8)	0.97	0.21	21
10/1/21 to 9/30/22	55.51	(0.06)	(11.28)	(11.34)	—	(0.93)	(0.93)	—	(12.27)	43.24	(20.84)	28,499	0.88 (8)	0.97	(0.12)	20
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	(0.32)	(0.32)	—	14.62	55.51	36.67	55,370	0.87	0.97	(0.24)	15
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	(0.15)	(0.15)	—	5.12	40.89	14.77	19,666	0.87	1.00	(0.10)	19

KAR Mid-Cap Growth Fund
Class A
10/1/23 to 9/30/24	$50.22	(0.40)	10.00	9.60	—	—	—	—	9.60	$59.82	19.12%	$299,317	1.27% (7)	1.27%	(0.73) %	13%
10/1/22 to 9/30/23	43.47	(0.30)	7.05	6.75	—	—	—	—	6.75	50.22	15.53	302,747	1.25 (7)	1.25	(0.61)	13
10/1/21 to 9/30/22	71.37	(0.42)	(26.44)	(26.86)	—	(1.04)	(1.04)	— (9)	(27.90)	43.47	(38.15) (10)	301,043	1.25 (7)(8)	1.25	(0.73)	12
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	(0.07)	(0.07)	—	13.32	71.37	23.07	579,817	1.24 (7)	1.24	(0.91)	17
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	(0.26)	(0.26)	—	20.66	58.05	56.23	482,266	1.28 (7)(11)	1.26	(0.90)	14
Class C
10/1/23 to 9/30/24	$37.99	(0.63)	7.54	6.91	—	—	—	—	6.91	$44.90	18.19%	$50,587	2.04% (7)	2.04%	(1.50) %	13%
10/1/22 to 9/30/23	33.14	(0.51)	5.36	4.85	—	—	—	—	4.85	37.99	14.63	54,318	2.03 (7)	2.03	(1.39)	13
10/1/21 to 9/30/22	55.11	(0.68)	(20.25)	(20.93)	—	(1.04)	(1.04)	— (9)	(21.97)	33.14	(38.65) (10)	59,318	2.05 (7)(8)	2.05	(1.53)	12
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	(0.07)	(0.07)	—	9.93	55.11	22.13	141,256	1.99 (7)	1.99	(1.66)	17
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	(0.26)	(0.26)	—	15.80	45.18	55.01	112,165	2.03 (7)(11)	2.02	(1.65)	14
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
KAR Mid-Cap Growth Fund (Continued)
Class I
10/1/23 to 9/30/24	$52.43	(0.29)	10.46	10.17	—	—	—	—	10.17	$62.60	19.40%	$945,836	1.03% (7)	1.03%	(0.50) %	13%
10/1/22 to 9/30/23	45.29	(0.20)	7.34	7.14	—	—	—	—	7.14	52.43	15.77	1,041,379	1.02 (7)	1.02	(0.39)	13
10/1/21 to 9/30/22	74.14	(0.30)	(27.51)	(27.81)	—	(1.04)	(1.04)	— (9)	(28.85)	45.29	(38.00) (10)	1,134,777	1.01 (7)(8)	1.01	(0.50)	12
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	(0.07)	(0.07)	—	13.98	74.14	23.35	2,499,830	1.00 (7)	1.00	(0.66)	17
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	(0.26)	(0.26)	—	21.46	60.16	56.39	1,837,262	1.03 (7)	1.03	(0.66)	14
Class R6
10/1/23 to 9/30/24	$53.02	(0.17)	10.58	10.41	—	—	—	—	10.41	$63.43	19.63%	$89,099	0.83%	0.92%	(0.30) %	13%
10/1/22 to 9/30/23	45.71	(0.10)	7.41	7.31	—	—	—	—	7.31	53.02	15.99	90,609	0.82	0.91	(0.19)	13
10/1/21 to 9/30/22	74.68	(0.20)	(27.73)	(27.93)	—	(1.04)	(1.04)	— (9)	(28.97)	45.71	(37.89) (10)	89,056	0.84 (8)	0.90	(0.34)	12
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	(0.07)	(0.07)	—	14.19	74.68	23.57	208,915	0.83	0.89	(0.50)	17
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	(0.26)	(0.26)	—	21.64	60.49	56.64	100,461	0.83	0.93	(0.51)	14

KAR Small-Cap Core Fund
Class A
10/1/23 to 9/30/24	$43.66	— (9)	13.12	13.12	(0.21)	(1.87)	(2.08)	—	11.04	$54.70	30.83%	$186,407	1.27%	1.27%	— % (12)	5%
10/1/22 to 9/30/23	37.42	0.08	8.84	8.92	(0.07)	(2.61)	(2.68)	—	6.24	43.66	24.88	146,983	1.27	1.27	0.20	10
10/1/21 to 9/30/22	47.98	— (9)	(4.72)	(4.72)	—	(5.84)	(5.84)	—	(10.56)	37.42	(11.73)	117,382	1.27 (8)	1.27	— (12)	9
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	(3.37)	(3.37)	—	7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	(1.66)	(1.66)	—	2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
Class C
10/1/23 to 9/30/24	$32.61	(0.26)	9.71	9.45	(0.03)	(1.87)	(1.90)	—	7.55	$40.16	29.88%	$57,270	1.99%	1.99%	(0.72) %	5%
10/1/22 to 9/30/23	28.70	(0.16)	6.68	6.52	—	(2.61)	(2.61)	—	3.91	32.61	23.98	59,235	1.99	1.99	(0.52)	10
10/1/21 to 9/30/22	38.35	(0.24)	(3.57)	(3.81)	—	(5.84)	(5.84)	—	(9.65)	28.70	(12.37)	58,911	2.00 (8)	2.00	(0.73)	9
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	(3.37)	(3.37)	—	5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	(1.66)	(1.66)	—	1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
Class I
10/1/23 to 9/30/24	$47.37	0.14	14.29	14.43	(0.27)	(1.87)	(2.14)	—	12.29	$59.66	31.21%	$1,491,926	1.01%	1.01%	0.27%	5%
10/1/22 to 9/30/23	40.33	0.21	9.55	9.76	(0.11)	(2.61)	(2.72)	—	7.04	47.37	25.20	1,146,747	1.00	1.00	0.47	10
10/1/21 to 9/30/22	51.22	0.12	(5.11)	(4.99)	(0.06)	(5.84)	(5.90)	—	(10.89)	40.33	(11.51)	1,008,114	1.01 (8)	1.01	0.26	9
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	(3.37)	(3.43)	—	8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	(1.66)	(1.67)	—	2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
Class R6
10/1/23 to 9/30/24	$47.62	0.19	14.36	14.55	(0.32)	(1.87)	(2.19)	—	12.36	$59.98	31.31%	$589,332	0.92%	0.92%	0.36%	5%
10/1/22 to 9/30/23	40.53	0.25	9.60	9.85	(0.15)	(2.61)	(2.76)	—	7.09	47.62	25.30	388,523	0.92	0.92	0.55	10
10/1/21 to 9/30/22	51.45	0.16	(5.12)	(4.96)	(0.12)	(5.84)	(5.96)	—	(10.92)	40.53	(11.42)	320,196	0.93 (8)	0.93	0.35	9
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	(3.37)	(3.47)	—	8.61	51.45	29.14	421,653	0.92	0.92	0.12	16
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	(1.66)	(1.70)	—	2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)

KAR Small-Cap Growth Fund
Class A
10/1/23 to 9/30/24	$31.53	(0.20)	4.93	4.73	—	(1.76)	(1.76)	—	2.97	$34.50	15.66%	$402,782	1.38% (7)	1.38%	(0.63) %	21%
10/1/22 to 9/30/23	32.27	(0.20)	4.50	4.30	—	(5.04)	(5.04)	—	(0.74)	31.53	15.15	416,428	1.36 (7)	1.36	(0.62)	7
10/1/21 to 9/30/22	53.81	(0.37)	(14.19)	(14.56)	—	(6.98)	(6.98)	—	(21.54)	32.27	(31.04)	432,185	1.34 (7)(8)	1.34	(0.87)	12
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	(5.16)	(5.16)	—	4.81	53.81	20.46	793,106	1.34 (7)	1.34	(0.97)	11
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	(0.62)	(0.62)	—	11.56	49.00	32.91	772,158	1.35 (7)	1.35	(0.99)	17
Class C
10/1/23 to 9/30/24	$25.47	(0.34)	3.92	3.58	—	(1.76)	(1.76)	—	1.82	$27.29	14.83%	$103,291	2.10% (7)	2.10%	(1.36) %	21%
10/1/22 to 9/30/23	27.18	(0.35)	3.68	3.33	—	(5.04)	(5.04)	—	(1.71)	25.47	14.31	136,793	2.08 (7)	2.08	(1.36)	7
10/1/21 to 9/30/22	46.72	(0.58)	(11.98)	(12.56)	—	(6.98)	(6.98)	—	(19.54)	27.18	(31.52)	163,204	2.07 (7)(8)	2.07	(1.61)	12
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	(5.16)	(5.16)	—	3.32	46.72	19.60	319,371	2.05 (7)	2.05	(1.68)	11
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	(0.62)	(0.62)	—	9.94	43.40	31.97	322,672	2.07 (7)	2.07	(1.72)	17
Class I
10/1/23 to 9/30/24	$33.04	(0.12)	5.18	5.06	—	(1.76)	(1.76)	—	3.30	$36.34	15.96%	$2,189,638	1.11% (7)	1.11%	(0.36) %	21%
10/1/22 to 9/30/23	33.50	(0.12)	4.70	4.58	—	(5.04)	(5.04)	—	(0.46)	33.04	15.47	2,534,160	1.09 (7)	1.09	(0.36)	7
10/1/21 to 9/30/22	55.46	(0.27)	(14.71)	(14.98)	—	(6.98)	(6.98)	—	(21.96)	33.50	(30.85)	2,778,744	1.08 (7)(8)	1.08	(0.62)	12
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	(5.16)	(5.16)	—	5.21	55.46	20.77	5,346,986	1.07 (7)	1.07	(0.70)	11
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	(0.62)	(0.62)	—	11.97	50.25	33.27	5,251,980	1.09 (7)	1.09	(0.74)	17
Class R6
10/1/23 to 9/30/24	$33.29	(0.08)	5.22	5.14	—	(1.76)	(1.76)	—	3.38	$36.67	16.08%	$227,880	1.00% (7)	1.00%	(0.25) %	21%
10/1/22 to 9/30/23	33.68	(0.08)	4.73	4.65	—	(5.04)	(5.04)	—	(0.39)	33.29	15.61	225,962	0.99 (7)	0.99	(0.23)	7
10/1/21 to 9/30/22	55.68	(0.22)	(14.80)	(15.02)	—	(6.98)	(6.98)	—	(22.00)	33.68	(30.80)	140,696	0.99 (7)(8)	0.99	(0.51)	12
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	(5.16)	(5.16)	—	5.29	55.68	20.88	205,549	0.98 (7)	0.98	(0.58)	11
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	(0.62)	(0.62)	—	12.04	50.39	33.39	95,061	0.99 (7)	0.99	(0.68)	17

KAR Small-Cap Value Fund
Class A
10/1/23 to 9/30/24	$21.74	0.12	5.13	5.25	(0.12)	(0.57)	(0.69)	—	4.56	$26.30	24.49%	$100,388	1.21% (7)	1.21%	0.50%	6%
10/1/22 to 9/30/23	20.31	0.12	1.98	2.10	(0.09)	(0.58)	(0.67)	—	1.43	21.74	10.42	88,472	1.21 (7)	1.21	0.53	11
10/1/21 to 9/30/22	27.28	0.05	(6.53)	(6.48)	(0.02)	(0.47)	(0.49)	—	(6.97)	20.31	(24.26)	90,204	1.21 (7)(8)	1.21	0.19	9
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	(0.15)	—	7.31	27.28	37.45	130,975	1.20 (7)	1.20	0.14	13
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	(0.11)	—	1.64	19.97	9.57	83,622	1.23 (7)	1.23	0.66	19
Class C
10/1/23 to 9/30/24	$20.88	(0.06)	4.92	4.86	—	(0.57)	(0.57)	—	4.29	$25.17	23.56%	$11,994	1.98% (7)	1.98%	(0.28) %	6%
10/1/22 to 9/30/23	19.59	(0.05)	1.92	1.87	—	(0.58)	(0.58)	—	1.29	20.88	9.59	12,289	1.97 (7)	1.97	(0.23)	11
10/1/21 to 9/30/22	26.51	(0.14)	(6.31)	(6.45)	—	(0.47)	(0.47)	—	(6.92)	19.59	(24.84)	13,446	1.98 (7)(8)	1.98	(0.58)	9
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	(0.01)	—	7.07	26.51	36.44	21,623	1.96 (7)	1.96	(0.60)	13
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	1.56	19.44	8.72	16,233	1.98 (7)	1.98	(0.08)	19
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class I
10/1/23 to 9/30/24	$21.80	0.18	5.16	5.34	(0.15)	(0.57)	(0.72)	—	4.62	$26.42	24.87%	$614,613	0.96% (7)	0.96%	0.74%	6%
10/1/22 to 9/30/23	20.36	0.17	1.98	2.15	(0.13)	(0.58)	(0.71)	—	1.44	21.80	10.65	572,969	0.98 (7)	0.98	0.78	11
10/1/21 to 9/30/22	27.30	0.11	(6.54)	(6.43)	(0.04)	(0.47)	(0.51)	—	(6.94)	20.36	(24.08)	756,418	0.98 (7)(8)	0.98	0.42	9
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	(0.20)	—	7.33	27.30	37.83	1,190,498	0.96 (7)	0.96	0.38	13
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	(0.15)	—	1.63	19.97	9.75	711,421	0.99 (7)	0.99	0.94	19
Class R6
10/1/23 to 9/30/24	$21.91	0.20	5.18	5.38	(0.21)	(0.57)	(0.78)	—	4.60	$26.51	24.94%	$51,597	0.90% (7)	0.90%	0.82%	6%
10/1/22 to 9/30/23	20.39	0.19	1.99	2.18	(0.08)	(0.58)	(0.66)	—	1.52	21.91	10.78	47,355	0.89 (7)	0.89	0.85	11
10/1/21 to 9/30/22	27.33	0.13	(6.55)	(6.42)	(0.05)	(0.47)	(0.52)	—	(6.94)	20.39	(24.03)	34,066	0.89 (7)(8)	0.89	0.52	9
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	(0.22)	—	7.33	27.33	37.85	81,914	0.89 (7)	0.89	0.46	13
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	(0.17)	—	1.64	20.00	9.90	12,246	0.89 (7)	0.89	1.01	19

KAR Small-Mid Cap Core Fund
Class A
10/1/23 to 9/30/24	$16.49	(0.04)	4.29	4.25	—	—	—	—	4.25	$20.74	25.77%	$71,957	1.25% (7)	1.25%	(0.24) %	7%
10/1/22 to 9/30/23	13.53	(0.05)	3.01	2.96	—	—	—	—	2.96	16.49	21.88	52,713	1.26 (7)(11)	1.26	(0.29)	18
10/1/21 to 9/30/22	18.67	(0.10)	(4.82)	(4.92)	—	(0.22)	(0.22)	—	(5.14)	13.53	(26.69)	34,319	1.31 (7)(8)(11)	1.27	(0.60)	19
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	4.24	18.67	29.38	48,485	1.30	1.30	(0.77)	7
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	2.90	14.43	25.15	19,735	1.30	1.39	(0.23)	31
Class C
10/1/23 to 9/30/24	$15.81	(0.18)	4.11	3.93	—	—	—	—	3.93	$19.74	24.86%	$50,413	2.01% (7)	2.01%	(1.00) %	7%
10/1/22 to 9/30/23	13.07	(0.16)	2.90	2.74	—	—	—	—	2.74	15.81	20.96	35,836	2.04 (7)(11)	2.03	(1.07)	18
10/1/21 to 9/30/22	18.18	(0.22)	(4.67)	(4.89)	—	(0.22)	(0.22)	—	(5.11)	13.07	(27.25)	26,271	2.04 (7)(8)(11)	2.03	(1.33)	19
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	4.02	18.18	28.39	30,401	2.05 (7)(11)	2.03	(1.52)	7
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	2.76	14.16	24.21	10,210	2.05	2.08	(0.97)	31
Class I
10/1/23 to 9/30/24	$16.71	— (9)	4.37	4.37	—	—	—	—	4.37	$21.08	26.15%	$1,875,537	0.99% (7)	0.99%	0.02%	7%
10/1/22 to 9/30/23	13.68	(0.01)	3.04	3.03	—	—	—	—	3.03	16.71	22.15	1,178,304	1.01 (7)(11)	1.01	(0.04)	18
10/1/21 to 9/30/22	18.82	(0.05)	(4.87)	(4.92)	—	(0.22)	(0.22)	—	(5.14)	13.68	(26.47)	877,405	1.02 (7)(8)	1.02	(0.31)	19
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (9)	—	— (9)	—	4.31	18.82	29.72	1,168,320	1.02 (7)(11)	1.01	(0.49)	7
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	2.95	14.51	25.52	439,899	1.05	1.09	0.07	31
Class R6
10/1/23 to 9/30/24	$16.78	0.02	4.37	4.39	—	—	—	—	4.39	$21.17	26.16%	$227,985	0.90% (7)	0.90%	0.11%	7%
10/1/22 to 9/30/23	13.71	0.01	3.06	3.07	—	—	—	—	3.07	16.78	22.39	66,911	0.92 (7)(11)	0.92	0.09	18
10/1/21 to 9/30/22	18.87	(0.05)	(4.89)	(4.94)	—	(0.22)	(0.22)	—	(5.16)	13.71	(26.51)	14,051	0.98 (7)(8)(11)	0.93	(0.28)	19
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	(0.01)	—	4.33	18.87	29.82	16,335	0.97 (7)(11)	0.92	(0.44)	7
10/1/19 to 9/30/20	11.57	— (9)	2.97	2.97	—	—	—	—	2.97	14.54	25.67	8,366	0.97	0.99	0.03	31
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)

KAR Small-Mid Cap Growth Fund
Class A
10/1/23 to 9/30/24	$9.10	(0.07)	2.03	1.96	—	—	—	—	1.96	$11.06	21.54%	$613	1.31% (13)	2.13%	(0.75) %	37%
10/1/22 to 9/30/23	7.73	(0.06)	1.43	1.37	—	—	—	—	1.37	9.10	17.72	3,321	1.30	2.25	(0.61)	14
10/1/21 to 9/30/22	10.70	(0.10)	(2.87)	(2.97)	—	—	—	—	(2.97)	7.73	(27.76)	435	1.31 (8)	2.77	(1.04)	27
12/8/20(14) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	0.70	10.70	7.00	725	1.30	4.06	(1.05)	14 (15)
Class C
10/1/23 to 9/30/24	$8.91	(0.13)	1.97	1.84	—	—	—	—	1.84	$10.75	20.65%	$126	2.06% (13)	2.82%	(1.35) %	37%
10/1/22 to 9/30/23	7.63	(0.12)	1.40	1.28	—	—	—	—	1.28	8.91	16.78	101	2.05	2.92	(1.45)	14
10/1/21 to 9/30/22	10.63	(0.16)	(2.84)	(3.00)	—	—	—	—	(3.00)	7.63	(28.22)	98	2.06 (8)	3.44	(1.77)	27
12/8/20(14) to 9/30/21	10.00	(0.15)	0.78	0.63	—	—	—	—	0.63	10.63	6.30	119	2.05	4.88	(1.82)	14 (15)
Class I
10/1/23 to 9/30/24	$9.17	(0.04)	2.04	2.00	—	—	—	—	2.00	$11.17	21.81%	$3,501	1.06% (13)	1.85%	(0.36) %	37%
10/1/22 to 9/30/23	7.77	(0.04)	1.44	1.40	—	—	—	—	1.40	9.17	18.02	2,715	1.05	1.98	(0.42)	14
10/1/21 to 9/30/22	10.72	(0.07)	(2.88)	(2.95)	—	—	—	—	(2.95)	7.77	(27.52)	1,940	1.06 (8)	2.58	(0.76)	27
12/8/20(14) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	0.72	10.72	7.20	1,998	1.05	3.83	(0.79)	14 (15)
Class R6
10/1/23 to 9/30/24	$9.18	(0.03)	2.04	2.01	—	—	—	—	2.01	$11.19	21.90%	$3,805	1.00% (13)	1.72%	(0.30) %	37%
10/1/22 to 9/30/23	7.78	(0.03)	1.43	1.40	—	—	—	—	1.40	9.18	17.99	3,127	0.99	1.86	(0.38)	14
10/1/21 to 9/30/22	10.73	(0.07)	(2.88)	(2.95)	—	—	—	—	(2.95)	7.78	(27.49)	2,664	1.00 (8)	2.45	(0.71)	27
12/8/20(14) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	0.73	10.73	7.30	3,241	0.99	3.79	(0.76)	14 (15)

KAR Small-Mid Cap Value Fund
Class A
10/1/23 to 9/30/24	$8.49	0.04	2.04	2.08	(0.04)	—	(0.04)	—	2.04	$10.53	24.61%	$1,615	1.17%	2.29%	0.38%	8%
10/1/22 to 9/30/23	7.77	0.05	0.72	0.77	(0.05)	—	(0.05)	—	0.72	8.49	9.96	1,207	1.17	2.20	0.56	15
10/1/21 to 9/30/22	9.64	0.03	(1.88)	(1.85)	(0.02)	—	(0.02)	—	(1.87)	7.77	(19.25)	698	1.20 (8)	4.12	0.29	19
8/3/21(14) to 9/30/21	10.00	— (9)	(0.36)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	127	1.17	12.81	0.09	0
Class C
10/1/23 to 9/30/24	$8.42	(0.04)	2.04	2.00	—	—	—	—	2.00	$10.42	23.75%	$110	1.92%	3.05%	(0.38) %	8%
10/1/22 to 9/30/23	7.71	(0.02)	0.73	0.71	—	—	—	—	0.71	8.42	9.21	87	1.92	2.96	(0.20)	15
10/1/21 to 9/30/22	9.63	(0.04)	(1.88)	(1.92)	—	—	—	—	(1.92)	7.71	(19.94)	80	1.93 (8)	4.86	(0.46)	19
8/3/21(14) to 9/30/21	10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	99	1.92	13.87	(0.71)	0
Class I
10/1/23 to 9/30/24	$8.52	0.06	2.07	2.13	(0.07)	—	(0.07)	—	2.06	$10.58	25.07%	$1,142	0.92%	2.17%	0.61%	8%
10/1/22 to 9/30/23	7.76	0.07	0.73	0.80	(0.04)	—	(0.04)	—	0.76	8.52	10.29	1,150	0.92	2.07	0.81	15
10/1/21 to 9/30/22	9.64	0.04	(1.87)	(1.83)	(0.05)	—	(0.05)	—	(1.88)	7.76	(19.10)	413	0.94 (8)	3.89	0.47	19
8/3/21(14) to 9/30/21	10.00	— (9)	(0.36)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	0.92	12.88	0.29	0
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Value Fund (Continued)
Class R6
10/1/23 to 9/30/24	$8.56	0.07	2.08	2.15	(0.08)	—	(0.08)	—	2.07	$10.63	25.18%	$3,683	0.82%	2.01%	0.72%	8%
10/1/22 to 9/30/23	7.78	0.08	0.73	0.81	(0.03)	—	(0.03)	—	0.78	8.56	10.37	3,313	0.82	1.92	0.90	15
10/1/21 to 9/30/22	9.65	0.06	(1.89)	(1.83)	(0.04)	—	(0.04)	—	(1.87)	7.78	(19.09)	2,719	0.83 (8)	3.83	0.63	19
8/3/21(14) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	(0.35)	9.65	(3.50)	2,604	0.82	12.82	0.47	0

SGA Global Growth Fund
Class A
10/1/23 to 9/30/24	$23.54	(0.09)	5.71	5.62	—	—	—	—	5.62	$29.16	23.87%	$121,754	1.27% (16)(17)	1.45%	(0.32) %	32% (18)
10/1/22 to 9/30/23	19.49	(0.11)	4.70	4.59	—	(0.54)	(0.54)	—	4.05	23.54	23.95	22,363	1.34 (17)	1.46	(0.48)	24
10/1/21 to 9/30/22	30.69	(0.18)	(8.97)	(9.15)	—	(2.05)	(2.05)	—	(11.20)	19.49	(31.91)	18,375	1.39 (8)	1.45	(0.71)	37
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—	(0.94)	(0.94)	—	4.15	30.69	19.49	34,690	1.38	1.47	(0.79)	40
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—	—	—	—	5.56	26.54	26.50	26,504	1.36 (7)	1.36	(0.53)	49
Class C
10/1/23 to 9/30/24	$21.54	(0.27)	5.21	4.94	—	—	—	—	4.94	$26.48	22.93%	$7,994	2.02% (16)(17)	2.17%	(1.11) %	32% (18)
10/1/22 to 9/30/23	18.01	(0.26)	4.33	4.07	—	(0.54)	(0.54)	—	3.53	21.54	23.01	3,726	2.09 (17)	2.18	(1.25)	24
10/1/21 to 9/30/22	28.71	(0.35)	(8.30)	(8.65)	—	(2.05)	(2.05)	—	(10.70)	18.01	(32.40)	3,767	2.14 (7)(8)(11)	2.14	(1.47)	37
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—	(0.94)	(0.94)	—	3.65	28.71	18.62	7,326	2.13	2.14	(1.54)	40
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—	—	—	—	5.09	25.06	25.49	5,210	2.13	2.14	(1.35)	49
Class I
10/1/23 to 9/30/24	$23.85	(0.02)	5.79	5.77	—	—	—	—	5.77	$29.62	24.19%	$107,559	1.02% (16)(17)	1.19%	(0.08) %	32% (18)
10/1/22 to 9/30/23	19.69	(0.06)	4.76	4.70	—	(0.54)	(0.54)	—	4.16	23.85	24.27	24,356	1.09 (17)	1.19	(0.26)	24
10/1/21 to 9/30/22	30.91	(0.12)	(9.05)	(9.17)	—	(2.05)	(2.05)	—	(11.22)	19.69	(31.74)	33,241	1.14 (8)	1.18	(0.47)	37
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—	(0.94)	(0.94)	—	4.25	30.91	19.78	53,546	1.13	1.15	(0.52)	40
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	— (9)	—	— (9)	—	5.63	26.66	26.79	27,529	1.13	1.20	(0.34)	49
Class R6
10/1/23 to 9/30/24	$24.75	— (9)	6.03	6.03	—	—	—	—	6.03	$30.78	24.36%	$101,757	0.90% (16)	1.04%	— % (12)	32% (18)
10/1/22 to 9/30/23	20.38	(0.01)	4.92	4.91	—	(0.54)	(0.54)	—	4.37	24.75	24.49	60,430	0.90	1.06	(0.05)	24
10/1/21 to 9/30/22	31.85	(0.06)	(9.36)	(9.42)	—	(2.05)	(2.05)	—	(11.47)	20.38	(31.58)	54,339	0.91 (8)	1.04	(0.22)	37
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—	(0.94)	(0.94)	—	4.47	31.85	20.07	80,122	0.90	1.03	(0.31)	40
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)	—	(0.01)	—	5.82	27.38	27.06	72,376	0.90	1.08	(0.11)	49

Tactical Allocation Fund
Class A
10/1/23 to 9/30/24	$9.53	0.15	2.50	2.65	(0.16)	(0.08)	(0.24)	—	2.41	$11.94	28.01%	$634,143	0.99%	1.07%	1.42%	37%
10/1/22 to 9/30/23	8.89	0.12	1.22	1.34	(0.12)	(0.58)	(0.70)	—	0.64	9.53	15.81	557,103	0.99	1.07	1.26	23
10/1/21 to 9/30/22	13.86	0.07	(4.06)	(3.99)	(0.07)	(0.91)	(0.98)	—	(4.97)	8.89	(31.03)	542,371	1.00 (8)	1.06	0.60	24
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	(0.20)	(0.25)	—	1.76	13.86	16.69	869,209	1.01 (8)(17)	1.07	0.30	46
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	(0.12)	(0.19)	—	2.59	12.10	29.72	683,100	1.06 (7)	1.06	0.68	35
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
Tactical Allocation Fund (Continued)
Class C
10/1/23 to 9/30/24	$9.75	0.07	2.56	2.63	(0.07)	(0.08)	(0.15)	—	2.48	$12.23	27.08%	$7,866	1.75%	1.87%	0.65%	37%
10/1/22 to 9/30/23	9.08	0.05	1.24	1.29	(0.04)	(0.58)	(0.62)	—	0.67	9.75	14.92	9,183	1.75	1.87	0.49	23
10/1/21 to 9/30/22	14.19	(0.03)	(4.15)	(4.18)	(0.02)	(0.91)	(0.93)	—	(5.11)	9.08	(31.56)	12,326	1.76 (8)	1.87	(0.22)	24
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	(0.20)	(0.21)	—	1.75	14.19	15.82	33,401	1.77 (8)(17)	1.88	(0.46)	46
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	(0.12)	(0.13)	—	2.66	12.44	28.82	12,140	1.83 (7)(11)	1.78	(0.10)	35
Class I
10/1/23 to 9/30/24	$9.50	0.18	2.49	2.67	(0.18)	(0.08)	(0.26)	—	2.41	$11.91	28.39%	$24,000	0.76%	0.87%	1.65%	37%
10/1/22 to 9/30/23	8.86	0.14	1.22	1.36	(0.14)	(0.58)	(0.72)	—	0.64	9.50	16.11	22,540	0.76	0.86	1.49	23
10/1/21 to 9/30/22	13.82	0.09	(4.05)	(3.96)	(0.09)	(0.91)	(1.00)	—	(4.96)	8.86	(30.90)	25,520	0.77 (8)	0.86	0.80	24
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	(0.20)	(0.28)	—	1.75	13.82	16.88	51,887	0.78 (8)(17)	0.86	0.55	46
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	(0.12)	(0.22)	—	2.56	12.07	29.74	26,526	0.82 (7)	0.82	0.73	35
Class R6
10/1/23 to 9/30/24	$9.49	0.20	2.48	2.68	(0.20)	(0.08)	(0.28)	—	2.40	$11.89	28.52%	$1,582	0.60%	0.76%	1.83%	37%
10/1/22 to 9/30/23	8.87	0.15	1.22	1.37	(0.17)	(0.58)	(0.75)	—	0.62	9.49	16.26	1,537	0.60	0.77	1.57	23
10/1/21 to 9/30/22	13.83	0.11	(4.05)	(3.94)	(0.11)	(0.91)	(1.02)	—	(4.96)	8.87	(30.73)	75	0.61 (8)	0.70	1.00	24
10/20/20(14) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	(0.20)	(0.29)	—	1.35	13.83	13.23	112	0.62 (8)	0.86	0.70	46 (15)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	The share class is currently under its expense limitation.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Amount is less than $0.005 per share.
(10)	Payment from affiliates had no impact on total return.
(11)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(12)	Amount is less than 0.005%.
(13)	Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2024, were 1.30% (Class A), 2.05% (Class C), 1.05% (Class I) and 0.99% (Class R6).
(14)	Inception date.
(15)	Portfolio turnover is representative of the Fund for the entire period.
(16)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(17)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(18)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $201,512 and $200,030, respectively. Please see Note 12 in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
       •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
       •     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
       •     Level 3 –  prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Fund	$781	$781	$ —
KAR Global Quality Dividend Fund	933	933	—
KAR Small-Cap Core Fund	1,723	1,723	—
KAR Small-Cap Growth Fund	8,316	8,316	—
Tactical Allocation Fund	1,945	1,945	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of September 30, 2024 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Fund	Money Market Mutual Fund	$816
KAR Global Quality Dividend Fund	Money Market Mutual Fund	993
KAR Small-Cap Core Fund	Money Market Mutual Fund	1,751
KAR Small-Cap Growth Fund	Money Market Mutual Fund	8,524
Tactical Allocation Fund	Money Market Mutual Fund	2,029

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	$500+ Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Global Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:

Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Global Quality Dividend Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Global Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolio)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC, an indirect wholly owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47%	2.22%	1.22%	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40	2.15	1.15	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50	2.25	1.25	1.18
KAR Small-Cap Value Fund	1.42	2.17	1.17	1.06
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
KAR Small-Mid Cap Growth Fund	1.30	2.05	1.05	0.99
KAR Small-Mid Cap Value Fund	1.17	1.92	0.92	0.82
SGA Global Growth Fund	1.25(1)	2.00(1)	1.00(1)	0.90
Tactical Allocation Fund	0.99	1.75	0.76	0.60
(1)	Effective March 8, 2024. For the period October 1, 2023 through March 7, 2024, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively : 1.33%, 2.08% and 1.08%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:

	Expiration
Fund	2025	2026	2027	Total
KAR Capital Growth Fund
Class R6	$ 3	$ 3	$ 3	$ 9
KAR Equity Income Fund
Class A	136	153	156	445
Class C	5	8	6	19
Class I	18	38	21	77
Class R6	2	2	2	6
KAR Global Quality Dividend Fund
Class A	32	47	55	134
Class C	2	2	1	5
Class I	19	21	17	57
Class R6	9	10	10	29
KAR Mid-Cap Core Fund
Class A	77	104	127	308
Class C	67	69	65	201
Class I	1,112	1,471	1,764	4,347
Class R6	43	29	53	125
KAR Mid-Cap Growth Fund
Class C	—	— (1)	—	— (1)
Class R6	102	80	81	263

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Expiration
Fund	2025	2026	2027	Total
KAR Small-Mid Cap Growth Fund
Class A	$8	$21	$14	$43
Class C	2	1	1	4
Class I	34	21	24	79
Class R6	43	26	25	94
KAR Small-Mid Cap Value Fund
Class A	7	12	16	35
Class C	3	1	1	5
Class I	9	10	14	33
Class R6	85	35	42	162
SGA Global Growth Fund
Class A	16	26	143	185
Class C	1	3	10	14
Class I	15	26	126	167
Class R6	90	102	137	329
Tactical Allocation Fund
Class A	424	474	471	1,369
Class C	24	12	11	47
Class I	38	24	26	88
Class R6	— (1)	1	2	3
(1)	Amount is less than $500 (not in thousands).
During the year ended September 30, 2024, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Global Quality Dividend Fund	$—	$—	$—(1)	$—	$—(1)
KAR Mid-Cap Growth Fund	—	—(1)	—	—	—(1)
KAR Small-Mid Cap Core Fund	—(1)	—	—	—(1)	—(1)
KAR Small-Mid Cap Growth Fund	—	—(1)	—(1)	1	1
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2024, it retained net commissions of $1,512 for Class A shares and CDSC of $—(1) and $48 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1)Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2024, the Funds incurred administration fees totaling $12,526 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended September 30, 2024, the Funds incurred transfer agent fees totaling $5,605 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
G.	Affiliated Shareholders
At September 30, 2024, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Value Fund
Class A	10,000	$105
Class C	10,000	104
Class I	10,000	106
Class R6	346,564	3,684
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended September 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the KAR Small-Cap Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the year ended September 30, 2024, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—31.5%
Dream Finders Homes, Inc.(1)	$81,774	$14,262	$21,195	$6,303	$42,535	$123,679	3,415,593	$—	$—
Endava plc(1),(2)	—	101,786	22,320	(14,311)	(51,058)	57,792	2,262,813	—	—
Enerpac Tool Group Corp.	—	122,081	4,121	45	19,454	137,459	3,281,438	—	—
Fox Factory Holding Corp.(1),(3)	235,316	26,477	43,772	6,358	(173,776)	—	—	—	—
Goosehead Insurance, Inc.(1)	100,353	27,894	27,329	8,700	24,342	133,960	1,500,115	—	—
Holley, Inc.(1)	52,945	—	17,725	(28,993)	12,049	18,276	6,195,070	—	—
MediaAlpha, Inc.(4)	32,810	—	59,282	(38,324)	64,796	—	—	—	—
National Research Corp.	106,910	—	16,639	960	(45,328)	45,903	2,008,009	977	—
NVE Corp.(3)	20,181	—	6,736	1,679	(6,493)	—	—	866	—
Olo, Inc.(4)	50,083	—	39,516	(26,740)	16,173	—	—	—	—
Omega Flex, Inc.	63,481	6,355	11,056	(4,445)	(16,404)	37,931	759,827	1,023	—
Onestream, Inc.(1)	—	80,643	—	—	20,135	100,778	2,972,801	—	—
Revolve Group, Inc.(1)	64,113	—	25,417	(16,348)	57,486	79,834	3,221,701	—	—
Ryan Specialty Holdings, Inc.(3)	311,897	—	131,223	74,239	(160,459)	—	—	3,091	—
Smith Douglas Homes Corp.(1)	—	31,912	1,915	266	18,622	48,885	1,293,950	—	—
Triumph Financial, Inc.(1)	—	124,069	—	—	12,315	136,384	1,714,659	—	—

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
U.S. Physical Therapy, Inc.(3)	$95,812	$—	$27,167	$(4,430)	$(2,810)	$—	—	$1,547	$—
Total	$1,215,675	$535,479	$455,413	$(35,041)	$(168,421)	$920,881		$7,504	$—

(1)	Non-income producing.
(2)	Issuer was not an affiliated investment of the Fund at September 30, 2023.
(3)	Issuer is not an affiliated investment of the Fund at September 30, 2024.
(4)	Security was not an investment of the Fund at September 30, 2024.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2024.
J.	Trustee Fee
For the year ended September 30, 2024, the Funds incurred independent Trustee’s fees totaling $1,067 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended September 30, 2024, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$85,473	$155,650
KAR Equity Income Fund	21,152	36,637
KAR Global Quality Dividend Fund	4,950	9,531
KAR Mid-Cap Core Fund	977,488	407,550
KAR Mid-Cap Growth Fund	190,002	560,506
KAR Small-Cap Core Fund	87,310	195,251
KAR Small-Cap Growth Fund	621,777	1,374,873
KAR Small-Cap Value Fund	44,554	146,299
KAR Small-Mid Cap Core Fund	564,235	116,073
KAR Small-Mid Cap Growth Fund	2,969	5,991
KAR Small-Mid Cap Value Fund	489	1,177
SGA Global Growth Fund	78,668	140,969
Tactical Allocation Fund	198,936	295,621
Purchases and sales of long-term U.S. government and agency securities during the year ended September 30, 2024, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$33,991	$13,074

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	499	$8,932	417	$6,444	89	$1,756	432	$8,302
Reinvestment of distributions	1,620	28,943	5,405	77,837	141	2,645	311	6,038
Shares repurchased and cross class conversions	(3,364)	(66,811)	(3,050)	(50,169)	(761)	(14,831)	(865)	(16,508)
Net Increase / (Decrease)	(1,245)	$(28,936)	2,772	$34,112	(531)	$(10,430)	(122)	$(2,168)
Class C
Shares sold and cross class conversions	57	$674	35	$368	13	$221	115	$1,933
Reinvestment of distributions	20	215	75	677	5	73	18	295
Shares repurchased and cross class conversions	(71)	(852)	(155)	(1,626)	(86)	(1,393)	(131)	(2,128)
Net Increase / (Decrease)	6	$37	(45)	$(581)	(68)	$(1,099)	2	$100
Class I
Shares sold and cross class conversions	197	$4,219	297	$5,272	63	$1,214	844	$16,011
Reinvestment of distributions	86	1,626	346	5,279	18	339	112	2,149
Shares repurchased and cross class conversions	(370)	(7,486)	(713)	(12,234)	(290)	(5,548)	(1,549)	(29,580)
Net Increase / (Decrease)	(87)	$(1,641)	(70)	$(1,683)	(209)	$(3,995)	(593)	$(11,420)
Class R6
Shares sold and cross class conversions	8	$186	16	$267	16	$294	46	$867
Reinvestment of distributions	5	93	15	235	3	64	6	119
Shares repurchased and cross class conversions	(33)	(739)	(15)	(257)	(20)	(389)	(37)	(684)
Net Increase / (Decrease)	(20)	$(460)	16	$245	(1)	$(31)	15	$302

	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	22	$327	78	$1,130	1,082	$59,428	851	$41,213
Reinvestment of distributions	50	704	43	618	58	3,100	4	203
Shares repurchased and cross class conversions	(192)	(2,811)	(217)	(3,123)	(581)	(32,002)	(368)	(17,999)
Net Increase / (Decrease)	(120)	$(1,780)	(96)	$(1,375)	559	$30,526	487	$23,417

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	—(1)	$4	6	$90	371	$18,218	299	$13,191
Reinvestment of distributions	1	13	1	16	41	1,931	4	152
Shares repurchased and cross class conversions	(16)	(232)	(35)	(495)	(272)	(13,398)	(287)	(12,490)
Net Increase / (Decrease)	(15)	$(215)	(28)	$(389)	140	$6,751	16	$853
Class I
Shares sold and cross class conversions	23	$336	105	$1,510	18,805	$1,059,809	14,954	$751,349
Reinvestment of distributions	17	237	24	346	843	46,371	57	2,728
Shares repurchased and cross class conversions	(204)	(2,960)	(442)	(6,335)	(10,392)	(592,058)	(8,184)	(405,459)
Net Increase / (Decrease)	(164)	$(2,387)	(313)	$(4,479)	9,256	$514,122	6,827	$348,618
Class R6
Shares sold and cross class conversions	28	$423	26	$370	1,498	$85,698	636	$32,626
Reinvestment of distributions	6	83	5	76	23	1,269	1	59
Shares repurchased and cross class conversions	(33)	(468)	(39)	(558)	(341)	(19,681)	(416)	(20,700)
Net Increase / (Decrease)	1	$38	(8)	$(112)	1,180	$67,286	221	$11,985

	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	398	$21,169	494	$24,011	341	$16,692	466	$19,466
Reinvestment of distributions	—	—	—	—	137	6,462	200	7,634
Shares repurchased and cross class conversions	(1,423)	(78,615)	(1,390)	(67,213)	(437)	(21,353)	(436)	(18,296)
Net Increase / (Decrease)	(1,025)	$(57,446)	(896)	$(43,202)	41	$1,801	230	$8,804
Class C
Shares sold and cross class conversions	62	$2,543	102	$3,735	36	$1,294	45	$1,359
Reinvestment of distributions	—	—	—	—	95	3,308	175	5,016
Shares repurchased and cross class conversions	(365)	(15,164)	(462)	(16,790)	(522)	(18,827)	(456)	(14,373)
Net Increase / (Decrease)	(303)	$(12,621)	(360)	$(13,055)	(391)	$(14,225)	(236)	$(7,998)
Class I
Shares sold and cross class conversions	2,769	$158,751	4,595	$232,426	3,240	$172,752	1,788	$81,556
Reinvestment of distributions	—	—	—	—	914	46,872	1,464	60,521
Shares repurchased and cross class conversions	(7,522)	(431,264)	(9,789)	(489,451)	(3,353)	(177,618)	(4,041)	(181,807)
Net Increase / (Decrease)	(4,753)	$(272,513)	(5,194)	$(257,025)	801	$42,006	(789)	$(39,730)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	369	$21,506	434	$22,006	2,714	$145,485	2,154	$96,191
Reinvestment of distributions	—	—	—	—	161	8,306	213	8,849
Shares repurchased and cross class conversions	(673)	(39,796)	(673)	(34,500)	(1,208)	(64,180)	(2,108)	(96,264)
Net Increase / (Decrease)	(304)	$(18,290)	(239)	$(12,494)	1,667	$89,611	259	$8,776

	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,991	$62,443	1,341	$41,857	304	$7,340	393	$8,752
Reinvestment of distributions	642	19,845	2,069	58,361	111	2,657	128	2,728
Shares repurchased and cross class conversions	(4,164)	(129,726)	(3,596)	(111,969)	(669)	(15,976)	(893)	(19,506)
Net Increase / (Decrease)	(1,531)	$(47,438)	(186)	$(11,751)	(254)	$(5,979)	(372)	$(8,026)
Class C
Shares sold and cross class conversions	352	$8,787	137	$3,447	39	$878	28	$594
Reinvestment of distributions	360	8,852	1,174	26,885	14	316	18	379
Shares repurchased and cross class conversions	(2,297)	(57,037)	(1,946)	(50,035)	(165)	(3,735)	(144)	(3,060)
Net Increase / (Decrease)	(1,585)	$(39,398)	(635)	$(19,703)	(112)	$(2,541)	(98)	$(2,087)
Class I
Shares sold and cross class conversions	14,844	$487,435	11,398	$372,477	3,320	$79,250	5,009	$110,446
Reinvestment of distributions	3,654	118,750	11,769	347,075	697	16,664	1,009	21,459
Shares repurchased and cross class conversions	(34,944)	(1,142,255)	(29,413)	(972,772)	(7,034)	(168,383)	(16,896)	(370,392)
Net Increase / (Decrease)	(16,446)	$(536,070)	(6,246)	$(253,220)	(3,017)	$(72,469)	(10,878)	$(238,487)
Class R6
Shares sold and cross class conversions	2,123	$69,788	3,633	$121,597	273	$6,676	1,289	$27,926
Reinvestment of distributions	255	8,348	745	22,106	28	660	34	713
Shares repurchased and cross class conversions	(2,952)	(97,253)	(1,766)	(58,708)	(516)	(12,254)	(832)	(18,359)
Net Increase / (Decrease)	(574)	$(19,117)	2,612	$84,995	(215)	$(4,918)	491	$10,280

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,135	$21,068	1,359	$22,578	116	$1,113	416	$3,754
Shares repurchased and cross class conversions	(862)	(16,038)	(700)	(11,037)	(426)	(4,134)	(107)	(982)
Net Increase / (Decrease)	273	$5,030	659	$11,541	(310)	$(3,021)	309	$2,772
Class C
Shares sold and cross class conversions	858	$15,094	697	$10,931	1	$5	1	$6
Shares repurchased and cross class conversions	(570)	(9,910)	(441)	(6,763)	(1)	(1)	(3)	(19)
Net Increase / (Decrease)	288	$5,184	256	$4,168	—(1)	$4	(2)	$(13)
Class I
Shares sold and cross class conversions	37,795	$703,032	26,052	$424,769	127	$1,240	196	$1,770
Shares repurchased and cross class conversions	(19,305)	(361,007)	(19,713)	(315,549)	(110)	(1,070)	(150)	(1,255)
Net Increase / (Decrease)	18,490	$342,025	6,339	$109,220	17	$170	46	$515
Class R6
Shares sold and cross class conversions	7,973	$146,263	3,396	$56,960	7	$63	15	$137
Shares repurchased and cross class conversions	(1,193)	(22,501)	(432)	(7,006)	(8)	(72)	(17)	(158)
Net Increase / (Decrease)	6,780	$123,762	2,964	$49,954	(1)	$(9)	(2)	$(21)

	KAR Small-Mid Cap Value Fund				SGA Global Growth Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	11	$107	54	$453	140	$3,731	93	$2,102
Shares issued-merger (See Note 12)	—	—	—	—	3,696	102,096	—	—
Reinvestment of distributions	—(1)	1	—(1)	1	—	—	24	499
Shares repurchased and cross class conversions	(—) (1)	(1)	(2)	(17)	(610)	(16,577)	(110)	(2,467)
Net Increase / (Decrease)	11	$107	52	$437	3,226	$89,250	7	$134
Class C
Shares sold and cross class conversions	1	$11	—(1)	$1	6	$121	8	$156
Shares issued-merger (See Note 12)	—	—	—	—	229	5,774	—	—
Reinvestment of distributions	—	—	—	—	—	—	5	104
Shares repurchased and cross class conversions	(1)	(10)	(—) (1)	(1)	(107)	(2,660)	(49)	(987)
Net Increase / (Decrease)	—(1)	$1	—	$—	128	$3,235	(36)	$(727)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	KAR Small-Mid Cap Value Fund				SGA Global Growth Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	35	$322	86	$746	447	$12,242	170	$3,857
Shares issued-merger (See Note 12)	—	—	—	—	3,136	87,854	—	—
Reinvestment of distributions	1	8	—(1)	2	—	—	31	642
Shares repurchased and cross class conversions	(63)	(579)	(4)	(38)	(972)	(27,103)	(868)	(18,398)
Net Increase / (Decrease)	(27)	$(249)	82	$710	2,611	$72,993	(667)	$(13,899)
Class R6
Shares sold and cross class conversions	—	$—	38	$312	94	$2,697	68	$1,596
Shares issued-merger (See Note 12)	—	—	—	—	2,261	65,779	—	—
Reinvestment of distributions	1	9	—(1)	2	—	—	59	1,288
Shares repurchased and cross class conversions	(41)	(420)	(—) (1)	(—) (2)	(1,490)	(44,283)	(352)	(8,272)
Net Increase / (Decrease)	(40)	$(411)	38	$314	865	$24,193	(225)	$(5,388)

	Tactical Allocation Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	517	$5,488	1,407	$13,151
Reinvestment of distributions	1,110	12,103	4,356	38,261
Shares repurchased and cross class conversions	(7,007)	(75,626)	(8,307)	(78,405)
Net Increase / (Decrease)	(5,380)	$(58,035)	(2,544)	$(26,993)
Class C
Shares sold and cross class conversions	32	$353	89	$857
Reinvestment of distributions	11	119	79	709
Shares repurchased and cross class conversions	(342)	(3,830)	(584)	(5,584)
Net Increase / (Decrease)	(299)	$(3,358)	(416)	$(4,018)
Class I
Shares sold and cross class conversions	405	$4,293	456	$4,352
Reinvestment of distributions	52	570	209	1,829
Shares repurchased and cross class conversions	(814)	(8,768)	(1,171)	(11,022)
Net Increase / (Decrease)	(357)	$(3,905)	(506)	$(4,841)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Tactical Allocation Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	26	$281	159	$1,573
Reinvestment of distributions	4	39	2	14
Shares repurchased and cross class conversions	(59)	(616)	(7)	(71)
Net Increase / (Decrease)	(29)	$(296)	154	$1,516
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of September 30, 2024, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Global Quality Dividend Fund	12%	1
KAR Mid-Cap Core Fund	47	4
KAR Mid-Cap Growth Fund	26	2
KAR Small-Cap Core Fund	15	1
KAR Small-Cap Growth Fund	11	1
KAR Small-Cap Value Fund	26	1
KAR Small-Mid Cap Core Fund	47	3
KAR Small-Mid Cap Growth Fund	64	2*
KAR Small-Mid Cap Value Fund	88	4*
SGA Global Growth Fund	27	2
*	Includes affiliated shareholder account(s).
Note 7.  Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2024, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	29%
KAR Mid-Cap Core Fund	Industrials	41
KAR Mid-Cap Growth Fund	Consumer Discretionary	28
KAR Mid-Cap Growth Fund	Information Technology	27
KAR Small-Cap Core Fund	Industrials	46
KAR Small-Cap Growth Fund	Financials	34
KAR Small-Cap Value Fund	Industrials	39
KAR Small-Cap Value Fund	Financials	27
KAR Small-Mid Cap Core Fund	Industrials	32
KAR Small-Mid Cap Growth Fund	Industrials	31
KAR Small-Mid Cap Value Fund	Industrials	39
SGA Global Growth Fund	Information Technology	34
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2024, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, and as amended, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit agreement (“Credit Agreement”), with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate (“SOFR”) or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2024, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Global Quality Dividend Fund	$—(1)	$500	6.44%	5
KAR Small-Mid Cap Growth Fund	1	1,675	6.42	2
KAR Small-Mid Cap Value Fund	—(1)	118	6.43	7
SGA Global Growth Fund	5	9,320	6.44	3
(1)	Amount is less than $500 (not in thousands).
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 256,224	$ 398,123	$ (14,621)	$ 383,502
KAR Equity Income Fund	102,731	28,952	(3,142)	25,810
KAR Global Quality Dividend Fund	26,601	7,176	(1,496)	5,680
KAR Mid-Cap Core Fund	2,029,194	840,364	(19,950)	820,414
KAR Mid-Cap Growth Fund	691,765	696,711	(20,385)	676,326
KAR Small-Cap Core Fund	1,115,415	1,158,431	(3,125)	1,155,306
KAR Small-Cap Growth Fund	1,738,045	1,251,554	(98,657)	1,152,897
KAR Small-Cap Value Fund	401,767	361,786	(3,256)	358,530
KAR Small-Mid Cap Core Fund	1,702,650	514,622	(33,318)	481,304
KAR Small-Mid Cap Growth Fund	5,914	2,282	(157)	2,125
KAR Small-Mid Cap Value Fund	5,363	1,385	(182)	1,203
SGA Global Growth Fund	246,285	93,869	(4,131)	89,738
Tactical Allocation Fund	479,759	205,848	(26,649)	179,199
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Equity Income Fund	$16	$—
KAR Mid-Cap Core Fund	1,802	511
KAR Mid-Cap Growth Fund	44,790	23,314
KAR Small-Mid Cap Growth Fund	300	573
KAR Small-Mid Cap Value Fund	34	104
Tactical Allocation Fund	24,371	—

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
KAR Capital Growth Fund	$—	$79,312	$ 3,181	$ —	$ —
KAR Equity Income Fund	3,102	—	—	114	16
KAR Global Quality Dividend Fund	17	59	—	—	—
KAR Mid-Cap Core Fund	—	—	422	26,582	2,313
KAR Mid-Cap Growth Fund	—	—	6,965	4,021	68,104
KAR Small-Cap Core Fund	5,196	86,188	—	—	—
KAR Small-Cap Growth Fund	—	244,135	7,483	—	—
KAR Small-Cap Value Fund	4,590	25,478	—	—	—
KAR Small-Mid Cap Core Fund	—	1,955	202	—	—
KAR Small-Mid Cap Growth Fund	—	—	19	205	873
KAR Small-Mid Cap Value Fund	29	—	—	258	138
SGA Global Growth Fund	3,595	58,668	—	—	—
Tactical Allocation Fund	4,878	62,656	—	—	24,371
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2024 and 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
KAR Capital Growth Fund
9/30/24	$ —	$ 33,000	$33,000
9/30/23	—	90,200	90,200
KAR Equity Income Fund
9/30/24	3,300	—	3,300
9/30/23	3,870	5,140	9,010
KAR Global Quality Dividend Fund
9/30/24	1,090	—	1,090
9/30/23	1,104	—	1,104
KAR Mid-Cap Core Fund
9/30/24	24	53,136	53,160
9/30/23	—	3,170	3,170
KAR Small-Cap Core Fund
9/30/24	10,628	69,000	79,628
9/30/23	5,370	96,110	101,480
KAR Small-Cap Growth Fund
9/30/24	—	171,800	171,800
9/30/23	—	497,800	497,800
KAR Small-Cap Value Fund
9/30/24	4,800	18,510	23,310
9/30/23	5,000	23,500	28,500
KAR Small-Mid Cap Value Fund
9/30/24	44	—	44
9/30/23	18	—	18
SGA Global Growth Fund
9/30/23	—	2,655	2,655
Tactical Allocation Fund
9/30/24	9,200	4,630	13,830
9/30/23	7,400	36,600	44,000
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Note 12. Reorganization
($ reported in thousands)
On November 15, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Vontobel Global Opportunities Fund, (the “Acquired Fund”), a series of the Virtus Opportunities Trust, and the Virtus SGA Global Growth Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on March 8, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	6,269	3,696	$102,096
Class C Shares	490	229	5,774
Class I Shares	5,328	3,136	87,854
Class R6 Shares	3,949	2,261	65,780
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$261,504	$108,574	$129,294
The net assets of the Acquiring Fund immediately following the acquisition were $390,798.
Assuming the acquisition had been completed on October 1, 2023, the SGA Global Growth Fund’s pro-forma results of operations for the year ended September 30, 2024 would have been as follows:
Net investment income (loss)	$(484)(a)
Net realized and unrealized gain (loss) on investments	77,558 (b)
Net increase (decrease) in net assets resulting from operations	$77,074
(a) $(386), as reported in the Statement of Operations, plus $(98) net investment loss from the Acquired Fund pre-merger.
(b) $38,904, as reported in the Statement of Operations, plus $38,654 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 8, 2024.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Equity Trust and Shareholders of Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund, Virtus SGA Global Growth Fund, and Virtus Tactical Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund, Virtus SGA Global Growth Fund, and Virtus Tactical Allocation Fund (constituting Virtus Equity Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2024
We have served as the auditor of one or more investment companies in Virtus Mutual Funds since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS EQUITY TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2024
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2025, the Funds will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2024, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
KAR Capital Growth Fund	0.00%	0.00%	$ 83,535
KAR Equity Income Fund	100.00	100.00	—
KAR Global Quality Dividend Fund	100.00	55.04	59
KAR Mid-Cap Core Fund	100.00	100.00	—
KAR Mid-Cap Growth Fund	0.00	0.00	—
KAR Small-Cap Core Fund	100.00	100.00	88,688
KAR Small-Cap Growth Fund	0.00	0.00	244,138
KAR Small-Cap Value Fund	100.00	100.00	25,510
KAR Small-Mid Cap Core Fund	0.00	0.00	1,955
KAR Small-Mid Cap Growth Fund	0.00	0.00	—
KAR Small-Mid Cap Value Fund	100.00	100.00	—
SGA Global Growth Fund	57.22	20.67	70,593
Tactical Allocation Fund	29.61	10.60	62,657
For the fiscal year ended September 30, 2024, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code, and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
KAR Global Quality Dividend Fund	$ 827	$ 92

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VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8015	11-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/26/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/26/24

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	11/26/24

*	Print the name and title of each signing officer under his or her signature.